                                                                   Registration No. 33-08054
                                                                           File No. 811-4803
                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [ X ]

Pre-Effective Amendment No.                                            [     ]

Post-Effective Amendment No. 31                                          [ X ]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

Amendment No. 32                                                         [ X ]

--------------------------------------------------------------------------------------------
                                 Oppenheimer Municipal Fund
--------------------------------------------------------------------------------------------
                     (Exact Name of Registrant as Specified in Charter)

--------------------------------------------------------------------------------------------
                     6803 South Tucson Way, Centennial, Colorado 80112
--------------------------------------------------------------------------------------------
                    (Address of Principal Executive Offices) (Zip Code)

--------------------------------------------------------------------------------------------
                                       (303) 768-3200
--------------------------------------------------------------------------------------------
                    (Registrant's Telephone Number, including Area Code)

--------------------------------------------------------------------------------------------
                                    Robert G. Zack, Esq.
--------------------------------------------------------------------------------------------
                                   OppenheimerFunds, Inc.
                  2 World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------------------
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[]    Immediately upon filing pursuant to paragraph (b)
[X]   December 26, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Limited Term Municipal Fund

Prospectus dated December 26, 2007

---------------------------------------------------------------------------------

                                               Oppenheimer Limited Term
                                         Municipal Fund is a mutual fund. It
                                         seeks a high level of current income
                                         exempt from federal personal income
                                         taxes by investing in municipal
                                         securities.

                                               This prospectus contains
                                         important information about the Fund's
                                         investment objective, investment
                                         policies, principal investment
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other

As with all mutual funds, the            account features. Please read this
Securities and Exchange Commission has   prospectus carefully before you invest
not approved or disapproved the Fund's   and keep it for future reference about
securities nor has it determined that    your account.
this prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------

                                                    [logo]  OppenheimerFunds(R)
                                                      The Right Way to Invest

CONTENTS

---------------------------------------------------------------------------------

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website

                    How to Sell Shares

                    Checkwriting
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

---------------------------------------------------------------------------------

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks a high  level of current income exempt from federal income tax.

WHAT DOES THE FUND MAINLY INVEST IN?  As a fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).  Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in those securities.  Not more than 5% of net assets will be invested in securities rated below investment grade at the time of acquisition. Municipal securities include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (which are debt obligations having a maturity of less than one year when issued), and interests in municipal leases. "Investment-grade" securities are securities rated in the four highest rating categories of nationally recognized statistical rating organizations such as Standard & Poor's Rating Services
("S&P") or Moody's Investors Services ("Moody's") or unrated securities judged by the Fund's investment manager, OppenheimerFunds, Inc. (the
"Manager"), to be comparable to securities rated as investment grade. These investments are more fully explained in "About the Fund's Investments," below.

      The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less. However, the Fund can invest in securities that have short, intermediate or long maturities. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target at all times.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look nationwide for municipal securities, evaluating them using a variety of factors that may change over time and may vary in particular cases. The portfolio managers currently look for:
      o  Securities that offer high current income,

      o  A wide range of issuers and securities to provide portfolio diversification,

      o  Investment-grade securities that offer high income, particularly callable bonds,

      o  Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and
o     Securities with a diverse array of maturities, so that portions of the portfolio will mature at different times to reduce share price volatility.

      The portfolio managers may consider selling a security if any of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes, from a portfolio of limited term maturity to try to reduce share price volatility.
The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is intended to be a long-term investment but is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.
There is also the risk that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective. The Fund's share prices and yields may change daily.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. To help reduce credit risks, the Fund focuses on investing in investment-grade securities. However, credit ratings are not guarantees of an issuer's timely payments of its obligations. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. While securities rated "Baa" by Moody's or
"BBB" by S&P are considered "investment grade," they have some speculative characteristics and have greater risks than higher grades of investment grade securities.

INTEREST RATE RISK. Municipal securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      Although the Fund attempts to limit its average effective portfolio maturity to not more than five years, the Fund can hold securities having maturities of more than five years to seek higher income. When the Fund holds securities with longer maturities, it will seek to manage its average effective portfolio maturity with other investment techniques. When the average effective maturity of the Fund's portfolio is relatively longer, its share prices may fluctuate more when interest rates change. However, the
Fund's maturity management strategy could be unsuccessful, so that the prices of its portfolio securities could be more volatile than anticipated.

Additionally, the Fund can buy variable and floating rate obligations. When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the
Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the
Master Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the
MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of
Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject  to  Appropriation"  (STA)  Tobacco  Bonds.  In addition to the tobacco  settlement  bonds discussed  above, the Fund also may invest in tobacco  related  bonds  that are  subject  to a  state's  appropriation
      pledge  ("STA  Tobacco  Bonds").   STA  Tobacco  Bonds  rely on both the
      revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds"
      (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.
      While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be
      "municipal securities" for purposes of its concentration policies.

INVERSE FLOATERS. The Fund may invest up to 20% of its total assets in
"inverse floaters" (which includes the effects of leverage) to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the
Fund's transfer of a municipal bond to a trust, the Fund's financial statements reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the Fund's Statement of Investments to include the underlying municipal bond.

BORROWING FOR LEVERAGE. The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage" in amounts up to one-third of its total assets (including the amounts borrowed) less all liabilities and indebtedness other than borrowings. This use of "leverage" will subject the
Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.
The interest on borrowed money is an expense that might reduce the Fund's yield.

TAXABILITY RISK. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

On November 5, 2007, the U.S. Supreme Court (the "Court") heard arguments in its review of a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than
Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

A decision is expected in the first part of 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally - either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds. This might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      While the Fund's strategy of managing the volatility of its portfolio by limiting its effective maturity may help reduce fluctuations in the Fund's share prices, unanticipated events can affect the maturity of securities and reduce the effectiveness of that strategy. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of bond funds, such as high yield bond funds, and may be less volatile than longer-term tax-exempt funds, but it has greater risks than money market funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to the prospectus for data in bar chart showing the annual total returns.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/01/07 through 9/30/07, the cumulative return before taxes for Class A shares was 0.60%.

During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 4.21% (3 Qtr '04) and the lowest return before taxes for a calendar quarter was -2.11% (2 Qtr '04).

-------------------------------------------------------------------------------------
Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended
December 31, 2006
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class A Shares  (inception
11/11/86)                            1.77%             6.35%             5.38%
  Return Before Taxes                1.76%             6.35%             5.36%
  Return After Taxes on
  Distributions                      2.61%             6.14%             5.29%
  Return  After  Taxes  on
  Distributions  and  Sale
  of Fund Shares
-------------------------------------------------------------------------------------
Class  B   Shares   (inception       0.65%             6.15%             5.28%
9/11/95)
-------------------------------------------------------------------------------------
Class  C   Shares   (inception                                             4.96%
12/1/93)                           3.69%             6.31%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lehman Brothers Municipal          4.84%                5.53%             5.76%
Bond Index (reflects no
deduction for fees, expenses

or taxes)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Consumer Price Index                   2.54%            2.69%              2.44%

-------------------------------------------------------------------------------------

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B 10 years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman
Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.
The Fund's investments vary from those in the index. The Fund's performance also is compared to the Consumer Price Index, a non-securities index that measures change in the inflation rate.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2007.

--------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------------------------
--------------------------------------------------------------------
                             Class A      Class B    Class C Shares
                             Shares        Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Maximum Sales Charge          3.50%         None          None
(Load) on purchases (as
% of offering price)
--------------------------------------------------------------------
--------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the             None(1)       4%(2)         1%(3)
original offering price
or redemption proceeds)
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                Class A Shares  Class B Shares  Class C Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                     0.41%           0.41%            0.41%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or Service         0.25%           1.00%            1.00%
(12b-1) Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Other Expenses                0.52%           0.55%            0.52%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Interest and Related

    Expenses from Inverse           0.28%           0.28%            0.28%

    Floaters(4)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Other Expenses                  0.24%           0.27%            0.24%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Operating Expenses     1.18%           1.96%            1.93%

--------------------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

1.    A Class A contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more. See "How to Buy Shares" for details.
2.    Applies to redemptions in the first year after purchase.  The contingent deferred  sales charge  gradually  declines  from 4% to 1% during years one through five and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
   Total Annual Operating Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

-------------------------------------------------------------------------------
If shares are redeemed:           1 year      3 years    5 years    10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares                     $467        $714        $980      $1,740

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Shares                     $601        $821       $1,167     $1,914*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Shares                     $298        $612       $1,052     $2,275

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
If shares are not redeemed:       1 year      3 years    5 years    10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A Shares                     $467        $714        $980      $1,740

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Shares                     $201        $621       $1,067     $1,914*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Shares                     $198        $612       $1,052     $2,275

-------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
* Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The
Fund's share prices and yields may change daily based on changes in the prices or  interest rates of the securities in which the Fund invests. Those security prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other municipal debt obligations. Municipal securities generally are classified as general obligation or revenue obligation bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligation bonds are bonds" whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.
      The Fund selects investments without regard to this type of tax treatment. Additionally, there are times when an issuer will pledge its taxing power to offer additional security to a revenue bond. These securities are called "double-barreled bonds." See, for example, "STA
      Tobacco Bonds" discussed earlier in this prospectus.

      The Fund invests in debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued). The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

o     Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may even result in a delay in recovery or failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to value and to sell them quickly at an acceptable price.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

Ratings of Municipal Securities the Fund Buys. As a fundamental policy, the
      Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax). Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in these securities. "Investment grade" securities are those rated within the four highest rating categories of Moody's, S & P, or
      Fitch or other nationally-recognized rating organizations, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. Rating definitions of rating organizations are in
      Appendix A to the Statement of Additional Information. If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization.

      The Manager may rely to some extent on credit ratings by nationally recognized statistical rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the
      Fund's portfolio.

o     Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment grade (these are sometimes called "junk bonds") usually offer higher yields than investment grade securities but are subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Not more than 5% of net assets will be invested in securities rated below investment grade at the time of acquisition. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations. They also may not have an active trading market, which means that they would be less liquid than investment-grade securities making it more difficult for the Fund to sell them at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund also can  use the investment techniques and strategies described below. The
Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risk.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.
      In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. "Inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use.
o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted in relation to a specified market rate for such investments, such as the percentage of the prime rate of a bank or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell securities on a "delayed- delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Puts and Stand-By Commitments. The Fund may acquire "stand-by commitments" or
      "puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to those limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate
(for example, over 100%). Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). In most cases, however, the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary, Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to
      100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally, such investments would be high-quality, short-term money market instruments such as U.S. government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The income from some temporary defensive investments might not be tax-exempt, and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the Funds investment objective. Under normal market conditions, the Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds, with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee, calculated on the daily net assets of the
      Fund, at an annual rate that declines on additional assets as the Fund grows: 0.50% of the first $100 million of average annual net assets,
      0.45% of the next $150 million, 0.425% of the next $250 million, and
      0.40% of average annual net assets in excess of $500 million. The
      Fund's advisory fee for its last fiscal year ended September 30, 2007, was 0.41% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
      Annual Report to shareholders for the year ended September 30, 2007.

     Portfolio Managers.   The Fund's portfolio is managed by a team of
     portfolio managers, including Ronald H. Fielding, Daniel G. Loughran,
     Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz,
     who are primarily responsible for the day-to-day management of the
     Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since July 2002.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager since January 1996.  He is the Chief Strategist, a Senior
     Portfolio Manager, an officer and a trader for the Fund and other
     Oppenheimer Funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since July 2005. Mr. Loughran is a Senior Vice President of the Manager since July 2007.  He was a
     Portfolio Manager of the Fund from April 2001 to June 2005. He has been a Vice President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999.  He is team leader, a
     Senior Portfolio Manager, an officer and trader for the Fund and other
     Oppenheimer Funds.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice President of the Manager since 2002. He is a Senior Portfolio
     Manager, an officer and trader for the Fund and other Oppenheimer Funds.

     Mr. Willis has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since January 2006. He was a
     Portfolio Manager of the Fund from May 2003 to December 2005. He has been an Assistant Vice President of the Manager since July 2005 and
     Associate Portfolio Manager with the Manager since 2003. Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for
     Southern Resource Group from 1999 to 2003. He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other Oppenheimer
     Funds.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the Manager since September 2006. Mr. DeMitry was a Research Analyst of the Manager from June 2003 to August 2006. He was a Credit Analyst of the Manager from July 2001 to May 2003. He is an Associate Portfolio
     Manager and a trader for the Fund and other Oppenheimer Funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund and of the
     Manager since September 2006. Mr. Franz was a Research Analyst of the
     Manager from June 2003 to August 2006.  Mr. Franz is an Associate
     Portfolio Manager and a trader for the Fund and other Oppenheimer Funds.

     Additional information about the Fund's portfolio management team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of Additional
     Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shares with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, or Class C shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

o     The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial advisor can provide you with more information regarding the time you must submit your purchase order and whether the advisor is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the
      Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the
      Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.
The Offering Price. For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than five years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class
      C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  and do not expect to need access to your money for more than five years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
       Amount of Purchase Front-End Sales   Front-End Sales   Concession As
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
      Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.
Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or Class C shares of the Fund or other
         Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase.  Your Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your
         individual accounts (including IRAs and 403(b) plans) and
         advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A
         fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts
         (including employee benefit plans for the same employer and
         Simple K Plans for the benefit of a sole proprietor). If you are buying shares directly from the Fund, you must inform the
         Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of
         Accumulation. If you are buying shares through your financial intermediary  you must notify your intermediary of your
         eligibility for the Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

         Beginning on January 1, 2008, investors may also count Class A,
         Class B, Class C, Class G and Class H  unit purchases in
         advisor sold Section 529 plans, for which the Manager or the
         Distributor serves as the Program Manager or Program
         Distributor, to determine which Class A sales charge will apply to a current Class A share purchase. You must notify the
         Distributor or your current intermediary of any qualifying 529 plan holdings.

               o  Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the
         Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares of
         Class A, Class B or Class C of the Fund or other Oppenheimer funds during a 13-month period. Purchases of Class N or Class
         Y shares, purchases made by reinvestment of dividends or
         capital gains distributions from  other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the
         "reinvestment privilege" (described below), and purchases of
         Class A shares of Oppenheimer Money Market Fund, Inc. or
         Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter. Submitting a Letter of Intent does not
         obligate you to purchase the specified amount of shares.

         The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A
         share purchases during the 13-month period.  Submitting a
         Letter of Intent does not obligate you to purchase the
         specified amount of shares.  If you do not complete the
         purchases outlined in the Letter of Intent, the front-end
         sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information. You may also be able to apply the Right of Accumulation to those
         purchases.

         Beginning on January 1, 2008, investors may also count Class
         A, Class B, Class C, Class G and Class H unit purchases in advisor sold Section 529 plans, for which the Manager or the
         Distributor serves as the Program Manager or Program
         Distributor, in determining the share purchases that qualify for a Letter of Intent. You must notify the Distributor or your current intermediary of any qualifying 529 plan holdings.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales
         charge, at the net asset value per share in effect on the
         payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class
         A shares that were subject to an initial sales charge or Class
         A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
         Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. This reinvestment privilege does not apply to reinvestment purchases made through
         automatic investment options.
Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors.  These are described in greater detail in Appendix B to the Statement of Additional Information. The Fund's
Statement of Additional Information may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink
"Access Fund Documents" and click on the icon in the column "SAI" next to the
Fund's name   A description of these waivers and special sales charge
arrangements is also available for viewing on the OppenheimerFunds website
(under the heading "Fund Information," click on the hyperlink "Sales Charge
Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, Class A shares of the Fund may be subject to a
0.50% contingent deferred sales charge if they are redeemed within an 18 month "holding period" measured from the beginning of the calendar month of their purchase.  That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

      The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the amount of the concessions the
      Distributor paid on all purchases of the Fund's Class A shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25%
      of the average annual net assets of Class A shares of the Fund. The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial advisor, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o     All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including existing checks indicating a $100 minimum.

o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
o     Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

   A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you exchange your shares during the applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire.  Similarly, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over to the  acquired  shares of the Fund.  In either of these  situations,  a
CDSC may be imposed if the acquired  shares are redeemed before the end of the
CDSC holding period that applied to the exchanged shares.

   There are a number of other special  conditions and limitations  that apply to  certain  types  of  exchanges.  These  conditions  and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
      Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisors.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds"
may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year is available on the OppenheimerFunds website at www.oppenheimerfunds.com.
Under the heading "I Want To," click on the link "Access the Tax Center:
and under the drop down menu for "Tax Preparation Information," click the link "Municipal Income/Tax Preference Tables." You'll find a link to the
Oppenheimer Municipal Fund AMT Tax Percentages at the end of that page.
This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      The Supreme Court's pending decision in the Department of Revenue v.
Davis case (see the section titled "Taxability Risk" in this prospectus) may impact the current tax treatment of income earned on in-state municipal securities versus out of state municipal securities or may impact the treatment of private activity bonds. Furthermore, legislation affecting tax-exempt municipal securities is considered by the United States Congress from time to time, and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by a State's legislature.  Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities.
There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security.  Please consult your tax advisor regarding pending or proposed federal and state tax legislation, the Davis case and other court proceedings and other tax considerations.

Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

The Fund intends each year to qualify as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                        2007          2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.91   $     15.85   $   15.18   $   14.70   $   14.86
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .69 1         .68 1       .69 1       .73         .79
Net realized and unrealized gain (loss)                     (.39)          .05         .68         .51        (.16)
                                                     --------------------------------------------------------------
Total from investment operations                             .30           .73        1.37        1.24         .63
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.68)         (.67)       (.70)       (.76)       (.79)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.53   $     15.91   $   15.85   $   15.18   $   14.70
                                                     ==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.88%         4.70%       9.17%       8.62%       4.19%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,239,709   $ 1,259,280   $ 943,010   $ 491,985   $ 260,413
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,272,585   $ 1,122,551   $ 691,251   $ 371,845   $ 184,574
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.36%         4.34%       4.41%       4.94%       5.36%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                                0.90%         0.89%       0.93%       0.96%       1.00%
Interest and fees from short-term
floating rate notes issued 4                                0.28%         0.25%       0.16%       0.11%       0.11%
                                                     --------------------------------------------------------------
Total expenses                                              1.18%         1.14%       1.09%       1.07%       1.11%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.18%         1.14%       1.08%       1.07%       1.11%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%           19%         20%         23%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                        2007          2006         2005        2004           2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.90   $     15.84    $   15.17    $  14.69       $  14.85
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .57 1         .56 1        .58 1       .63            .69
Net realized and unrealized gain (loss)                     (.41)          .04          .67         .50           (.18)
                                                     --------------------------------------------------------------------
Total from investment operations                             .16           .60         1.25        1.13            .51
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.55)         (.54)        (.58)       (.65)          (.67)
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.51   $     15.90    $   15.84    $  15.17       $  14.69
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.03%         3.90%        8.34%       7.81%          3.40%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    76,085   $    95,056    $ 105,404    $ 95,267       $ 70,742
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    85,328   $   101,464    $ 101,504    $ 84,577       $ 47,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.59%         3.59%        3.70%       4.21%          4.60%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                                1.68%         1.67%        1.69%       1.72%          1.77%
Interest and fees from short-term
floating rate notes issued 4                                0.28%         0.25%        0.16%       0.11%          0.11%
                                                     --------------------------------------------------------------------
Total expenses                                              1.96% 5       1.92% 5      1.85% 5     1.83% 5,6      1.88% 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%           19%          20%         23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6.Voluntary waiver of transfer agent fees less than 0.005%.

CLASS C     YEAR ENDED SEPTEMBER 30,                      2007         2006         2005         2004           2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   15.86     $  15.81    $   15.14    $   14.66      $   14.82
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .57 1        .57 1        .57 1        .63            .69
Net realized and unrealized gain (loss)                   (.39)         .03          .68          .50           (.18)
                                                     ------------------------------------------------------------------
Total from investment operations                           .18          .60         1.25         1.13            .51
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.56)        (.55)        (.58)        (.65)          (.67)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $   15.48     $  15.86    $   15.81    $   15.14      $   14.66
                                                     ==================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        1.13%        3.87%        8.38%        7.85%          3.42%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 529,974     $566,254    $ 522,684    $ 306,784      $ 164,236
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 551,823     $557,832    $ 406,498    $ 243,380      $  93,199
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.62%        3.60%        3.68%        4.20%          4.62%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                              1.65%        1.64%        1.66%        1.69%          1.75%
Interest and fees from short-term
floating rate notes issued 4                              0.28%        0.25%        0.16%        0.11%          0.11%
                                                     ------------------------------------------------------------------
Total expenses                                            1.93% 5      1.89% 5      1.82% 5      1.80% 5,6      1.86% 5
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     16%          19%          20%          23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited Term Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-4803

PR0860.001.1207
Printed on recycled paper

                          APPENDIX TO PROSPECTUS OF
                   OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      Graphic material included in prospectus of Oppenheimer Limited Term
Municipal Fund:  "Annual Total Returns (Class A) (as of December 31 each year)".

      A bar chart will be included in the prospectus of Oppenheimer Limited
Term Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the
10 most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar          Oppenheimer Limited Term
Year              Municipal Fund
Ended             Class A Shares

12/31/97              9.02%
12/31/98              6.15%
12/31/99             -3.44%
12/31/00              7.14%
12/31/01              3.69%
12/31/02              7.83%
12/31/03              8.05%
12/31/04              7.30%
12/31/05              6.95%
12/31/06              5.46%

Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated December 26, 2007

      This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 26, 2007.  It should be read together with the Prospectus, which may be obtained by writing to the fund's transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 (the "Transfer Agent") or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

Appendix A: Municipal Bond Rating Definitions.............................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers.B-1

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the
"Manager") can select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager uses in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      The values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity.
Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Mainly
Invest In?" and "About the Fund's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

|X|   Municipal Bonds.  Long-term municipal securities which have a maturity of more than one year (when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to ten years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

|_|   Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate share of the
Tobacco Master Settlement Agreement, as described below under the section titled "Tobacco Related Bonds." Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_|      Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.  The Fund will not invest in municipal securities that pay interest that would be an item of tax preference under the federal alternative minimum tax.

      |X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

        |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

        |_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

        |_| Construction Loan Notes. These are sold to provide project
construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Tax Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities."  The Fund also invests in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the
Board of Trustees. Those guidelines require the Manager to evaluate:

      o the frequency of trades and price quotations for such securities;
      o the number of dealers or other potential buyers willing to purchase or sell such securities;
      o the availability of market-makers; and
      o the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appears to conflict with interpretations by other courts, which have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X| Maturity of the Fund's Portfolio. The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less to try to reduce the volatility of the values of its securities. However, the
Fund can invest in securities that have short, intermediate or long maturities. The goal is to try to manage the sensitivity of the Fund's portfolio to changes in interest rates, and in doing so to manage the volatility of the Fund's share prices in response to those changes.

      The Manager determines the effective maturity of debt obligations purchased by the Fund considering various factors that apply to a particular type of debt obligation, including those described below. While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity.

      |X| Credit Ratings of Municipal Securities. The Fund normally invests at least 95% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax
(including securities subject to alternative minimum tax). Not more than 5%
of net assets will be invested in securities rated below investment grade at the time of acquisition. Ratings by ratings organizations such as Moody's
Investors Service, Standard & Poor's Ratings Service and Fitch Ratings Ltd.
represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating categories of Moody's, Standard & Poor's and Fitch
Ratings Ltd. for municipal securities are contained in Appendix A to this
Statement of Additional Information. The Fund also purchases securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.
However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_| Special Risk of Lower-Grade Securities. Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities. While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's, are investment grade, they may be subject to special risks and have some speculative characteristics.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations.  Some fixed and variable rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.
The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than thirty days' notice.
The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters, which includes the effects of leverage.

     Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

      Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis.
"When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid assets with a value at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet credit requirements set by the Fund's Manager from time to time. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid and Restricted Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the
Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity. T takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.

      The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

   Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as
"leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on the loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the Securities and Exchange Commission to Citicorp North America, Inc. ("Citicorp"), the
Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees. There are risks in connection with securities lending. The
Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend securities; but if it does, these loans cannot exceed
5% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finders, custodian and administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Other Derivative Investments. The Fund can invest in other
municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index. Examples include, but are not limited to interest rate or credit related credit default swaps, or municipal bond or swap indices. Certain derivatives, such as options, futures, index securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| Hedging.  The Fund may purchase and sell futures contracts and put and call options and can enter into interest rate swap agreements.  These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them.  The
Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal.

      Hedging involves risks.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:

      |_|   sell interest rate futures or municipal bond index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write covered calls on securities, interest rate futures,
      broadly-based municipal indices, or municipal bond index futures.

      The Fund may also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:

      |_|   buy interest rate futures or municipal bond index futures, or
      |_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below. The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under the Fund's investment restrictions and applicable regulations.

        |_| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures"), but only as a hedge against interest rate changes.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury bonds on a duration-adjusted basis. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury bonds might turn out to be greater than anticipated).

        |_| Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls), including index options, securities options and options on futures. These strategies are described below.

        Options trading involves the payment of premiums and can increase portfolio turnover.  Interest rate swaps are subject to credit risks and interest rate risks.

        |_| Writing Covered Call Options. The Fund may write (that is, sell)
call options. Calls the Fund sells may be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of
The NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written. The Fund may write calls on futures contracts, but if it does not own the futures contract or deliverable securities, these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls.

      When the Fund writes a call on a security, it receives cash (a
premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the
Custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

        |_| Writing Uncovered Call Options on Futures Contracts. The Fund may
also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

        |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 20% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

        |_| Purchasing Puts and Calls. The Fund may buy calls on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys may be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not exercised nor sold (whether or not at a profit), it will become worthless at its expiration date. In that case the
Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund may buy puts on debt securities, municipal bond indices, and interest rate or municipal bond index futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an investment the Fund may not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the investment at the exercise price to a seller of corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will, have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

        |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then does not invest in such securities because of concerns that there might be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses. A Fund might experience losses if it could not close out a position because of an illiquid market for a future or option.

        |_| Interest Rate Swap Transactions. In an interest rate swap, the
Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this Statement of Additional
Information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

      |X| Temporary Defensive and Interim Investments. The securities the
Fund can invest in for temporary defensive purposes include the following:
          |_|  short-term municipal securities;
          |_|  obligations issued or guaranteed by the
          U.S. government or its agencies or instrumentalities;
          |_|  corporate debt securities rated within the three
          highest grades by a nationally recognized rating agency;
          |_|  commercial paper rated "A-1" by Standard & Poor's,
          or having a comparable rating by another nationally
          recognized-rating agency; and
          |_|  certificates of deposit of domestic banks with
          assets of $1 billion or more.

      |X| Taxable Investments.  While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities the Fund would buy for temporary defensive purposes. Small amounts of taxable income are earned when tax-exempt bonds purchased at a market discount are sold at a gain.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a Fund may determine or be required to accept equity securities from the issuer in exchange for all or a portion of the
Fund's holdings in the municipal security. Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the
Fund.

Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the
Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The
Financial Highlights table at the end of the prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares present or represented by proxy
      at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The Fund has
the additional operating policies stated below, that are not "fundamental"
and which can be changed by the Board of Trustees without shareholder approval.

      |_| The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      |_| The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by other investment companies.

      |_| The Fund cannot invest in real estate. However, the Fund can invest in municipal securities or other permissible securities or instruments secured by real estate or interests in real estate.

      |_| The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling in securities held in its portfolio.

      |_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated or margin collateral or escrow arrangements are established to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

    |X| Does the Fund Have Additional Non-Fundamental Policies?  The Fund has
additional operating policies that are not fundamental, and which can be changed by the Board of Trustees without shareholder approval.  The following investment restrictions are not fundamental policies of the Fund:

    |_| Although the Fund can invest 25% or more of its assets in a particular segment of the municipal bond market, it will not invest 25% or more of its total assets in industrial revenue bonds in a single industry.

    |_| The Fund will not invest in common stock or any warrants related to common stocks. However, this non-fundamental policy does not apply to situations in which the Fund may receive equity securities in connection with restructurings of municipal bond issuers.  See the discussion under "Taxable
Investments" earlier in the Statement of Additional Information.
|_|   The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities).  In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Diversification. The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.

      The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Fund's industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco settlement" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Fund's industry concentration policies.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in the semi-annual and annual reports to shareholders, or in the Statements of Investments on Form N-Q.
            Those documents are publicly available at the Securities and
            Exchange Commission. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com (select the Fund's name under the "View
            Fund Information for:" menu) with a 15-day lag. The Fund may release a more restrictive list of holdings (e.g., the top five or top ten portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

    Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Securities Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the fund are not priced by the fund's regular pricing services)

o     Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the Securities and
            Exchange Commission, Financial Industry Regulatory Authority
            ("FINRA"), formerly known as the NASD, state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

    Portfolio  managers and analysts may, subject to the Manager's policies on
    communications   with  the  press  and  other  media,   discuss  portfolio
    information in interviews  with members of the media,  or in due diligence or similar meetings with clients or prospective  purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

---------------------------------------------------------------------------------
ABG Securities              Fortis Securities          Pacific Crest Securities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
ABN AMRO                    Fox-Pitt, Kelton           Pacific Growth Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
AG Edwards                  Friedman, Billing, Ramsey  Petrie Parkman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
American Technology         Fulcrum Global Partners    Pictet
Research
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Auerbach Grayson            Garp Research              Piper Jaffray Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Banc of America Securities  George K Baum & Co.        Prager Sealy & Co.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barclays                    Goldman Sachs              Prudential Securities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bear Stearns                HSBC                       Ramirez & Co.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Belle Haven                 ING Barings                Raymond James
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bloomberg                   ISI Group                  RBC Capital Markets
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
BNP Paribas                 ITG                        RBC Dain Rauscher
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
BS Financial Services       Janney Montgomery          Research Direct
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Buckingham Research Group   Jefferies                  Reuters
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caris & Co.                 JP Morgan Securities       Robert W. Baird
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
CIBC World Markets          JPP Eurosecurities         Roosevelt & Cross
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Citigroup Global Markets    Keefe, Bruyette & Woods    Russell
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Collins Stewart             Keijser Securities         Ryan Beck & Co.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig-Hallum Capital Group  Kempen & Co. USA Inc.      Sanford C. Bernstein
LLC
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Credit Agricole Cheuvreux   Kepler Equities/Julius     Scotia Capital Markets
N.A. Inc.                   Baer Sec
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Credit Suisse               KeyBanc Capital Markets    Societe Generale
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cowen & Company             Leerink Swan               Soleil Securities Group
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daiwa Securities            Lehman Brothers            Standard & Poors
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Davy                        Loop Capital Markets       Stifel Nicolaus
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deutsche Bank Securities    MainFirst Bank AG          Stone & Youngberg
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dresdner Kleinwort          Makinson Cowell US Ltd     SWS Group
Wasserstein
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmet & Co                  Maxcor Financial           Taylor Rafferty
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Empirical Research          Merrill Lynch              Think Equity Partners
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enskilda Securities         Midwest Research           Thomson Financial
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Essex Capital Markets       Mizuho Securities          Thomas Weisel Partners
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Exane BNP Paribas           Morgan Stanley             UBS
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Factset                     Morningstar                Wachovia Securities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fidelity Capital Markets    Natexis Bleichroeder       Wescott Financial
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fimat USA Inc.              Ned Davis Research Group   William Blair
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
First Albany                Nomura Securities          Yieldbook
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

How the Fund is Managed

Organization and History. The Fund, a series of Oppenheimer  Municipal Fund (the
"Fund"), is an open-end,  diversified management investment company organized as a Massachusetts  business trust in 1986, with an unlimited  number of authorized shares of beneficial interest.

      Oppenheimer Municipal Fund (and therefore the Fund as its series) is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts's law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class,
      and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|  Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are George C. Bowen
(Chairman), Edward L. Cameron, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held 7 meetings during the Fund's fiscal year ended
September 30, 2007.  The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "Independent Auditors").
Other main functions of the Audit Committee, outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the
Manager's Internal Audit Department;  (iv) reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (vi) reviewing the independence of the Fund's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel
and Beverly L. Hamilton.  The Review Committee held 5 meetings during the
Fund's fiscal year ended September 30, 2007.  Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager.  The Review Committee also reviews the adequacy of the Fund's Code of Ethics, the Fund's investment performance as well as the policies and procedures adopted by the Fund to comply with
Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are, Robert J. Malone (Chairman),
William Armstrong, Edward L. Cameron, Beverly L. Hamilton and F. William
Marshall, Jr.  The Governance Committee held 2 meetings during the Fund's fiscal year ended September 30, 2007.  The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines and the nomination of Trustees, including Independent Trustees.
The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance
Committee's consideration by mailing such information to the Governance
Committee in care of the Fund.  The Governance Committee may consider such persons at such time as it meets to consider possible nominees.  The
Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the
Board and/or shareholders and it may identify candidates other than those submitted by Shareholders.  The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.opppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds").

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust II
                                           Oppenheimer Principal Protected
Oppenheimer Champion Income Fund           Trust III
Oppenheimer Commodity Strategy Total       Oppenheimer  Senior  Floating  Rate
Return Fund                                Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Portfolio Series Fixed Income
Active Allocation Fund                     Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Fielding, Cottier, Loughran, Stein, Willis, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted and Zack, and Mss. Bloomberg and Ives,
who are officers of the Fund, hold the same offices with one or more of the other Board II Funds.  As of December 7, 2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds.  In addition, none of the Independent
Trustees, (nor any of their immediate family members) own securities of either the Manager or the Distributor, the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such positions(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially
Position(s) with    Years;                                    Shares     Owned in
the Fund,           Other Trusteeships/Directorships Held;    BeneficiallAll
Length of Service,  Number of Portfolios in the Fund Complex  Owned in   Supervised
Age                 Currently Overseen                        the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2006
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          President, Colorado Christian University  None       Over
Armstrong,          (since 2006); Chairman, Cherry Creek                 $100,000
Chairman of the     Mortgage Company (since 1991), Chairman,
Board since 2003    Centennial State Mortgage Company (since
and Trustee since   1994), Chairman, The El Paso Mortgage
1999                Company (since 1993); Chairman,
Age: 70             Ambassador Media Corporation (since
                    1984) Chairman, Broadway Ventures (since
                    1984); Director of  Helmerich & Payne,
                    Inc. (oil and gas drilling/production
                    company) (since 1992), Campus Crusade
                    for Christ (non-profit) (since 1991);
                    Former Director, The Lynde and Harry
                    Bradley Foundation, Inc. (non-profit
                    organization) (2002-2006); ; former
                    Chairman of: Transland Financial
                    Services, Inc. (private mortgage banking
                    company) (1997-2003), Great Frontier
                    Insurance (insurance agency)
                    (1995-2000), Frontier Real Estate, Inc.
                    (residential real estate brokerage)
                    (1994-2000) and Frontier Title (title
                    insurance agency) (1995-2000); former
                    Director of the following: UNUMProvident
                    (insurance company) (1991-2004), Storage
                    Technology Corporation (computer
                    equipment company) (1991-2003) and
                    International Family Entertainment
                    (television channel) (1992-1997); U.S.
                    Senator (January 1979-January 1991).
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Assistant   Secretary   and  Director  of None       Over
Trustee since 1998  Centennial Asset  Management  Corporation            $100,000
Age: 71             (December  1991-April  1999);  President,
                    Treasurer   and  Director  of  Centennial
                    Capital   Corporation   (June  1989-April
                    1999);   Chief   Executive   Officer  and
                    Director of  MultiSource  Services,  Inc.
                    (March  1996-April  1999); Mr. Bowen held
                    several  positions  with the  Manager and
                    with  subsidiary or affiliated  companies
                    of  the  Manager  (September   1987-April
                    1999).  Oversees  39  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  Member of The Life Guard of Mount         None       Over
Trustee since 2001  Vernon, (George Washington historical                $100,000
Age: 69             site) (June 2000-May 2006);Partner of
                    PricewaterhouseCoopers LLP (accounting
                    firm) (July 1974-June 1999);Chairman of
                    Price Waterhouse LLP Global Investment
                    Management Industry Services Group
                    (accounting firm) (July 1994-June 1998).
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director of UNUMProvident (insurance      None       Over
Trustee since 1990  company) (since June 2002); Director of              $100,000
Age: 65             Northwestern Energy Corp. (public
                    utility corporation) (since November
                    2004); Director of P.R. Pharmaceuticals
                    (October 1999-October 2003); Director of
                    Rocky Mountain Elk Foundation
                    (non-profit organization) (February
                    1998-February 2003 and since February
                    2005); Chairman and Director (until
                    October 1996) and President and Chief
                    Executive Officer (until October 1995)
                    of the Manager; President, Chief
                    Executive Officer and Director of the
                    following: Oppenheimer Acquisition Corp.
                    ("OAC")(parent holding company of the
                    Manager), Shareholders Services Inc. and
                    Shareholder Financial Services, Inc.
                    (until October 1995).  Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado Uplift (charitable   None       Over
Trustee since 1996  organization) (since September 1984).                $100,000
Age: 67             Mr. Freedman held several positions with

                    the Manager and with subsidiary or
                    affiliated companies of the Manager

                    (until October 1994). Oversees 39

                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee of Monterey Institute for         None       Over
Hamilton,           International Studies (educational                   $100,000
Trustee since 2002  organization) (since February 2000);

Age: 61             Board Member of Middlebury College
                    (educational organization) (since
                    December 2005); Director of The
                    California Endowment (philanthropic
                    organization) (since April 2002);
                    Director (February 2002-2005) and
                    Chairman of Trustees (since 2006) of the
                    Community Hospital of Monterey
                    Peninsula; Director (October 1991-2005)
                    and Vice Chairman (since 2006) of
                    American Funds' Emerging Markets Growth
                    Fund, Inc. (mutual fund); President of
                    ARCO Investment Management Company
                    (February 1991-April 2000); Member of
                    the investment committees of The
                    Rockefeller Foundation (since 2001) and
                    The University of Michigan (since 2000);
                    Advisor at Credit Suisse First Boston's
                    Sprout venture capital unit (venture
                    capital fund) (1994-January 2005);
                    Trustee of MassMutual Institutional
                    Funds (investment company) (1996-June
                    2004); Trustee of MML Series Investment
                    Fund (investment company) (April
                    1989-June 2004); Member of the
                    investment committee of Hartford
                    Hospital (2000-2003); and Advisor to
                    Unilever (Holland) pension fund
                    (2000-2003). Oversees 39 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Director of Jones Knowledge,  Inc. (since None       Over
Trustee since 2002  2006);  Director  of Jones  International            $100,000
Age: 63             University   (educational   organization)
                    (since  August  2005);  Chairman,   Chief
                    Executive  Officer and Director of Steele
                    Street  State Bank  (commercial  banking)
                    (since   August   2003);    Director   of
                    Colorado        UpLIFT        (charitable
                    organization)  (since  1986);  Trustee of
                    the    Gallagher    Family     Foundation
                    (non-profit  organization)  (since 2000);
                    Former,  Chairman  of U.S.  Bank-Colorado
                    (subsidiary of U.S.  Bancorp and formerly
                    Colorado  National Bank) (July 1996-April
                    1999);  Director  of  Commercial  Assets,
                    Inc.  (real  estate   investment   trust)
                    (1993-2000);     Director     of    Jones
                    Knowledge,  Inc.  (2001-July  2004);  and
                    Director of U.S.  Exploration,  Inc. (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  39  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee  of   MassMutual   Select   Funds None       Over
Marshall, Jr.,      (formerly    MassMutual     Institutional            $100,000
Trustee since 2001  Funds) (investment  company) (since 1996)
Age: 65             and   MML    Series    Investment    Fund
                    (investment    company)   (since   1996),
                    Trustee of Worcester  Polytech  Institute
                    (since  1985);  Chairman  (since 1994) of
                    the    Investment    Committee   of   the
                    Worcester   Polytech  Institute  (private
                    university);  President  and Treasurer of
                    the SIS Funds (private  charitable  fund)
                    (since January  1999);  Chairman of SIS &
                    Family Bank,  F.S.B.  (formerly SIS Bank)
                    (commercial   bank)  (January   1999-July
                    1999);  and Executive  Vice  President of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial   bank)  (January   1999-July
                    1999).  Oversees  41  portfolios  in  the
                    OppenheimerFunds complex.*

-------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of the Mr. Murphy is
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term or until his resignation, retirement, death or removal. Mr.
Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below)
for which he is a director or trustee.
--------------------------------------------------------------------------------------------

                              Interested Trustee and Officer

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the Fund,  Years; Other Trusteeships/Directorships Held;  Beneficially    All
Length of Service,   Number of Portfolios in the Fund Complex        Owned in   Supervised
Age                  Currently Overseen                              the Fund      Funds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                    As of December 31, 2006
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and          None        Over
Trustee, President   Director of the Manager (since June 2001);                 $100,000
and Principal        President of the Manager (September
Executive Officer    2000-March 2007); President and director or
since 2001           trustee of other Oppenheimer funds; President
Age: 58              and Director of Oppenheimer Acquisition Corp.
                     ("OAC") (the Manager's parent holding
                     company) and of Oppenheimer Partnership
                     Holdings, Inc. (holding company subsidiary of
                     the Manager) (since July 2001); Director of
                     OppenheimerFunds Distributor, Inc.
                     (subsidiary of the Manager) (November
                     2001-December 2006); Chairman and Director of
                     Shareholder Services, Inc. and of Shareholder
                     Financial Services, Inc. (transfer agent
                     subsidiaries of the Manager) (since July
                     2001); President and Director of
                     OppenheimerFunds Legacy Program (charitable
                     trust program established by the Manager)
                     (since July 2001); Director of the following
                     investment advisory subsidiaries of the
                     Manager: OFI Institutional Asset Management,
                     Inc., Centennial Asset Management
                     Corporation, Trinity Investment Management
                     Corporation and Tremont Capital Management,
                     Inc. (since November 2001), HarbourView Asset
                     Management Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 2001) and Director
                     (since July 2001) of Oppenheimer Real Asset
                     Management, Inc.; Executive Vice President of
                     Massachusetts Mutual Life Insurance Company
                     (OAC's parent company) (since February 1997);
                     Director of DLB Acquisition Corporation
                     (holding company parent of Babson Capital
                     Management LLC) (since June 1995); Chairman
                     (since October 2007) and Member of the
                     Investment Company Institute's Board of
                     Governors (since October 2003). . Oversees
                     102 portfolios in the OppenheimerFunds
                     complex.

--------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Fielding, Cottier, Loughran, Stein, Willis, Gillespie, Murphy and Zack and
Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.
Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-------------------------------------------------------------------------------------
                             Other Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice President of the Manager and Chairman of the
Vice President and      Rochester Division of the Manager since January 1996; Chief
Senior Portfolio        Strategist, Senior Portfolio Manager and a trader for the
Manager since 2002      Fund and other Oppenheimer funds. A Portfolio Manager and
Age:  57                officer of 18 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott S. Cottier,       Vice President of the Manager since 2002; Portfolio manager
Vice President since    and trader at Victory Capital Management (1999-2002).
October 2005 and        Senior Portfolio Manager and trader for the Fund and other
Senior Portfolio        Oppenheimer Funds. An officer of 18 portfolios in the
Manager since 2002      OppenheimerFunds complex.
Age: 34

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice President of the Manager since April 2001; Vice
Senior Vice President   President of the Rochester division of the Manager (since
since October 2005 and  January 1996).  Team leader, a Senior Portfolio Manager and
Senior Portfolio        a trader for the Fund and other Oppenheimer funds. A
Manager since 2002      Portfolio Manager and officer of 18 portfolios in the
Age: 43                 OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard Stein           Vice President of the Manager since 1997; Director of the
Vice President since    Rochester Credit Analysis team since 2003; Head of
2007                    Rochester's Credit Analysis team since 1993.
Age: 50

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy E. Willis,         Assistant Vice President of the Manager since July 2005;
Vice President  since   Associate Portfolio Manager of the Manager since 2003; A
October 2005 and        corporate attorney for Southern Resource Group (1999-2003).
Senior Portfolio        A Portfolio Manager and officer of 18 portfolios in the
Manager since 2003      OppenheimerFunds complex.
Age: 34

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management and Shareholder Services, Inc. (since March
Age:  57                2004); Vice President of OppenheimerFunds Distributor,

                        Inc., Centennial Asset Management Corporation and

                        Shareholder Services, Inc. (since June 1983); Former Vice
                        President and Director of Internal Audit of the Manager
                        (1997-February 2004). An officer of 102 portfolios in the
                        Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer of the Manager  (since
Treasurer and           March 1999);  Treasurer of the following:  HarbourView Asset
Principal Financial &   Management  Corporation,   Shareholder  Financial  Services,
Accounting Officer      Inc.,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset
since 2004              Management Inc. and Oppenheimer  Partnership Holdings,  Inc.
Age: 48                 (since March 1999),  OFI Private  Investments,  Inc.  (since
                        March  2000),   OppenheimerFunds   International   Ltd.  and
                        OppenheimerFunds  plc (since May  2000),  OFI  Institutional
                        Asset   Management,   Inc.  (since   November   2000),   and
                        OppenheimerFunds  Legacy Program  (charitable  trust program established  by the  Manager)  (since June 2003);  Treasurer and Chief  Financial  Officer  of OFI Trust  Company  (trust
                        company   subsidiary  of  the  Manager)  (since  May  2000);
                        Assistant  Treasurer  of the  following:  OAC  (since  March
                        1999),   Centennial  Asset  Management   Corporation  (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003).  An officer of 102  portfolios  in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Vice  President  of  the  Manager  (since   February  2007);
Assistant Treasurer     Assistant   Vice   President   of   the   Manager    (August
since 2004              2002-February  2007);  Manager/Financial  Product Accounting
Age: 37                 of the Manager (November  1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant  Vice  President of the Manager (since July 2004);
Assistant Treasurer     Director of  Financial  Reporting  and  Compliance  of First
since 2005              Data  Corporation   (April   2003-July  2004);   Manager  of
Age:  37                Compliance  of Berger  Financial  Group LLC (May  2001-March
                        2003). An officer of 102 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice President and      Counsel (since March 2002) of the Manager;  General  Counsel
Secretary since 2001    and  Director  of the  Distributor  (since  December  2001);
Age: 59                 General Counsel of Centennial Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President and General
                        Counsel of HarbourView Asset Management  Corporation  (since
                        December 2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary (since September 1997)
                        and  Director  (since  November  2001)  of  OppenheimerFunds
                        International Ltd. and OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer  Partnership  Holdings,  Inc.
                        (since  December 2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.  (since   November  2001);   Senior  Vice
                        President,  General  Counsel  and  Director  of  Shareholder
                        Financial  Services,  Inc. and  Shareholder  Services,  Inc.
                        (since  December  2001);  Senior  Vice  President,   General
                        Counsel and  Director of OFI Private  Investments,  Inc. and
                        OFI Trust Company (since November  2001);  Vice President of
                        OppenheimerFunds  Legacy Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel of OFI  Institutional
                        Asset  Management,  Inc. (since November 2001);  Director of
                        OppenheimerFunds   (Asia)  Limited  (since  December  2003);
                        Senior Vice President (May  1985-December  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager (since
Assistant Secretary     May 2004);  First Vice President  (April  2001-April  2004),
since 2004              Associate  General Counsel  (December  2000-April  2004). An
Age:  39                officer of 102 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 42                 October  2003) of the  Distributor;  Assistant  Secretary of
                        Centennial  Asset  Management   Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary   of
                        Shareholder   Services,   Inc.   (since   1999);   Assistant
                        Secretary   of    OppenheimerFunds    Legacy   Program   and
                        Shareholder   Financial   Services,   Inc.  (since  December
                        2001);    Assistant   Counsel   of   the   Manager   (August
                        1994-October  2003).  An  officer of 102  portfolios  in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager  (since  September   2004);   First  Vice  President
since 2004              (2000-September  2004),  Director  (2000-September 2004) and
Age:  43                Vice  President  (1998-2000)  of  Merrill  Lynch  Investment
                        Management.   An   officer   of   102   portfolios   in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------

         |X| Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund.  The  compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended September 30, 2007. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trusts and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

-------------------------------------------------------------------------------
Name of Trustee and Other Fund          Aggregate         Total Compensation
                                  Compensation from the    From the Fund and

                                        Fund((1))          Fund Complex((2))
                                    Fiscal Year ended     Year ended December
Position(s) (as applicable)              9/30/07               31, 2006

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $6,501                $214,504

Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $4,511                $143,000
Audit Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron

Audit Committee Member and                $5,413                $171,600
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $4,612                $154,174

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $5,086                $143,000

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton

Review Committee Member and              $4,511(4)              $143,000
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone

Governance Committee Chairman            $5,188(4)              $164,452
and Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                $4,511              $205,500(5)
Governance Committee Member

-------------------------------------------------------------------------------
1.    "Aggregate Compensation from the Fund" includes fees and deferred compensation, if any.

2.    In accordance with Securities and Exchange Commission regulations, for purposes of this section only, "Fund Complex" includes the Oppenheimer funds, the MassMutual Institutional Funds, the MassMutual Select Funds and
   the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's, Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity
   Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
   Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund. The Manager does not consider MassMutual
   Institutional Funds, MassMutual Select Funds and MML Series Investment
   Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Includes $4,511 deferred by Ms. Hamilton under the "Compensation
   Deferral Plan" described below.

1.    Includes $62,500 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

      |X| Compensation Deferral Plan For Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X| Major Shareholders.  As of December 7, 2007, the only persons or entities who owned of record or were known by the Fund to own of record beneficially 5% or more of any class of the Fund's outstanding shares were:

      Charles Schwab & Co. Inc., Special Custody Acct for the Exclusive
      Benefit of Customers, 101 Montgomery Street, San Francisco, CA
      94104-4122, which owned 7,651,316.349 Class A Shares, representing
      9.37% of the Class A shares then outstanding;

      MLPF&S for the sole benefit of its customers., 4800 Deer Lake Drive
      East, Floor 3, Jacksonville, FL 32246-6484, which owned 6,077,851.564
      Class A Shares, representing 7.45% of the Class A Shares then outstanding;

      Morgan Stanley DW ATTN Mutual Funds Operations, Harborside Financial
      Center, Plaza Two 2nd Floor, Jersey City NJ 07311, which owned
      7,121,472.224 Class A Shares, representing 8.72% of the Class A Shares then outstanding;

      Citigroup Global Markets, Inc., ATTN Cindy Tempesta, 7th Floor, 333
      West 34th Street, New York, NY 10001-2483, which owned 4,637,519.450
      Class A Shares, representing 5.68% of the Class C shares then outstanding;

      MLPF&S for the sole benefit of its customers, 4800 Deer Lake Drive
      East, Floor 3, Jacksonville, FL 32246-6484, which owned 362,446.896
      Class B Shares, representing 7.69% of the Class B Shares then outstanding;

      MLPF&S for the sole benefit of its customers, 4800 Deer Lake Drive
      East, Floor 3, Jacksonville, FL 32246-6484, which owned 10,856,467.697
      Class C Shares, representing 31.41% of the Class C Shares then outstanding.

      Citigroup Global Markets, Inc., ATTN Cindy Tempesta, 7th Floor, 333
      West 34th Street, New York, NY 10001-2483, which owned 2,050,459.510
      Class C Shares, representing 5.93% of the Class C shares then outstanding.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in
Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the Securities and Exchange Commission at 1.202.551.8090. The Code of Ethics can also be viewed as part of the
Fund's registration statement on the Securities and Exchange Commission's
EDGAR database at the Securities and Exchange Commission's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the Securities and Exchange
Commission's Public Reference Section, Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting Policies and Procedures which, include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.
The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
            Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors or trustees.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525-7048 and (ii) on the
Securities and Exchange Commission's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.
-------------------------------------------------------------------------------

    Fiscal Year Ending 9/30           Management Fee Paid to the Manager
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2005                                 $5,024,305
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2006                                 $7,361,035
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2007                                 $7,877,251

-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager shall not be liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of each Fund's investments.

  Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry,
and Franz also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the
Portfolio Managers as of September 30, 2007.  No account has a performance-based advisory fee:

------------------------------------------------------------------------------
Portfolio      Registered   Total    Other     Total      Other    Total
                                               Assets in
                          Assets in            Other
                         Registered  Pooled    Pooled                Assets
               InvestmentInvestment  InvestmentInvestment          in Other
               Companies  Companies  Vehicles  Vehicles   Accounts Accounts
Manager         Managed  Managed(1)   Managed  Managed(1) Managed  Managed(2)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Ronald H.         17      $32,116     None        None      None      None

Fielding
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Daniel G.         17      $32,116     None        None      None      None

Loughran
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Scott S.          17      $32,116     None        None      None      None

Cottier
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Troy E. Willis    17      $32,116     None        None      None      None

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark R.           17      $32,116     None        None      None      None

DeMitry
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Marcus V.         17        $32,116   None        None      None      None

Franz
------------------------------------------------------------------------------
   1. In  millions.
   2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example the  Portfolio
Managers  may need to  allocate  investment  opportunities  between the Fund and another fund or account  having similar  objectives or  strategies,  or they may need to execute  transactions  for  another  fund or  account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee  structure  of another fund or account is more  advantageous  to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics  recognize  the  Manager's  fiduciary  obligation  to treat all of its clients,  including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At  different  times,  the Fund's  Portfolio  Managers may manage other funds or accounts with investment objectives and strategies similar to those of the  Fund,  or they may  manage  funds or  accounts  with  different investment objectives and strategies.

     Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating  shareholder value. As of September 30, 2007, the
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The Lipper  benchmark  with  respect  to the Fund is Lipper  -Short
Intermediate  Municipal Debt Funds.  Other factors  include  management  quality
(such as style consistency,  risk management,  sector coverage,  team leadership
and  coaching)  and   organizational   development.   The  Portfolio   Managers'
compensation  is not based on the total  value of the Fund's  portfolio  assets, although the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally equitable and serve to reduce potential  conflicts of interest between the Fund and other funds managed by the Portfolio  Managers.  The  compensation  structure of the other funds and accounts  managed  by the  Portfolio  Managers  is the same as the  compensation structure of the Fund, described above.

     Ownership of Fund Shares. As of September 30, 2007, the Portfolio  Managers
beneficially owned shares of the Fund as follows:

------------------------------------------------------------------------------
                Portfolio                       Range of Shares Beneficially
                Manager                         Owned in the Fund
------------------------------------------------------------------------------
            ----------------------------------------------------------
            Ronald H. Fielding                        None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Daniel G. Loughran                        None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Scott S. Cottier                    $10,001-$50,000
            ----------------------------------------------------------
            ----------------------------------------------------------
            Troy E. Willis                            None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Mark V. Franz                             None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Marcus R. DeMitry                         None
            ----------------------------------------------------------
            ----------------------------------------------------------

            ----------------------------------------------------------

------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.
Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis. In that situation, the Fund would incur a brokerage commission.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

       During the fiscal years ended September 30, 2005, 2006 and 2007, the
Fund paid no brokerage commissions.

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

            Aggregate     Class A       Concessions   Concessions  Concessions
Fiscal      Front-End     Front-End     on Class A    on Class B   on Class C
Year      Sales Charges Sales Charges   Shares        Shares       Shares
Ended     on Class A    Retained by     Advanced by   Advanced by  Advanced by
9/30:       Shares      Distributor1    Distributor2  Distributor2 Distributor2
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2005     $3,779,641     $910,686      $504,257      $495,875    $2,324,380
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2006     $3,004,087     $674,404      $422,303      $173,453    $1,488,413
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2007     $2,255,320     $521,171      $415,729      $78,374      $638,576

-------------------------------------------------------------------------------
1.    Includes  amounts  retained by a  broker-dealer  that is an affiliate or parent of the distributor.
2.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for certain  sales of Class A shares and for sales of Class
   B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
              Class A Contingent   Class B Contingent     Class C Contingent
Fiscal Year     Deferred Sales       Deferred Sales     Deferred Sales Charges
Ended 9/30:        Charges               Charges             Retained by
                 Retained by           Retained by           Distributor
                 Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005            $1,556              $184,225               $125,446
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2006           $65,155              $216,619               $197,169
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2007           $36,532              $166,603               $84,254

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the
Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2007, payments under the Class
A plan totaled $3,148,890, of which $20 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $120,052 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares for any fiscal year may not be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

Class B and Class C Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or Class C plan is terminated by the Fund, the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 -----------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor in the Fiscal Year

                                Ended 9/30/07

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class:             Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
                  Under Plan    Distributor     Under Plan       of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Plan

                   $853,068     $650,395(1)        None            0.00%

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Plan

                  $5,516,923   $1,037,737(2)    $9,311,346         1.76%

 -----------------------------------------------------------------------------

1.    Includes  $7,510  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $78,632  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the  limitations  imposed by the  Conduct  Rules of FINRA on  payments  of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

1st Global Capital Co.                  A G Edwards
ACS HR Solutions                        ADP
 AETNA Life Ins & Annuity Co.          Alliance Benefit Group
 American Enterprise Investments       American Express Retirement Service
 American Funds (Fascorp)              American United Life Insurance Co.
 Ameriprise                            Ameritrade, Inc.
 AMG Administrative Management Group   AST (American Stock & Transfer)
 AXA Advisors                          Baden Retirement
 BCG - New                             BCG (Programs for Benefit Plans)
 Bear Stearns Securities Co.           Benefit Administration, Inc.(WA)
 Benefit Administration, Inc.(WIS)     Benefit Plans Administration
 Benetech, Inc.                        Bisys
 Boston Financial Data Services        Ceridian
 Charles Schwab & Co, Inc.             Citigroup Global Markets Inc (SSB)
 CitiStreet                            City National Investments
 Clark Consulting                      CPI
 DA Davidson & Co.                     Daily Access. Com, Inc.
 Davenport & Co, LLC                   David Lerner Associates
 Digital Retirement Solutions          DR, Inc.
 Dyatech                               E*Trade Clearing LLC
 Edgewood                              Edward D Jones & Co.
 Equitable Life / AXA                  ERISA Administrative Svcs, Inc
 ExpertPlan.com                        FAS Co. (FASCore/RK Pro)
 FBD Consulting                        Ferris Baker Watts, Inc.
 Fidelity                              First Clearing LLC
 First Southwest Co.                   First Trust - Datalynx
 First Trust Corp                      Franklin Templeton
 Geller Group                          Great West Life
 H&R Block Financial Advisors, Inc.    Hartford Life Insurance Co.
 HD Vest Investment Services           Hewitt Associates
 HSBC Brokerage USA, Inc.              ICMA - RC Services
 Independent Plan Coordinators         Ingham Group
 Interactive Retirement Systems        Invesmart
 Janney Montgomery Scott, Inc.         JJB Hillard W L Lyons, Inc.
 John Hancock                          JP Morgan
 July Business Services                Kaufman & Goble
 Legend Equities Co.                   Legg Mason Wood Walker
 Lehman Brothers, Inc.                 Liberty-Columbia 529 Program
 Lincoln Investment Planning, Inc.     Lincoln National Life Insurance Co.
 Linsco Private Ledger Financial       MassMutual
 Matrix Settlement & Clearance
 Services                              McDonald Investments, Inc.
 Mercer HR Services                    Merrill Lynch
 Mesirow Financial, Inc.               MetLife
 MFS Investment Management             Mid Atlantic Capital Co.
 Milliman USA                          Morgan Keegan & Co, Inc.
 Morgan Stanley Dean Witter            Nathan & Lewis Securities, Inc.
 National City Bank                    National Deferred Comp
 National Financial                    National Investor Services Co.
 Nationwide                            Newport Retirement Services
 Northwest Plan Services               NY Life Benefits
 Oppenheimer & Co, Inc.                Peoples Securities, Inc.
 Pershing                              PFPC
 Piper Jaffray & Co.                   Plan Administrators
 Plan Member Securities                Primevest Financial Services, Inc.
 Principal Life Insurance              Prudential
 PSMI Group                            Quads Trust Company
 Raymond James & Associates, Inc.      Reliastar
 Robert W Baird & Co.                  RSM McGladrey
 Scott & Stringfellow, Inc.            Scottrade, Inc.
 Southwest Securities, Inc.            Standard Insurance Co
 Stanley, Hunt, Dupree & Rhine         Stanton Group, Inc.
 Sterne Agee & Leach, Inc.             Stifel Nicolaus & Co, Inc.
 Sun Trust Securities, Inc.            Symetra
 T Rowe Price                          The 401k Company
 The Princeton Retirement Group Inc.   The Retirement Plan Company, LLC
 TruSource                             TruSource Union Bank of CA
 UBS Financial Services, Inc.          Unified Fund Services (UFS)
 US Clearing Co.                       USAA Investment Management Co.
 USI Consulting Group                  Valic
 Vanguard Group                        Wachovia
 Web401K.com                           Wedbush Morgan Securities
 Wells Fargo                           Wilmington Trust

  Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply  with  rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data  that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

o    Yields and total returns measure the performance of a hypothetical  account in the Fund over various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o    The  Fund's  performance  returns  may not  reflect  the effect of taxes on dividends and capital gains distributions.

o    An  investment  in  the  Fund  is not  insured  by the  FDIC  or any  other government agency.

o    The principal value of the Fund's shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

o    When an investor's shares are redeemed, they may be worth more or less than their original cost.

o    Yields and total  returns  for any given past period  represent  historical performance  information  and are not,  and  should  not be  considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     |X| Yields.  The Fund uses a variety of different  yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and Exchange  Commission,  designed to assure uniformity in the way that all funds calculate their yields:

                                               6
                Standardized Yield = 2 [(a-b+1)   -1]
                                          cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The Securities and Exchange Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 9/30/07

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                        Tax-Equivalent Yield
              Standardized Yield      Dividend Yield      (35.00% Fed. Tax
                                                              Bracket)
Class of
Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
              Without     After     Without    After     Without     After
               Sales      Sales      Sales     Sales      Sales      Sales
               Charge     Charge    Charge     Charge     Charge     Charge
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A        3.94%      3.80%      4.41%     4.25%      5.85%      6.06%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B        3.16%       N/A       3.69%      N/A       4.86%       N/A

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C        3.19%       N/A       3.73%      N/A       4.91%       N/A

------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the Securities and Exchange Commission. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year and none thereafter.  For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 9/30/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Cumulative Total            Average Annual Total Returns
             Returns (10
                years
              or life of
 Class of       class)
  Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 1-Year           5-Years         10-Years

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After   Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales   Sales
           Charge   Charge   Charge  Charge   Charge   Charge  Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A(1) 60.15%   65.96%   -1.69%   1.88%   4.92%    5.67%    4.82%   5.20%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B(2) 58.61%   58.61%   -2.87%   1.03%   4.69%    4.86%    4.72%   4.72%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C(3) 53.99%   53.99%   0.16%    1.13%   4.90%    4.90%    4.41%   4.41%

-------------------------------------------------------------------------------
1. Inception of Class A: 11/11/86.
2. Inception of Class B: 9/11/95.
3.    Inception of Class C: 12/1/93.

----------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)

                          For the Period Ended 09/30/07

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                1-Year      5-Years or Life    10- Years or Life
                                                of Class           of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

      After Taxes on            -1.70%           4.92%             4.80%(1)

       Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on

Distributions and               0.36%            4.89%             4.79%(1)

Redemption of Fund Shares
----------------------------------------------------------------------------------
1.    Inception of Class A shares: 11/11/86.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is ranked in the municipal national intermediate category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals            Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                  Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                   Active Allocation Fund
Oppenheimer Baring Japan Fund                   Equity Investor Fund
Oppenheimer Baring SMA International Fund       Conservative Investor Fund
Oppenheimer Core Bond Fund                      Moderate Investor Fund
Oppenheimer California Municipal Fund      Oppenheimer Portfolio Series Fixed Income
                                           Active Allocation Fund
                                           Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund      Street Fund
                                           Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund            Street Fund II
                                           Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund           Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                                Oppenheimer Quest Balanced Fund
                                           Oppenheimer Quest International Value
Oppenheimer Convertible Securities Fund    Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                 Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund           Oppenheimer Rising Dividends Fund, Inc.
                                           Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund           Fund
                                           Oppenheimer Rochester Maryland Municipal
Oppenheimer Equity Fund, Inc.              Fund
                                           Oppenheimer Rochester Massachusetts
Oppenheimer Equity Income Fund, Inc.       Municipal Fund
                                           Oppenheimer Rochester Michigan Municipal
Oppenheimer Global Fund                    Fund
Oppenheimer Global Opportunities Fund      Oppenheimer Rochester Minnesota Municipal
                                           Fund
Oppenheimer Global Value Fund              Oppenheimer Rochester National Municipals
                                           Oppenheimer Rochester North Carolina
Oppenheimer Gold & Special Minerals Fund   Municipal Fund
Oppenheimer International Bond Fund        Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund Oppenheimer Rochester Virginia Municipal
                                           Fund
Oppenheimer International Growth Fund      Oppenheimer Select Value Fund
Oppenheimer International Small Company
Fund                                       Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund       Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California
Municipal Fund                             Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund   Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund    Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund               Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund   Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund     Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                    Rochester Fund Municipals

LifeCycle Funds
    Oppenheimer Transition 2010 Fund
    Oppenheimer Transition 2015 Fund
    Oppenheimer Transition 2020 Fund
    Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                  Centennial Government Trust
Oppenheimer Institutional Money Market     Centennial Money Market Trust
Fund
Oppenheimer Money Market Fund, Inc.        Centennial Government Trust
Centennial California Tax Exempt Trust     Centennial New York Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letter of Intent. Under a Letter of Intent ("Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other
Oppenheimer funds or Class A, Class B, Class C, Class G or Class H units in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor. A Letter is an
investor's statement in writing to the Distributor of his or her intention to accumulate a specified value of "qualified shares" during a 13-month period
(the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during Letter period will be at the rate that would apply to a single lump-sum purchase in the amount intended to be purchased under the Letter. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the
Distributor about the Letter when placing purchase orders during the Letter period.

   To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count "qualified shares" of Class A, Class B and
Class C of the Fund or other Oppenheimer funds, and Class A, Class B,
Class C, Class G or Class H units in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or
Program Distributor. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege (described below), and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or
Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter. In addition, the investor will be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the specified Letter amount.

   If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of Letter period to reflect the sales charge rates that apply to the actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid may be adjusted to the lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.
The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

   By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and single K sole proprietor plans may do so.

|X|   Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to
  2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a
  $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the
  Transfer Agent may escrow shares in other accounts that are linked for
  Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

     3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

     4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

     5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

     6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system in Networking level 1 and 3 accounts;

o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

o     The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not have having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares.  The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds that offer the exchange privilege. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt
      Trust
      Centennial Government Trust           Centennial New York Tax Exempt
                                            Trust

      Centennial Money Market Trust         Centennial Tax Exempt Trust

      The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund       Oppenheimer Rochester Arizona
                                              Municipal Fund
   Oppenheimer AMT-Free Municipals            Oppenheimer Rochester Maryland
                                              Municipal Fund
   Oppenheimer AMT-Free New York Municipals   Oppenheimer Rochester Massachusetts
                                              Municipal Fund
   Oppenheimer California Municipal Fund      Oppenheimer Rochester Michigan
                                              Municipal Fund
                                              Oppenheimer Rochester Minnesota
                                              Municipal Fund
   Oppenheimer Institutional Money Market FundOppenheimer Rochester National
                                              Municipals
   Oppenheimer    Limited   Term    CaliforniaOppenheimer Rochester North
   Municipal Fund                             Carolina Municipal Fund
   Oppenheimer Limited Term Municipal Fund    Oppenheimer Rochester Ohio
                                              Municipal Fund
   Oppenheimer Money Market Fund, Inc.        Oppenheimer Rochester Virginia
                                              Municipal Fund
   Oppenheimer New Jersey Municipal Fund      Oppenheimer Senior Floating Rate
                                              Fund

   Oppenheimer Pennsylvania Municipal Fund    Rochester Fund Municipals
   Oppenheimer Principal Protected Main
   Street Fund II

         The following funds do not offer

         Class Y shares:                       Oppenheimer Pennsylvania
   Limited Term New York Municipal Fund        Municipal Fund
   Oppenheimer AMT-Free Municipals            Oppenheimer Principal Protected

                                              Main Street Fund
      Oppenheimer AMT-Free New York          Oppenheimer Principal Protected Main
      Municipals                             Street Fund II
      Oppenheimer Balanced Fund              Oppenheimer Principal Protected Main
                                             Street Fund III

      Oppenheimer California Municipal Fund  Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Capital Income Fund        Oppenheimer Rochester Arizona Municipal
                                             Fund
      Oppenheimer Cash Reserves              Oppenheimer Rochester Maryland
                                             Municipal Fund
      Oppenheimer Convertible Securities     Oppenheimer Rochester Massachusetts
      Fund                                   Municipal Fund
      Oppenheimer Dividend Growth Fund       Oppenheimer Rochester Michigan
                                             Municipal Fund
      Oppenheimer Equity Income Fund, Inc.   Oppenheimer Rochester Minnesota
                                             Municipal Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Institutional Money        Oppenheimer Rochester North Carolina
      Market Fund                            Municipal Fund
      Oppenheimer Limited Term California    Oppenheimer Rochester Ohio Municipal
      Municipal Fund                         Fund
      Oppenheimer Limited Term Municipal     Oppenheimer Rochester Virginia
      Fund                                   Municipal Fund
      Oppenheimer New Jersey Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money Market Fund only offers Class E, Class
      L and Class P shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of certain money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).

o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.00

o     Shares of Oppenheimer International Small Company Fund may be acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o     In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that Fund.
o     Oppenheimer Global Value Fund only offers Class A and Class Y shares.
      Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
      Distributor.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders. In such an instance, all of the Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to
2011) and the dividends-received deduction for corporate shareholders.
However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      The Fund must also derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer. No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet these requirements. To meet these requirements, in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the Fund's income will be tax-exempt.

      Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the
Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Exempt-Interest Dividends.The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders. To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consist of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year
(or under another method, if prescribed by the IRS and Securities and
Exchange Commission).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

      Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

      A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

      In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.
Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

      Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

      Ordinary Interest Dividends. A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.

      Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares. The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid. In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excel of the deemed distribution over the tax credit.

      Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS. Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form. Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the
IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that Fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Limited Term Municipal Fund (the "Fund"), a series of Oppenheimer
Municipal Fund, including the statement of investments, as of September 30,
2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of September 30, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 14, 2007

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--109.9%
----------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$      10,000   AL HFA (Single Family Mtg.)                           5.000%    10/01/2021      10/01/2010 A    $     10,054
----------------------------------------------------------------------------------------------------------------------------
       35,000   AL HFA (South Bay Apartments)                         5.950     02/01/2033      02/01/2013 A          36,167
----------------------------------------------------------------------------------------------------------------------------
      200,000   AL Water Pollution Control Authority                  5.250     08/15/2010      02/15/2008 A         201,230
----------------------------------------------------------------------------------------------------------------------------
    1,480,000   AL Water Pollution Control Authority 1                5.500     08/15/2012      02/15/2008 A       1,489,916
----------------------------------------------------------------------------------------------------------------------------
    4,505,000   Bay Minette, AL Industrial Devel. Board
                (B.F. Goodrich)                                       6.500     02/15/2009      02/15/2008 A       4,519,101
----------------------------------------------------------------------------------------------------------------------------
      145,000   Bayou La Batre, AL Utilities Board
                (Water & Sewer)                                       5.750     03/01/2027      03/01/2008 A         146,386
----------------------------------------------------------------------------------------------------------------------------
       30,000   Birmingham, AL Airport Authority                      5.375     07/01/2020      07/01/2009 A          31,177
----------------------------------------------------------------------------------------------------------------------------
       15,000   Birmingham, AL Multifamily Hsg.
                (Ascend Care Hsg.-Beaconview)                         5.750     07/01/2030      07/01/2012 A          15,152
----------------------------------------------------------------------------------------------------------------------------
       65,000   Birmingham, AL Private Educational Building
                Authority (Birmingham-Southern College)               6.000     12/01/2021      06/01/2008 A          65,371
----------------------------------------------------------------------------------------------------------------------------
       50,000   Birmingham, AL Special Care Facilities
                (Children's Hospital of Alabama)                      5.375     06/01/2017      12/01/2007 A          51,053
----------------------------------------------------------------------------------------------------------------------------
      580,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                        5.700     10/01/2028      10/01/2010 A         583,793
----------------------------------------------------------------------------------------------------------------------------
      335,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                        5.750     11/01/2027      11/01/2009 A         337,107
----------------------------------------------------------------------------------------------------------------------------
    1,890,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.) 1                      6.000     08/01/2029      08/01/2011 A       1,927,422
----------------------------------------------------------------------------------------------------------------------------
      190,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                        6.700     11/01/2029      11/01/2009 A         197,256
----------------------------------------------------------------------------------------------------------------------------
        5,000   Huntsville, AL Industrial Devel. Board
                (Coltec Industries)                                   9.875     10/01/2010      10/01/2007 A           5,065
----------------------------------------------------------------------------------------------------------------------------
      100,000   Jefferson County, AL Sewer                            5.375     02/01/2027      02/01/2008 A         100,118
----------------------------------------------------------------------------------------------------------------------------
       45,000   Mobile, AL Industrial Devel. Board
                (International Paper Company)                         6.700     03/01/2024      03/01/2010 A          47,056
----------------------------------------------------------------------------------------------------------------------------
       50,000   Mobile, AL Limited Obligation Tax                     5.500     02/15/2023      02/15/2014 A          52,293
----------------------------------------------------------------------------------------------------------------------------
        5,000   Montgomery, AL Special Care Facilities
                (Baptist Medical Center)                              5.375     09/01/2022      03/01/2008 A           5,105
----------------------------------------------------------------------------------------------------------------------------
       25,000   Phenix City, AL Industrial Devel. Board
                (MeadCoated Board)                                    5.300     04/01/2027      04/01/2008 A          25,704
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   Phenix City, AL Industrial Devel. Board
                (Meadwestvaco)                                        6.350     05/15/2035      05/15/2012 A      15,560,250
----------------------------------------------------------------------------------------------------------------------------
       70,000   Tuskegee, AL Utilities Board                          5.500     02/01/2016      02/01/2008 A          71,502
----------------------------------------------------------------------------------------------------------------------------
       80,000   Tuskegee, AL Utilities Board                          5.500     02/01/2022      02/01/2008 A          81,711
                                                                                                                ------------
                                                                                                                  25,559,989
----------------------------------------------------------------------------------------------------------------------------
 ALASKA--2.4%
       25,000   AK HFC (Veterans Mtg.)                                5.200     12/01/2014      12/01/2014            25,159
----------------------------------------------------------------------------------------------------------------------------
      225,000   AK HFC, Series A-1                                    5.500     12/01/2017      12/01/2007 A         228,474
----------------------------------------------------------------------------------------------------------------------------
   26,550,000   AK HFC, Series A-2 2                                  6.200     12/01/2021      06/01/2009 A      27,071,644

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$      60,000   AK HFC, Series A-2                                    5.750%    06/01/2024      12/01/2007 A    $     61,067
----------------------------------------------------------------------------------------------------------------------------
   73,000,000   AK HFC, Series A-2                                    5.782 3   06/01/2037      12/01/2007 A      12,981,590
----------------------------------------------------------------------------------------------------------------------------
       15,000   AK HFC, Series A-2                                    5.900     06/01/2014      12/01/2009 A          15,314
----------------------------------------------------------------------------------------------------------------------------
       25,000   AK HFC, Series C                                      5.250     06/01/2032      12/01/2012 A          25,434
----------------------------------------------------------------------------------------------------------------------------
        5,000   AK HFC, Series C                                      5.800     06/01/2029      06/01/2010 A           5,041
----------------------------------------------------------------------------------------------------------------------------
       10,000   AK Industrial Devel. & Export Authority
                (Lake Dorothy Hydroelectric)                          5.250     12/01/2021      12/01/2011 A          10,376
----------------------------------------------------------------------------------------------------------------------------
    5,040,000   AK Industrial Devel. & Export Authority,
                Series A                                              5.200     04/01/2018      04/01/2008 A       5,114,088
----------------------------------------------------------------------------------------------------------------------------
       50,000   AK Industrial Devel. & Export Authority,
                Series A                                              5.250     04/01/2023      04/01/2008 A          50,747
----------------------------------------------------------------------------------------------------------------------------
       35,000   AK International Airports, Series C                   6.100     10/01/2017      10/01/2009 A          36,319
----------------------------------------------------------------------------------------------------------------------------
       25,000   AK Northern Tobacco Securitization
                Corp. (TASC)                                          6.200     06/01/2022      06/01/2010 B          26,102
                                                                                                                ------------
                                                                                                                  45,651,355
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.1%
      125,000   AZ Health Facilities Authority
                (Phoenix Children's Hospital)                         6.000     02/15/2032      02/15/2012 A         138,148
----------------------------------------------------------------------------------------------------------------------------
       50,000   AZ Student Loan Acquisition Authority                 5.900     05/01/2024      11/01/2009 A          52,443
----------------------------------------------------------------------------------------------------------------------------
    1,375,000   Goodyear, AZ IDA Water & Sewer
                (Litchfield Park Service Company)                     6.750     10/01/2031      10/01/2011 A       1,458,573
----------------------------------------------------------------------------------------------------------------------------
    1,890,000   Hassayampa, AZ Community Facilities District
                (Hassayampa Village Community)                        7.750     07/01/2021      01/01/2008 A       1,940,784
----------------------------------------------------------------------------------------------------------------------------
    1,365,000   Litchfield Park, AZ Community Facility District       6.375     07/15/2026      07/15/2012 A       1,399,889
----------------------------------------------------------------------------------------------------------------------------
      100,000   Maricopa County, AZ Hospital
                (Sun Health Corp.)                                    5.300     04/01/2029      06/20/2008 A         100,271
----------------------------------------------------------------------------------------------------------------------------
    1,870,000   Maricopa County, AZ IDA
                (Christian Care Mesa II) 1                            6.000     01/01/2014      07/01/2011 B       1,885,297
----------------------------------------------------------------------------------------------------------------------------
       45,000   Maricopa County, AZ IDA
                (Sun King Apartments)                                 5.875     11/01/2008      05/05/2008 C          44,894
----------------------------------------------------------------------------------------------------------------------------
       50,000   Maricopa County, AZ IDA
                (Villas De Merced Apartments)                         5.450     12/20/2027      06/20/2008 A          50,157
----------------------------------------------------------------------------------------------------------------------------
       15,000   Maricopa County, AZ IDA
                (Whispering Palms Apartments)                         5.600     07/01/2013      07/01/2011 A          15,641
----------------------------------------------------------------------------------------------------------------------------
       55,000   Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                6.300     12/01/2026      12/01/2007 A          55,670
----------------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix, AZ Civic Improvement Corp.
                Airport, Series B                                     5.250     07/01/2032      07/01/2012 A          51,007
----------------------------------------------------------------------------------------------------------------------------
    3,975,000   Phoenix, AZ IDA (Capitol Mews Apartments)             5.700     12/20/2040      12/20/2012 A       4,073,739
----------------------------------------------------------------------------------------------------------------------------
    1,670,000   Phoenix, AZ IDA (Gourmet Boutique West)               5.500     11/01/2017      11/01/2017         1,621,303
----------------------------------------------------------------------------------------------------------------------------
      485,000   Phoenix, AZ IDA (Single Family Mtg.)                  6.650     10/01/2029      10/15/2007 B         497,552
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pima County, AZ IDA
                (International Studies Academy)                       6.750     07/01/2031      07/01/2011 A          44,352

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      55,000   Pima County, AZ IDA
                (International Studies Academy)                       6.750%    07/01/2031      07/01/2011 A    $     57,252
----------------------------------------------------------------------------------------------------------------------------
        5,000   Scottsdale, AZ IDA
                (Scottsdale Memorial Hospitals)                       5.500     09/01/2012      04/28/2010 C           5,264
----------------------------------------------------------------------------------------------------------------------------
      800,000   Tucson, AZ IDA (Joint Single Family Mtg.)             5.250     07/01/2038      01/01/2013 B         814,720
----------------------------------------------------------------------------------------------------------------------------
    3,600,000   Tucson, AZ IDA (Joint Single Family Mtg.)             5.350     01/01/2038      12/01/2015 B       3,821,652
----------------------------------------------------------------------------------------------------------------------------
      130,000   University AZ Medical Center Corp.
                (University Medical Center)                           5.000     07/01/2021      01/01/2008 A         130,111
----------------------------------------------------------------------------------------------------------------------------
    1,750,000   Verrado, AZ Community Facilities
                District No. 1                                        6.500     07/15/2027      07/15/2013 A       1,813,298
                                                                                                                ------------
                                                                                                                  20,072,017
----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
       35,000   AR Devel. Finance Authority
                (Clark County Industrial Council)                     5.600     05/01/2008      11/01/2007 A          35,045
----------------------------------------------------------------------------------------------------------------------------
      385,000   AR Devel. Finance Authority
                (Single Family Mtg.)                                  5.300     07/01/2024      07/01/2012 A         391,372
----------------------------------------------------------------------------------------------------------------------------
    5,525,000   AR Devel. Finance Authority
                (Single Family Mtg.)                                  5.625     01/01/2035      01/01/2016 A       5,843,130
----------------------------------------------------------------------------------------------------------------------------
       25,000   AR Devel. Finance Authority, Series B                 5.800     01/01/2023      07/01/2009 A          25,279
----------------------------------------------------------------------------------------------------------------------------
      870,000   Greater AR Hsg. Assistance Corp.
                (Hicky Garden Apartments)                             6.000     01/01/2023      01/01/2008 A         877,726
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Northwest AR Regional Airport Authority               5.250     02/01/2023      02/01/2013 A       1,009,420
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.100     12/01/2016      12/01/2007 A          40,080
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.300     12/01/2016      12/01/2007 A          45,070
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.300     12/01/2016      12/01/2007 A          40,087
----------------------------------------------------------------------------------------------------------------------------
      510,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.300     11/01/2020      11/01/2007 A         510,576
----------------------------------------------------------------------------------------------------------------------------
      875,000   Warren, AR Solid Waste Disposal
                (Potlatch Corp.)                                      7.500     08/01/2013      02/01/2008 A         876,890
                                                                                                                ------------
                                                                                                                   9,694,675
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.1%
   19,000,000   Anaheim, CA Public Financing
                Authority RITES 5                                     8.870 4   12/28/2018      12/01/2007 A      19,947,910
----------------------------------------------------------------------------------------------------------------------------
    7,440,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000 6   06/01/2021      03/15/2014 B       6,045,670
----------------------------------------------------------------------------------------------------------------------------
    5,500,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000 6   06/01/2028      09/14/2018 B       4,349,510
----------------------------------------------------------------------------------------------------------------------------
   13,095,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000 6   06/01/2036      11/23/2021 C      10,220,648

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,000,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000% 6  06/01/2041      09/10/2024 C    $  2,344,260
----------------------------------------------------------------------------------------------------------------------------
    3,125,000   CA County Tobacco Securitization
                Agency (TASC)                                         5.500     06/01/2033      06/01/2012 A       3,132,125
----------------------------------------------------------------------------------------------------------------------------
    3,740,000   CA County Tobacco Securitization Agency
                (TASC) 1                                              5.750     06/01/2029      12/01/2012 B       3,751,332
----------------------------------------------------------------------------------------------------------------------------
    2,770,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2027      06/01/2012 A       2,828,170
----------------------------------------------------------------------------------------------------------------------------
    2,505,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2043      06/01/2012 A       2,501,042
----------------------------------------------------------------------------------------------------------------------------
    5,615,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2029      06/01/2012 A       5,738,362
----------------------------------------------------------------------------------------------------------------------------
      135,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2042      06/01/2012 A         135,613
----------------------------------------------------------------------------------------------------------------------------
  207,670,000   CA County Tobacco Securitization Agency
                (TASC)                                                9.513 3   06/01/2050      01/02/2026 C      11,797,733
----------------------------------------------------------------------------------------------------------------------------
   18,985,000   CA Golden State Tobacco Securitization
                Corp. 1                                               6.250     06/01/2033      09/11/2012 B      20,853,314
----------------------------------------------------------------------------------------------------------------------------
      410,000   CA Golden State Tobacco Securitization
                Corp.                                                 6.625     06/01/2040      06/01/2013 A         473,009
----------------------------------------------------------------------------------------------------------------------------
    4,940,000   CA Golden State Tobacco Securitization
                Corp. 1                                               6.750     06/01/2039      06/01/2013 A       5,730,598
----------------------------------------------------------------------------------------------------------------------------
    7,350,000   CA Golden State Tobacco Securitization
                Corp. (TASC) 1                                        7.900     06/01/2042      06/01/2013 A       8,930,397
----------------------------------------------------------------------------------------------------------------------------
   29,000,000   CA Golden State Tobacco Securitization
                Corp. (TASC)                                          0.000 6   06/01/2037      05/22/2022 C      19,234,830
----------------------------------------------------------------------------------------------------------------------------
    3,450,000   CA Golden State Tobacco Securitization
                Corp. (TASC) 1                                        7.800     06/01/2042      06/01/2013 A       4,175,880
----------------------------------------------------------------------------------------------------------------------------
      190,000   CA Golden State Tobacco Securitization
                Corp. (TASC)                                          7.875     06/01/2042      06/01/2013 A         230,635
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Inland Empire Tobacco Securitization
                Authority (TASC)                                      4.625     06/01/2021      06/23/2013 C       4,709,100
----------------------------------------------------------------------------------------------------------------------------
    2,895,000   CA Statewide CDA (Fairfield Apartments) 1             6.500     01/01/2016      12/22/2011 B       2,945,431
----------------------------------------------------------------------------------------------------------------------------
    3,470,000   Lake Elsinore, CA Public Financing
                Authority, Series F 1                                 7.100     09/01/2020      03/01/2008 A       3,544,223
----------------------------------------------------------------------------------------------------------------------------
      115,000   Los Angeles, CA Regional Airports
                Improvement Corp.
                (Delta-Continental Airlines) 5                        9.250     08/01/2024      02/01/2008 A         117,300
----------------------------------------------------------------------------------------------------------------------------
    7,500,000   Northern CA Gas Authority 7                           4.311     07/01/2027      07/01/2027         7,029,900
----------------------------------------------------------------------------------------------------------------------------
   10,675,000   Northern CA Tobacco
                Securitization Authority (TASC)                       0.000 6   06/01/2027      06/12/2016 B       9,704,963
----------------------------------------------------------------------------------------------------------------------------
   13,750,000   Northern CA Tobacco
                Securitization Authority (TASC)                       4.750     06/01/2023      07/18/2011 B      13,371,325

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     500,000   Riverside County, CA Public
                Financing Authority COP                               5.750%    05/15/2019      05/15/2009 A    $    510,580
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   San Francisco City & County,
                CA COP (San Bruno Jail)                               5.250     10/01/2033      10/01/2008 A       2,064,440
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   San Marcos, CA Special Tax                            5.900     09/01/2028      03/01/2012 A       2,033,580
----------------------------------------------------------------------------------------------------------------------------
    1,600,000   Santa Rosa, CA Rancheria
                Tachi Yokut Tribe Enterprise                          4.500     03/01/2011      04/08/2009 C       1,585,696
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Santa Rosa, CA Rancheria
                Tachi Yokut Tribe Enterprise                          6.125     03/01/2013      04/06/2011 C       6,286,560
                                                                                                                ------------
                                                                                                                 186,324,136
----------------------------------------------------------------------------------------------------------------------------
COLORADO--0.7%
       25,000   Boulder County, CO Multifamily
                Hsg. (Legacy Apartments)                              6.000     11/20/2015      11/20/2007 A          25,044
----------------------------------------------------------------------------------------------------------------------------
       50,000   Boulder County, CO Multifamily Hsg.
                (Legacy Apartments)                                   6.100     11/20/2025      11/20/2007 A          50,077
----------------------------------------------------------------------------------------------------------------------------
       90,000   CO Health Facilities Authority
                (Northern Colorado Medical Center)                    6.000     05/15/2020      11/15/2007 A          93,575
----------------------------------------------------------------------------------------------------------------------------
       10,000   CO Health Facilities Authority
                (Sisters of Charity Health Care Systems)              5.250     05/15/2014      11/15/2007 A          10,012
----------------------------------------------------------------------------------------------------------------------------
       50,000   CO Hsg. & Finance Authority
                (Multifamily Hsg.)                                    5.900     10/01/2038      04/01/2008 A          50,577
----------------------------------------------------------------------------------------------------------------------------
       10,000   CO Hsg. & Finance Authority (Multifamily)             5.700     10/01/2021      12/01/2007 A          10,010
----------------------------------------------------------------------------------------------------------------------------
       40,000   CO Hsg. & Finance Authority (Single Family)           5.150     11/01/2016      05/01/2010 A          40,212
----------------------------------------------------------------------------------------------------------------------------
      780,000   CO Hsg. & Finance Authority (Single Family)           5.483 3   11/01/2029      05/01/2010 A         231,481
----------------------------------------------------------------------------------------------------------------------------
      655,000   CO Hsg. & Finance Authority (Single Family)           5.900     08/01/2023      08/01/2008 B         685,392
----------------------------------------------------------------------------------------------------------------------------
       15,000   CO Hsg. & Finance Authority (Single Family)           6.050     10/01/2016      02/01/2008 B          15,440
----------------------------------------------------------------------------------------------------------------------------
      310,000   CO Hsg. & Finance Authority (Single Family)           6.450     04/01/2030      04/01/2009 A         313,980
----------------------------------------------------------------------------------------------------------------------------
    1,640,000   CO Hsg. & Finance Authority (Single Family)           6.800     04/01/2030      11/01/2007 B       1,684,132
----------------------------------------------------------------------------------------------------------------------------
       60,000   CO Hsg. & Finance Authority (Single Family)           7.250     10/01/2031      03/20/2009 B          64,030
----------------------------------------------------------------------------------------------------------------------------
       30,000   CO Hsg. & Finance Authority (Single Family)           7.450     10/01/2016      12/08/2007 B          30,983
----------------------------------------------------------------------------------------------------------------------------
        5,000   CO Hsg. & Finance Authority (Single Family)           7.450     11/01/2027      11/01/2012 A           5,080
----------------------------------------------------------------------------------------------------------------------------
        7,000   CO Hsg. & Finance Authority, Series A                 7.400     11/01/2027      11/01/2007 B           7,113
----------------------------------------------------------------------------------------------------------------------------
       10,000   CO Hsg. & Finance Authority, Series A-4               6.250     10/01/2013      10/01/2007 A          10,100
----------------------------------------------------------------------------------------------------------------------------
       90,000   CO Hsg. & Finance Authority, Series C-2               6.875     11/01/2028      03/01/2008 B          91,231
----------------------------------------------------------------------------------------------------------------------------
      340,000   CO Hsg. & Finance Authority, Series D-2               6.350     11/01/2029      02/02/2009 B         354,861
----------------------------------------------------------------------------------------------------------------------------
        5,000   CO Water Resources & Power Devel.
                Authority, Series A                                   5.600     11/01/2017      11/01/2007 A           5,058
----------------------------------------------------------------------------------------------------------------------------
        5,000   CO Water Resources & Power Devel.
                Authority, Series A                                   5.600     11/01/2017      11/01/2007 A           5,059
----------------------------------------------------------------------------------------------------------------------------
       20,000   CO Water Resources & Power Devel.
                Authority, Series A                                   5.750     11/01/2010      11/01/2007 A          20,034
----------------------------------------------------------------------------------------------------------------------------
      150,000   Denver, CO City & County
                (Helen G. Bonfils Foundation)                         5.250     12/01/2012      12/01/2007 A         150,389

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$      40,000   Denver, CO City & County Airport                      5.000%    11/15/2031      11/15/2008 A    $     40,058
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Denver, CO City & County Airport RITES                7.810 4   11/15/2016      11/15/2010 A       1,666,155
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Denver, CO City & County Airport RITES                7.810 4   11/15/2018      11/15/2010 A       1,106,560
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Denver, CO City & County Airport, Series A 2          6.000     11/15/2014      11/15/2010 A       2,122,540
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Denver, CO City & County Airport, Series A 2          6.000     11/15/2015      11/15/2010 A       3,177,015
----------------------------------------------------------------------------------------------------------------------------
      510,000   Denver, CO Urban Renewal Authority                    9.125     09/01/2017      03/01/2008 A         516,253
----------------------------------------------------------------------------------------------------------------------------
      500,000   Southlands, CO Medical District                       6.750     12/01/2016      12/01/2014 A         573,475
                                                                                                                ------------
                                                                                                                  13,155,926
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.8%
       30,000   CT Airport (Bradley International Airport)            5.125     10/01/2026      04/01/2012 A          30,500
----------------------------------------------------------------------------------------------------------------------------
       10,000   CT Airport (Bradley International Airport)            5.125     10/01/2031      04/01/2012 A          10,098
----------------------------------------------------------------------------------------------------------------------------
      425,000   CT Devel. Authority (Bridgeport
                Hydraulic Company)                                    6.000     09/01/2036      03/01/2008 A         429,943
----------------------------------------------------------------------------------------------------------------------------
      265,000   CT Devel. Authority (Bridgeport
                Hydraulic Company)                                    6.000     09/01/2036      03/01/2008 A         268,082
----------------------------------------------------------------------------------------------------------------------------
      275,000   CT Devel. Authority (Bridgeport
                Hydraulic Company)                                    6.150     04/01/2035      10/01/2007 A         280,973
----------------------------------------------------------------------------------------------------------------------------
       40,000   CT Devel. Authority (Church Homes)                    5.700     04/01/2012      04/01/2009 A          40,751
----------------------------------------------------------------------------------------------------------------------------
       25,000   CT Devel. Authority (Connecticut Water
                Company)                                              5.125     03/01/2028      03/01/2008 A          25,040
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   CT Devel. Authority (Mary Wade Home) 1                6.375     12/01/2018      12/01/2009 A       1,067,720
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   CT Devel. Authority Airport Facility (Learjet) 1      7.950     04/01/2026      10/01/2014 A       2,333,540
----------------------------------------------------------------------------------------------------------------------------
      585,000   CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                   5.850     09/01/2028      10/01/2008 A         602,363
----------------------------------------------------------------------------------------------------------------------------
    6,310,000   CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                   5.950     09/01/2028      10/01/2008 A       6,490,782
----------------------------------------------------------------------------------------------------------------------------
      125,000   CT H&EFA (Bridgeport Hospital)                        5.375     07/01/2019      01/01/2008 A         126,405
----------------------------------------------------------------------------------------------------------------------------
      100,000   CT H&EFA (Bridgeport Hospital)                        5.375     07/01/2025      01/01/2008 A         101,052
----------------------------------------------------------------------------------------------------------------------------
       55,000   CT H&EFA (Bridgeport Hospital)                        6.625     07/01/2018      01/01/2008 A          55,230
----------------------------------------------------------------------------------------------------------------------------
      500,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                Hospital Foundation Obligated Group) 1                6.500     07/01/2012      01/01/2008 A         510,990
----------------------------------------------------------------------------------------------------------------------------
      160,000   CT H&EFA (DKH/CHHC/HNE
                Obligated Group)                                      5.375     07/01/2026      01/01/2008 A         161,683
----------------------------------------------------------------------------------------------------------------------------
    9,000,000   CT H&EFA (HSC/HSC Community Services/
                Foundation of Special Care
                Obligated Group) 7                                    6.000     07/01/2037      10/03/2007 D       9,000,000
----------------------------------------------------------------------------------------------------------------------------
       50,000   CT H&EFA (Lawrence & Memorial Hospital)               5.000     07/01/2022      01/01/2008 A          50,042
----------------------------------------------------------------------------------------------------------------------------
       45,000   CT H&EFA (Loomis Chaffee)                             5.500     07/01/2026      01/01/2008 A          45,281
----------------------------------------------------------------------------------------------------------------------------
      320,000   CT H&EFA (New Britain General Hospital)               6.125     07/01/2014      01/01/2008 A         323,504
----------------------------------------------------------------------------------------------------------------------------
    1,265,000   CT H&EFA (New Britain General Hospital),
                Series B 1                                            6.000     07/01/2024      01/01/2008 A       1,286,214
----------------------------------------------------------------------------------------------------------------------------
       20,000   CT H&EFA (New Horizons)                               5.875     11/01/2012      11/01/2007 A          20,033

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$      10,000   CT HFA                                                5.125%    05/15/2021      11/15/2009 A    $     10,122
----------------------------------------------------------------------------------------------------------------------------
       30,000   CT HFA                                                5.200     11/15/2020      11/15/2009 A          30,272
----------------------------------------------------------------------------------------------------------------------------
       10,000   CT HFA                                                5.375     11/15/2018      05/15/2009 A          10,179
----------------------------------------------------------------------------------------------------------------------------
      180,000   CT HFA (Group Home Mtg.)                              5.625     06/15/2027      06/15/2009 A         182,461
----------------------------------------------------------------------------------------------------------------------------
       40,000   CT HFA (Special Needs Mtg.)                           5.100     06/15/2032      06/15/2013 A          40,650
----------------------------------------------------------------------------------------------------------------------------
      130,000   CT HFA, Series C                                      5.500     11/15/2035      05/15/2008 A         131,273
----------------------------------------------------------------------------------------------------------------------------
    1,560,000   CT Resource Recovery Authority
                (Browning-Ferris Industries) 1                        6.450     11/15/2022      11/15/2007 A       1,560,920
----------------------------------------------------------------------------------------------------------------------------
      100,000   CT Special Obligation Parking (Bradley
                International Airport Parking Company)                6.500     07/01/2018      07/01/2010 A         105,277
----------------------------------------------------------------------------------------------------------------------------
    1,215,000   CT Special Obligation Parking (Bradley
                International Airport Parking Company)                6.600     07/01/2024      07/01/2010 A       1,272,919
----------------------------------------------------------------------------------------------------------------------------
      175,000   Eastern CT Res Rec (Wheelabrator Lisbon)              5.500     01/01/2014      01/01/2008 A         175,082
----------------------------------------------------------------------------------------------------------------------------
      225,000   Eastern CT Res Rec (Wheelabrator Lisbon)              5.500     01/01/2015      01/01/2008 A         225,106
----------------------------------------------------------------------------------------------------------------------------
    4,560,000   Eastern CT Res Rec (Wheelabrator Lisbon)              5.500     01/01/2020      01/01/2008 A       4,562,143
----------------------------------------------------------------------------------------------------------------------------
      600,000   Mashantucket, CT Western Pequot Tribe,
                Series B                                              5.600     09/01/2009      09/01/2009           611,166
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Sprague, CT Environmental Improvement
                (International Paper Company)                         5.700     10/01/2021      10/01/2009 A       1,009,130
                                                                                                                ------------
                                                                                                                  33,186,926
----------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.9%
       25,000   DE EDA (General Motors Corp.)                         5.600     04/01/2009      04/01/2009            24,882
----------------------------------------------------------------------------------------------------------------------------
       50,000   DE EDA (Peninsula United Methodist Homes)             6.100     05/01/2010      11/01/2007 A          51,062
----------------------------------------------------------------------------------------------------------------------------
      380,000   DE EDA (United Waterworks)                            6.200     06/01/2025      12/01/2007 A         380,646
----------------------------------------------------------------------------------------------------------------------------
       45,000   DE Hsg. Authority (Multifamily Mtg.)                  6.950     07/01/2014      07/25/2010 C          47,341
----------------------------------------------------------------------------------------------------------------------------
       20,000   DE Hsg. Authority (Multifamily Mtg.)                  7.375     01/01/2015      09/11/2011 C          19,782
----------------------------------------------------------------------------------------------------------------------------
    9,940,000   DE Hsg. Authority (Single Family Mtg.) 2              6.200     07/01/2037      08/04/2011 B      10,705,380
----------------------------------------------------------------------------------------------------------------------------
       40,000   DE Hsg. Authority (Single Family Mtg.)                5.450     01/01/2032      01/01/2008 B          40,501
----------------------------------------------------------------------------------------------------------------------------
       20,000   DE Hsg. Authority (Single Family Mtg.)                5.550     07/01/2009      07/01/2009 A          20,281
----------------------------------------------------------------------------------------------------------------------------
       10,000   DE Hsg. Authority (Single Family Mtg.)                6.050     07/01/2028      07/01/2009 A          10,190
----------------------------------------------------------------------------------------------------------------------------
       15,000   DE Hsg. Authority (Single Family Mtg.)                6.200     07/01/2037      08/04/2011 B          16,155
----------------------------------------------------------------------------------------------------------------------------
    4,965,000   DE Hsg. Authority (Single Family Mtg.) 1              6.250     07/01/2037      08/24/2011 B       5,368,108
----------------------------------------------------------------------------------------------------------------------------
       10,000   Wilmington, DE GO                                     6.200     10/01/2016      10/01/2007 A          10,118
                                                                                                                ------------
                                                                                                                  16,694,446
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.7%
      200,000   District of Columbia (James F. Oyster
                Elementary School)                                    6.450     11/01/2034      11/01/2010 A         208,348
----------------------------------------------------------------------------------------------------------------------------
      155,000   District of Columbia HFA (Single Family),
                Series A                                              6.850     06/01/2031      06/28/2008 B         157,044
----------------------------------------------------------------------------------------------------------------------------
       10,000   District of Columbia HFA (Single Family),
                Series B                                              5.850     12/01/2018      06/01/2008 A          10,163

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$      25,000   District of Columbia HFA (Single Family),
                Series B                                              5.900%    12/01/2028      06/01/2009 A    $     25,420
----------------------------------------------------------------------------------------------------------------------------
    1,780,000   District of Columbia Tobacco Settlement
                Financing Corp. 1                                     6.250     05/15/2024      11/15/2011 B       1,851,520
----------------------------------------------------------------------------------------------------------------------------
      110,000   District of Columbia Tobacco Settlement
                Financing Corp.                                       6.500     05/15/2033      08/06/2019 C         117,820
----------------------------------------------------------------------------------------------------------------------------
   11,230,000   District of Columbia Tobacco Settlement
                Financing Corp.                                       6.750     05/15/2040      05/15/2011 A      11,631,473
----------------------------------------------------------------------------------------------------------------------------
  232,000,000   District of Columbia Tobacco Settlement
                Financing Corp. (TASC)                                6.250 3   06/15/2046      06/13/2024 C      17,198,160
----------------------------------------------------------------------------------------------------------------------------
      130,000   Metropolitan Washington, D.C. Airport
                Authority, Series A                                   5.000     10/01/2027      10/01/2011 A         131,599
----------------------------------------------------------------------------------------------------------------------------
       20,000   Metropolitan Washington, D.C. Airport
                Authority, Series A                                   5.250     10/01/2032      10/01/2012 A          20,414
----------------------------------------------------------------------------------------------------------------------------
       35,000   Metropolitan Washington, D.C. Airport
                Authority, Series B                                   5.000     10/01/2028      10/01/2010 A          35,301
                                                                                                                ------------
                                                                                                                  31,387,262
----------------------------------------------------------------------------------------------------------------------------
FLORIDA--9.4%
    5,000,000   Arborwood, FL Community Devel. District
                (Centex Homes)                                        5.250     05/01/2016      05/01/2016         4,679,050
----------------------------------------------------------------------------------------------------------------------------
       15,000   Baker County, FL Hospital Authority                   5.300     12/01/2023      12/01/2010 A          15,101
----------------------------------------------------------------------------------------------------------------------------
       20,000   Bay County, FL Water System                           6.250     09/01/2014      03/01/2008 A          20,042
----------------------------------------------------------------------------------------------------------------------------
      820,000   Bonnet Creek, FL Resort Community
                Devel. District Special Assessment                    7.125     05/01/2012      01/10/2010 C         881,098
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Brevard County, FL Health Facilities Authority
                (Holmes Regional Medical Center) 1                    5.600     10/01/2010      10/01/2007 A       6,008,700
----------------------------------------------------------------------------------------------------------------------------
      150,000   Brevard County, FL Health Facilities
                Authority (Holmes Regional Medical Center)            5.625     10/01/2014      10/01/2007 A         150,221
----------------------------------------------------------------------------------------------------------------------------
       10,000   Brevard County, FL Health Facilities
                Authority (Wuesthoff Health Services)                 5.400     04/01/2013      04/01/2008 A          10,081
----------------------------------------------------------------------------------------------------------------------------
       35,000   Brevard County, FL Industrial Devel.
                (The Kroger Company)                                  7.250     01/01/2009      01/01/2008 A          35,142
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Broward County, FL Airport Facilities (Learjet) 1     7.500     11/01/2020      11/01/2014 A       2,223,100
----------------------------------------------------------------------------------------------------------------------------
      125,000   Broward County, FL Airport System                     5.000     10/01/2023      10/01/2008 A         126,250
----------------------------------------------------------------------------------------------------------------------------
       80,000   Broward County, FL Airport System                     5.125     10/01/2017      10/01/2008 A          81,477
----------------------------------------------------------------------------------------------------------------------------
       25,000   Broward County, FL Airport System                     5.250     10/01/2026      10/01/2012 A          25,596
----------------------------------------------------------------------------------------------------------------------------
      200,000   Broward County, FL Airport System                     5.250     10/01/2026      10/01/2012 A         204,768
----------------------------------------------------------------------------------------------------------------------------
        5,000   Broward County, FL Airport System
                (Passenger Facility)                                  5.250     10/01/2014      10/01/2008 A           5,118
----------------------------------------------------------------------------------------------------------------------------
       75,000   Broward County, FL Airport System
                (Passenger Facility)                                  5.250     10/01/2015      10/01/2008 A          76,604
----------------------------------------------------------------------------------------------------------------------------
      445,000   Broward County, FL HFA                                5.400     10/01/2038      10/04/2010 B         435,495

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      70,000   Broward County, FL HFA
                (Bridgewater Place Apartments)                        5.500%    04/01/2041      10/01/2011 A    $     70,687
----------------------------------------------------------------------------------------------------------------------------
       10,000   Broward County, FL HFA
                (Cross Keys Apartments)                               5.800     10/01/2033      10/01/2010 A          10,100
----------------------------------------------------------------------------------------------------------------------------
      180,000   Broward County, FL HFA
                (Pompano Oaks Apartments)                             6.100     12/01/2038      12/01/2007 A         182,853
----------------------------------------------------------------------------------------------------------------------------
       55,000   Broward County, FL HFA
                (Praxis of Deerfield Beach III)                       5.300     09/01/2023      09/01/2009 A          55,352
----------------------------------------------------------------------------------------------------------------------------
       90,000   Broward County, FL HFA (Praxis of
                Deerfield Beach)                                      5.350     03/01/2031      09/01/2009 A          90,412
----------------------------------------------------------------------------------------------------------------------------
       80,000   Broward County, FL HFA (Stirling Apartments)          5.650     10/01/2028      10/01/2010 A          81,402
----------------------------------------------------------------------------------------------------------------------------
      235,000   Broward County, FL Port Facilities                    5.000     09/01/2027      09/01/2009 A         236,575
----------------------------------------------------------------------------------------------------------------------------
       20,000   Clay County, FL HFA (Single Family Mtg.)              5.300     10/01/2029      04/01/2010 A          20,114
----------------------------------------------------------------------------------------------------------------------------
        5,000   Clay County, FL HFA (Single Family Mtg.)              6.000     04/01/2030      10/01/2007 A           5,081
----------------------------------------------------------------------------------------------------------------------------
       30,000   Collier County, FL HFA
                (Saxon Manor Isle Apartments)                         5.450     03/01/2030      03/01/2009 A          30,143
----------------------------------------------------------------------------------------------------------------------------
      380,000   Collier County, FL HFA
                (Whistlers Green Apartments)                          5.400     12/01/2027      12/01/2011 A         382,436
----------------------------------------------------------------------------------------------------------------------------
      245,000   Collier County, FL HFA (Whistlers
                Green Apartments)                                     5.450     06/01/2039      08/10/2034 C         245,568
----------------------------------------------------------------------------------------------------------------------------
      775,000   Collier County, FL IDA (Allete)                       6.500     10/01/2025      01/01/2008 A         776,759
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Concorde Estates, FL Community
                Devel. District                                       5.000     05/01/2011      11/01/2007 C       2,001,340
----------------------------------------------------------------------------------------------------------------------------
      200,000   Dade County, FL Aviation (Miami
                International Airport)                                5.000     10/01/2011      10/01/2007 A         203,162
----------------------------------------------------------------------------------------------------------------------------
       50,000   Dade County, FL Aviation (Miami
                International Airport)                                5.125     10/01/2013      10/01/2007 A          50,796
----------------------------------------------------------------------------------------------------------------------------
      115,000   Dade County, FL Aviation (Miami
                International Airport)                                5.125     10/01/2017      10/01/2007 A         116,797
----------------------------------------------------------------------------------------------------------------------------
       15,000   Dade County, FL Aviation (Miami
                International Airport)                                5.125     10/01/2022      10/01/2009 A          15,152
----------------------------------------------------------------------------------------------------------------------------
      390,000   Dade County, FL Aviation (Miami
                International Airport)                                5.750     10/01/2018      10/01/2007 A         394,376
----------------------------------------------------------------------------------------------------------------------------
    3,750,000   Dade County, FL Aviation (Miami
                International Airport)                                5.750     10/01/2026      10/01/2008 A       3,792,075
----------------------------------------------------------------------------------------------------------------------------
    2,300,000   Dade County, FL Aviation, Series A                    5.750     10/01/2011      10/01/2007 A       2,326,197
----------------------------------------------------------------------------------------------------------------------------
       70,000   Dade County, FL Aviation, Series A                    5.750     10/01/2012      10/01/2007 A          70,797
----------------------------------------------------------------------------------------------------------------------------
    5,570,000   Dade County, FL Aviation, Series A 1                  5.750     10/01/2015      10/01/2007 A       5,633,164
----------------------------------------------------------------------------------------------------------------------------
      145,000   Dade County, FL GO (Seaport)                          5.125     10/01/2021      10/01/2007 A         146,602
----------------------------------------------------------------------------------------------------------------------------
      615,000   Dade County, FL GO (Seaport)                          5.125     10/01/2026      10/01/2007 A         621,710
----------------------------------------------------------------------------------------------------------------------------
      200,000   Dade County, FL GO (Seaport)                          5.450     10/01/2016      10/01/2007 A         202,288
----------------------------------------------------------------------------------------------------------------------------
      120,000   Dade County, FL GO (Seaport)                          5.500     10/01/2026      10/01/2007 A         121,352
----------------------------------------------------------------------------------------------------------------------------
    1,580,000   Dade County, FL GO (Seaport) 1                        5.750     10/01/2015      10/01/2007 A       1,582,702

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      25,000   Dade County, FL HFA
                (Golden Lakes Apartments)                             6.000%    11/01/2032      11/01/2009 A    $     25,157
----------------------------------------------------------------------------------------------------------------------------
       20,000   Dade County, FL HFA
                (New Horizons Associates)                             5.875     07/15/2024      01/15/2008 A          20,509
----------------------------------------------------------------------------------------------------------------------------
       10,000   Dade County, FL HFA
                (Siesta Pointe Apartments)                            5.700     09/01/2022      09/01/2008 A          10,068
----------------------------------------------------------------------------------------------------------------------------
       75,000   Dade County, FL Res Rec                               5.500     10/01/2010      10/01/2007 A          75,835
----------------------------------------------------------------------------------------------------------------------------
      300,000   Dade County, FL Res Rec                               5.500     10/01/2013      10/01/2007 A         303,312
----------------------------------------------------------------------------------------------------------------------------
      100,000   Dade County, FL Seaport                               5.125     10/01/2016      10/01/2007 A         101,117
----------------------------------------------------------------------------------------------------------------------------
      100,000   Dade County, FL Water & Sewer System                  5.250     10/01/2021      10/01/2007 A         101,128
----------------------------------------------------------------------------------------------------------------------------
       40,000   Duval County, FL HFA (Single Family Mtg.)             5.300     04/01/2029      04/01/2010 A          40,216
----------------------------------------------------------------------------------------------------------------------------
        5,000   Duval County, FL HFA (Single Family Mtg.)             5.950     04/01/2030      04/01/2009 A           5,068
----------------------------------------------------------------------------------------------------------------------------
      900,000   East Homestead, FL Community
                Devel. District                                       5.000     05/01/2011      04/01/2008 C         898,551
----------------------------------------------------------------------------------------------------------------------------
       35,000   Edgewater, FL Water & Sewer                           5.500     10/01/2013      10/01/2007 A          35,053
----------------------------------------------------------------------------------------------------------------------------
      205,000   Edgewater, FL Water & Sewer                           5.500     10/01/2021      10/01/2007 A         205,316
----------------------------------------------------------------------------------------------------------------------------
    7,140,000   Escambia County, FL Health Facilities
                Authority 1                                           5.950     07/01/2020      07/01/2020         7,420,459
----------------------------------------------------------------------------------------------------------------------------
      115,000   Escambia County, FL Health Facilities
                Authority (Baptist Manor)                             5.125     10/01/2019      10/01/2010 A         116,147
----------------------------------------------------------------------------------------------------------------------------
        5,000   Escambia County, FL School Board COP                  5.500     02/01/2016      02/01/2008 A           5,030
----------------------------------------------------------------------------------------------------------------------------
    1,555,000   Fiddlers Creek, FL Community Devel. District          5.800     05/01/2021      05/01/2010 A       1,564,579
----------------------------------------------------------------------------------------------------------------------------
    1,015,000   Fiddlers Creek, FL Community Devel. District          5.875     05/01/2021      05/01/2009 A       1,032,803
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL Agriculture & Mechanical University
                (Student Apartment Facility)                          5.625     07/01/2021      01/01/2008 A          25,041
----------------------------------------------------------------------------------------------------------------------------
      135,000   FL Agriculture & Mechanical University
                (Student Apartment Facility)                          5.625     07/01/2025      01/01/2008 A         135,189
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL Agriculture & Mechanical University
                (Student Apartment Facility)                          6.500     07/01/2023      01/01/2008 A          25,244
----------------------------------------------------------------------------------------------------------------------------
      160,000   FL Capital Projects Finance Authority
                (Peerless Group)                                      7.500     08/01/2019      12/06/2014 C         160,590
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL Correctional Private Commission
                (350 Bed Youthful) COP                                5.000     08/01/2017      02/01/2008 A          20,022
----------------------------------------------------------------------------------------------------------------------------
      100,000   FL Division of Bond Finance
                (Dept. of Environmental Protection)                   5.375     07/01/2011      07/01/2008 A         100,142
----------------------------------------------------------------------------------------------------------------------------
    3,775,000   FL Gateway Services Community
                Devel. District                                       5.500     05/01/2010      11/01/2008 C       3,778,133
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL GO                                                 5.000     07/01/2028      07/01/2010 A          25,342
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL GO (Jefferson County Road)                         5.900     05/01/2010      11/01/2007 A          20,037
----------------------------------------------------------------------------------------------------------------------------
      150,000   FL HFA                                                6.300     09/01/2036      09/01/2008 A         151,362
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA                                                6.350     07/01/2028      01/01/2009 A          25,263
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA                                                6.350     07/01/2028      01/01/2008 A          20,820
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Brittany of Rosemont)                         6.050     07/01/2015      01/01/2008 A          15,051

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     100,000   FL HFA (Chapel Trace Apartments)                      5.000%    08/01/2030      11/27/2028 C    $     99,119
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Driftwood Terrace)                            7.650     12/20/2031      12/20/2007 A          36,110
----------------------------------------------------------------------------------------------------------------------------
      130,000   FL HFA (Glen Oaks Apartments)                         5.800     08/01/2017      08/01/2009 A         132,516
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Grand Court Apartments)                       5.300     08/15/2031      02/15/2012 A          20,166
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Holly Cove Apartments)                        6.050     10/01/2015      10/01/2007 A          20,019
----------------------------------------------------------------------------------------------------------------------------
       40,000   FL HFA (Holly Cove Apartments)                        6.250     10/01/2035      10/01/2007 A          40,030
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Homeowner Mtg.)                               5.900     07/01/2029      07/01/2009 A          35,590
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Hsg. Partners of Gainesville)                 5.600     07/01/2027      07/01/2008 A          50,357
----------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFA (Landings at Sea Forest)                       5.850     12/01/2018      12/01/2008 A          60,640
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Landings at Sea Forest)                       6.050     12/01/2036      12/01/2007 A          35,322
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Landings Boot Ranch)                          5.875     11/01/2015      11/01/2007 A          25,186
----------------------------------------------------------------------------------------------------------------------------
      205,000   FL HFA (Landings Boot Ranch)                          6.100     11/01/2035      11/01/2007 A         208,288
----------------------------------------------------------------------------------------------------------------------------
       65,000   FL HFA (Mar Lago Village Associates)                  6.000     06/01/2039      12/01/2009 A          65,964
----------------------------------------------------------------------------------------------------------------------------
      190,000   FL HFA (Reserve at Kanpaha)                           5.500     07/01/2020      01/01/2008 A         194,347
----------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFA (Reserve at North Shore)                       5.500     11/01/2020      05/01/2009 A          60,585
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Reserve at North Shore)                       5.600     11/01/2027      05/01/2009 A          25,163
----------------------------------------------------------------------------------------------------------------------------
       80,000   FL HFA (Riverfront Apartments)                        6.200     04/01/2027      10/01/2007 A          81,395
----------------------------------------------------------------------------------------------------------------------------
       70,000   FL HFA (Sarah's Place Apartments)                     5.250     05/01/2022      05/01/2010 A          70,629
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Sarah's Place Apartments)                     5.400     11/01/2032      05/01/2010 A          15,105
----------------------------------------------------------------------------------------------------------------------------
        5,000   FL HFA (Stoddert Arms Apartments)                     5.900     09/01/2010      09/01/2008 A           5,056
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Stoddert Arms Apartments)                     6.300     09/01/2036      09/01/2008 A          75,782
----------------------------------------------------------------------------------------------------------------------------
       65,000   FL HFA (Villas of Capri)                              6.100     04/01/2017      10/01/2007 A          65,707
----------------------------------------------------------------------------------------------------------------------------
       40,000   FL HFA (Wentworth Apartments)                         5.250     08/01/2029      02/01/2011 A          40,234
----------------------------------------------------------------------------------------------------------------------------
       70,000   FL HFA (Wentworth Apartments)                         5.300     05/01/2039      05/01/2011 A          70,280
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Wentworth Apartments)                         5.375     11/01/2029      05/01/2011 A          50,493
----------------------------------------------------------------------------------------------------------------------------
       30,000   FL HFA (Wentworth Apartments)                         5.400     04/01/2032      10/01/2007 A          30,167
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Wentworth Apartments)                         5.400     11/01/2034      05/01/2011 A          20,190
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Westlake Apartments)                          5.300     09/01/2031      03/01/2012 A          50,419
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Willow Lake Apartments)                       5.400     01/01/2032      01/01/2008 A          75,460
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Windchase Apartments)                         5.750     12/01/2017      06/01/2009 A          25,366
----------------------------------------------------------------------------------------------------------------------------
       95,000   FL HFA (Windchase Apartments)                         6.000     06/01/2039      06/01/2009 A          96,448
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Windchase Apartments)                         6.000     06/01/2039      06/01/2009 A          15,173
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Windchase Apartments), Series C               5.900     12/01/2027      06/01/2009 A          75,939
----------------------------------------------------------------------------------------------------------------------------
      195,000   FL HFA (Worthington Apartments)                       6.050     12/01/2025      12/01/2007 A         195,283
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Worthington Apartments)                       6.200     12/01/2035      12/01/2007 A          15,027
----------------------------------------------------------------------------------------------------------------------------
      175,000   FL HFA (Worthwhile Devel. Ltd./
                Riverfront Apartments)                                6.250     04/01/2037      10/01/2007 A         177,821
----------------------------------------------------------------------------------------------------------------------------
       40,000   FL HFA, Series 3                                      6.200     07/01/2016      01/01/2009 A          40,588
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA, Series 3                                      6.300     07/01/2024      01/01/2008 A          26,375
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA, Series A                                      6.400     06/01/2024      12/01/2007 A          25,530
----------------------------------------------------------------------------------------------------------------------------
    1,040,000   FL HFC 1                                              5.484 3   07/01/2030      01/01/2011 A         299,905

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      20,000   FL HFC                                                5.900%    07/01/2021      07/01/2009 A    $     20,170
----------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFC                                                5.950     01/01/2032      01/01/2010 A          10,194
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Andrews Place Apartments)                     5.000     11/01/2033      09/17/2031 C          14,816
----------------------------------------------------------------------------------------------------------------------------
       70,000   FL HFC (Ashton Lake Apartments)                       5.875     01/01/2041      01/01/2011 A          71,540
----------------------------------------------------------------------------------------------------------------------------
      430,000   FL HFC (Bernwood Trace Associates)                    5.832 3   12/01/2029      12/01/2011 A         116,762
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Deer Meadows Apartments)                      5.800     11/01/2019      11/01/2011 A          51,547
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (Grande Court Apartments)                      5.375     02/15/2035      02/15/2012 A          20,212
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Grande Court Boggy Creek)                     5.000     09/01/2021      09/01/2012 A          50,400
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Hampton Court Apartments)                     5.600     03/01/2032      03/01/2009 A          15,174
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFC (Homeowner Mtg.)                               5.350     01/01/2021      01/01/2008 B          75,549
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFC (Homeowner Mtg.)                               5.500     07/01/2012      07/01/2009 A          35,450
----------------------------------------------------------------------------------------------------------------------------
      215,000   FL HFC (Homeowner Mtg.)                               5.580 3   01/01/2029      06/01/2009 A          66,383
----------------------------------------------------------------------------------------------------------------------------
       30,000   FL HFC (Homeowner Mtg.)                               5.750     07/01/2017      07/01/2009 A          30,233
----------------------------------------------------------------------------------------------------------------------------
    9,950,000   FL HFC (Homeowner Mtg.) 1                             5.750     01/01/2037      01/01/2016 A      10,707,494
----------------------------------------------------------------------------------------------------------------------------
      120,000   FL HFC (Logan Heights Apartments)                     5.850     10/01/2033      10/01/2011 A         122,898
----------------------------------------------------------------------------------------------------------------------------
      120,000   FL HFC (Logan Heights Apartments)                     6.000     10/01/2039      10/01/2009 A         126,060
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFC (Marina Bay Apartments)                        5.750     08/01/2033      02/01/2011 A          25,434
----------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFC (Noah's Landing Apartments)                    5.250     12/01/2034      12/01/2011 A          60,364
----------------------------------------------------------------------------------------------------------------------------
      125,000   FL HFC (Peacock Run Apartments)                       5.400     08/01/2042      08/01/2012 A         126,075
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Raceway Pointe Partners)                      5.750     09/01/2027      09/01/2011 A          51,418
----------------------------------------------------------------------------------------------------------------------------
    5,775,000   FL HFC (Raintree Apartments) 1                        6.050     03/01/2042      09/01/2010 A       6,062,306
----------------------------------------------------------------------------------------------------------------------------
      155,000   FL HFC (Riley Chase Apartments)                       6.000     10/01/2039      10/01/2009 A         160,027
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (River Trace Senior Apartments)                5.700     07/01/2035      01/01/2011 A          15,223
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (Seminole Ridge Apartments)                    6.000     10/01/2029      10/01/2009 A          20,722
----------------------------------------------------------------------------------------------------------------------------
      100,000   FL HFC (Spring Harbor Apartments)                     5.900     08/01/2039      08/01/2011 A         101,966
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (Waterbridge Apartments)                       5.125     08/01/2027      02/01/2011 A          20,072
----------------------------------------------------------------------------------------------------------------------------
       45,000   FL HFC (Waverly Apartments)                           6.200     07/01/2035      07/01/2010 A          47,079
----------------------------------------------------------------------------------------------------------------------------
      295,000   FL HFC (Westwood Apartments)                          5.450     02/01/2041      02/01/2011 A         297,348
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFC (Winterlakes Sanctuary), Series H-1            6.000     09/01/2032      09/01/2011 A          36,025
----------------------------------------------------------------------------------------------------------------------------
      180,000   FL HFC (Woodridge Apartments)                         5.850     10/01/2033      10/01/2011 A         184,216
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Woodridge Apartments)                         6.000     10/01/2039      10/01/2009 A          15,486
----------------------------------------------------------------------------------------------------------------------------
   14,025,000   FL Higher Educational Facilities Financing
                Authority (Jacksonville University) 5,7               5.500     07/01/2036      10/04/2007 D      14,025,000
----------------------------------------------------------------------------------------------------------------------------
       95,000   FL Ports Financing Commission                         5.125     06/01/2011      06/01/2009 A          96,999
----------------------------------------------------------------------------------------------------------------------------
      280,000   FL Ports Financing Commission                         5.375     06/01/2016      06/01/2009 A         285,732
----------------------------------------------------------------------------------------------------------------------------
      375,000   FL Ports Financing Commission                         5.500     10/01/2023      10/01/2009 A         385,553
----------------------------------------------------------------------------------------------------------------------------
       45,000   FL State Board of Education GO                        5.750     06/01/2022      06/01/2010 A          47,628
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL State Division of Bond Finance
                (Dept. of Environmental Protection)                   5.375     07/01/2010      01/01/2008 A          25,036
----------------------------------------------------------------------------------------------------------------------------
      710,000   Greater Orlando, FL Aviation Authority                5.125     10/01/2028      10/01/2010 A         716,788

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      20,000   Greater Orlando, FL Aviation Authority                5.250%    10/01/2032      10/01/2012 A    $     20,334
----------------------------------------------------------------------------------------------------------------------------
      355,000   Gulf Breeze, FL GO                                    5.600     12/01/2015      12/01/2007 A         356,193
----------------------------------------------------------------------------------------------------------------------------
      105,000   Halifax, FL Hospital Medical Center                   5.200     04/01/2018      04/01/2009 A         105,642
----------------------------------------------------------------------------------------------------------------------------
        5,000   Highlands County, FL Health Facilities
                Authority (AHS-GA/AHS-Sunbelt/CV/OCC/
                Fletcher/FH-Waterman Obligated Group)                 5.250     11/15/2020      11/15/2008 A           5,145
----------------------------------------------------------------------------------------------------------------------------
    3,270,000   Highlands, FL Community Devel. District               5.000     05/01/2011      05/01/2008 C       3,173,241
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Hillsborough County, FL IDA
                (National Gypsum Company)                             7.125     04/01/2030      10/01/2010 A       2,100,280
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Hillsborough County, FL IDA
                (University Community Hospital) 1                     5.625     08/15/2023      08/15/2010 A       1,015,840
----------------------------------------------------------------------------------------------------------------------------
      150,000   Hillsborough County, FL Port District
                (Tampa Port Authority)                                5.000     06/01/2023      06/01/2009 A         150,971
----------------------------------------------------------------------------------------------------------------------------
       30,000   Indian River County, FL Hospital District
                (IRMH/IRHS/HSIR Obligated Group)                      5.700     10/01/2015      10/01/2007 A          30,344
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Jacksonville, FL EDC
                (Met Packaging Solutions)                             5.500     10/01/2030      10/01/2015 A       1,012,580
----------------------------------------------------------------------------------------------------------------------------
    5,555,000   Jacksonville, FL EDC
                (Met Packaging Solutions) 1                           5.875     06/01/2025      06/01/2016 A       5,855,303
----------------------------------------------------------------------------------------------------------------------------
    2,910,000   Jacksonville, FL EDC
                (Met Packaging Solutions)                             5.875     06/01/2031      06/01/2016 A       3,030,038
----------------------------------------------------------------------------------------------------------------------------
       10,000   Jacksonville, FL Excise Taxes                         5.000     10/01/2016      10/01/2007 A          10,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   Jacksonville, FL Hsg. (Windermere Manor)              5.875     03/20/2028      03/20/2008 A          10,097
----------------------------------------------------------------------------------------------------------------------------
       70,000   Jacksonville, FL Port Authority                       5.625     11/01/2026      11/01/2010 A          72,850
----------------------------------------------------------------------------------------------------------------------------
        5,000   Jacksonville, FL Sales Tax
                (River City Renaissance)                              5.125     10/01/2018      10/01/2007 A           5,005
----------------------------------------------------------------------------------------------------------------------------
      990,000   Jacksonville, FL Water & Sewage
                (United Waterworks) 1                                 6.350     08/01/2025      02/01/2008 A         991,881
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                    5.250     11/15/2016      11/15/2007 A          50,629
----------------------------------------------------------------------------------------------------------------------------
       40,000   Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                    5.250     11/15/2025      11/15/2007 A          40,587
----------------------------------------------------------------------------------------------------------------------------
       25,000   Lakeland, FL Light & Water                            5.750     10/01/2019      10/01/2007 A          27,498
----------------------------------------------------------------------------------------------------------------------------
       65,000   Lee County, FL Airport                                6.000     10/01/2029      10/01/2010 A          68,990
----------------------------------------------------------------------------------------------------------------------------
       30,000   Lee County, FL COP (Master Lease)                     5.125     10/01/2012      10/01/2007 A          30,036
----------------------------------------------------------------------------------------------------------------------------
      390,000   Lee County, FL HFA (Single Family Mtg.)               6.450     03/01/2031      03/01/2017 B         399,064
----------------------------------------------------------------------------------------------------------------------------
      570,000   Lee County, FL HFA (Single Family Mtg.)               7.100     03/01/2034      09/01/2008 B         587,630
----------------------------------------------------------------------------------------------------------------------------
       15,000   Lee County, FL Passenger Facility Charge              5.000     10/01/2011      10/01/2007 A          15,012
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lee County, FL Passenger Facility Charge              5.000     10/01/2013      10/01/2007 A          50,041
----------------------------------------------------------------------------------------------------------------------------
      450,000   Lee County, FL Passenger Facility Charge              5.000     10/01/2018      10/01/2007 A         450,212
----------------------------------------------------------------------------------------------------------------------------
   24,000,000   Leesburg, FL Hospital (LRMC/LRMCHHS/
                TVTCMC Obligated Group) 7                             6.000     07/01/2036      10/04/2007 D      24,000,000
----------------------------------------------------------------------------------------------------------------------------
       90,000   Macclenny, FL Capital Improvement                     5.500     01/01/2026      01/01/2008 A          90,365

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,815,000   Manatee County, FL HFA (Single Family Mtg.)           5.400%    03/01/2035      08/15/2008 B    $  1,878,089
----------------------------------------------------------------------------------------------------------------------------
       25,000   Manatee County, FL HFA (Single Family Mtg.)           5.500     03/01/2035      09/01/2013 A          25,623
----------------------------------------------------------------------------------------------------------------------------
        5,000   Manatee County, FL HFA, Series A                      9.125     06/01/2016      12/01/2007 A           5,017
----------------------------------------------------------------------------------------------------------------------------
        5,000   Manatee County, FL Port Authority                     5.250     10/01/2009      10/01/2007 A           5,005
----------------------------------------------------------------------------------------------------------------------------
       25,000   Manatee County, FL Port Authority                     5.400     10/01/2013      10/01/2007 A          25,025
----------------------------------------------------------------------------------------------------------------------------
       60,000   Martin County, FL Health Facilities
                (Martin Memorial Medical Center)                      5.375     11/15/2024      11/15/2007 A          61,323
----------------------------------------------------------------------------------------------------------------------------
   10,125,000   Martin County, FL IDA
                (Indiantown Cogeneration)                             7.875     12/15/2025      12/15/2007 A      10,226,453
----------------------------------------------------------------------------------------------------------------------------
       65,000   Miami, FL Community Redevel.
                (Southeast Overtown/Park West)                        8.500     10/01/2015      10/01/2007 A          65,213
----------------------------------------------------------------------------------------------------------------------------
       30,000   Miami-Dade County, FL Aviation                        5.000     10/01/2023      01/01/2010 A          30,300
----------------------------------------------------------------------------------------------------------------------------
      640,000   Miami-Dade County, FL Aviation                        5.000     10/01/2024      10/01/2010 A         645,683
----------------------------------------------------------------------------------------------------------------------------
       25,000   Miami-Dade County, FL Aviation                        5.250     10/01/2015      10/01/2008 A          25,614
----------------------------------------------------------------------------------------------------------------------------
       50,000   Miami-Dade County, FL Aviation                        5.250     10/01/2017      10/01/2008 A          50,990
----------------------------------------------------------------------------------------------------------------------------
      200,000   Miami-Dade County, FL Aviation                        5.375     10/01/2032      10/01/2012 A         205,038
----------------------------------------------------------------------------------------------------------------------------
       15,000   Miami-Dade County, FL Aviation
                (Miami International Airport)                         5.250     10/01/2022      10/01/2012 A          15,438
----------------------------------------------------------------------------------------------------------------------------
       15,000   Miami-Dade County, FL HFA
                (Country Club Villas Apartments)                      6.000     10/01/2015      04/01/2011 A          15,530
----------------------------------------------------------------------------------------------------------------------------
       20,000   Miami-Dade County, FL HFA
                (Country Club Villas Apartments)                      6.100     10/01/2029      04/01/2011 A          20,561
----------------------------------------------------------------------------------------------------------------------------
    1,440,000   Miami-Dade County, FL HFA
                (Homeownership Mtg.)                                  5.450     10/01/2038      11/08/2013 B       1,409,414
----------------------------------------------------------------------------------------------------------------------------
       20,000   Miami-Dade County, FL Special
                Obligation, Series B                                  5.426 3   10/01/2031      04/01/2016 A           5,477
----------------------------------------------------------------------------------------------------------------------------
       20,000   Mount Dora, FL Water & Sewer                          5.000     10/01/2023      10/01/2008 A          20,418
----------------------------------------------------------------------------------------------------------------------------
       90,000   Naples, FL Hospital Revenue
                (Naples Community Hospital)                           5.500     10/01/2026      10/01/2007 A          91,004
----------------------------------------------------------------------------------------------------------------------------
       35,000   North Broward, FL Hospital District                   5.250     01/15/2017      01/15/2008 A          35,390
----------------------------------------------------------------------------------------------------------------------------
      165,000   North Broward, FL Hospital District                   5.375     01/15/2024      01/15/2008 A         166,841
----------------------------------------------------------------------------------------------------------------------------
      330,000   North Broward, FL Hospital District                   5.750     01/15/2027      01/15/2008 A         333,755
----------------------------------------------------------------------------------------------------------------------------
       30,000   North Palm Beach Heights, FL Water
                Control District, Series A                            6.500     10/01/2012      10/01/2007 A          30,070
----------------------------------------------------------------------------------------------------------------------------
       25,000   Oakland Park, FL Utilities System                     5.250     09/01/2014      03/01/2008 A          25,033
----------------------------------------------------------------------------------------------------------------------------
      375,000   Oakland, FL Charter School                            6.950     12/01/2015      05/01/2011 C         394,890
----------------------------------------------------------------------------------------------------------------------------
       40,000   Ocala, FL Capital Improvements COP                    5.375     10/01/2022      10/01/2007 A          40,052
----------------------------------------------------------------------------------------------------------------------------
        5,000   Oceanside, FL HDC
                (FHA Insured Mtg-Section 8)                           6.800     02/01/2011      02/01/2008 A           5,009
----------------------------------------------------------------------------------------------------------------------------
       20,000   Ocoee, FL Water & Sewer System                        5.375     10/01/2016      04/01/2008 A          20,228
----------------------------------------------------------------------------------------------------------------------------
       25,000   Okaloosa County, FL Airport                           5.500     10/01/2023      10/01/2013 A          25,557
----------------------------------------------------------------------------------------------------------------------------
    2,015,000   Okaloosa County, FL Airport                           6.000     10/01/2030      10/01/2013 A       2,091,489

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      60,000   Orange County, FL HFA                                 5.150%    03/01/2022      09/01/2009 A    $    60,776
----------------------------------------------------------------------------------------------------------------------------
    1,800,000   Orange County, FL HFA                                 5.650     09/01/2034      12/01/2008 B       1,836,360
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orange County, FL HFA                                 5.700     09/01/2026      09/01/2010 A          15,231
----------------------------------------------------------------------------------------------------------------------------
       20,000   Orange County, FL HFA                                 5.750     03/01/2030      09/02/2010 A          20,506
----------------------------------------------------------------------------------------------------------------------------
       20,000   Orange County, FL HFA                                 5.800     09/01/2017      09/01/2009 A          20,160
----------------------------------------------------------------------------------------------------------------------------
       30,000   Orange County, FL HFA (Homeowner)                     5.000     09/01/2017      03/28/2008 B          30,450
----------------------------------------------------------------------------------------------------------------------------
       25,000   Orange County, FL HFA (Homeowner)                     5.450     09/01/2022      03/01/2012 A          25,153
----------------------------------------------------------------------------------------------------------------------------
       40,000   Orange County, FL HFA (Loma Vista)                    5.400     09/01/2019      03/01/2011 A          40,763
----------------------------------------------------------------------------------------------------------------------------
      120,000   Orange County, FL HFA (Loma Vista)                    5.500     03/01/2032      03/01/2009 A         121,018
----------------------------------------------------------------------------------------------------------------------------
      620,000   Orange County, FL HFA (Seminole Pointe)               5.650     12/01/2017      06/01/2009 A         639,983
----------------------------------------------------------------------------------------------------------------------------
       30,000   Orange County, FL HFA (Single Family Mtg.)            5.875     03/01/2028      09/01/2009 A          30,260
----------------------------------------------------------------------------------------------------------------------------
       30,000   Orange County, FL HFA (Single Family Mtg.)            5.950     03/01/2028      03/01/2009 A          30,396
----------------------------------------------------------------------------------------------------------------------------
       10,000   Orange County, FL HFA (Single Family Mtg.)            6.200     10/01/2016      04/01/2008 A          10,063
----------------------------------------------------------------------------------------------------------------------------
        5,000   Orange County, FL HFA (Single Family Mtg.)            6.600     04/01/2028      04/01/2008 A           5,033
----------------------------------------------------------------------------------------------------------------------------
       50,000   Orlando, FL Capital Improvement                       5.000     10/01/2013      10/01/2007 A          50,054
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pace, FL Property Finance Authority                   5.375     09/01/2020      03/01/2008 A          45,960
----------------------------------------------------------------------------------------------------------------------------
      120,000   Palm Beach County, FL Health Facilities
                Authority (ACTS Retirement/Life
                Communities)                                          5.125     11/15/2029      10/17/2029 C         117,811
----------------------------------------------------------------------------------------------------------------------------
       45,000   Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                    5.250     08/01/2013      02/01/2008 A          45,052
----------------------------------------------------------------------------------------------------------------------------
      100,000   Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                    5.250     08/01/2018      02/01/2008 A         100,114
----------------------------------------------------------------------------------------------------------------------------
       85,000   Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                    5.250     08/01/2023      02/01/2008 A          85,094
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL Health Facilities
                Authority (Life Care Retirement
                Communities)                                          5.500     10/01/2011      10/01/2007 A          25,272
----------------------------------------------------------------------------------------------------------------------------
       50,000   Palm Beach County, FL HFA
                (Chelsea Commons Apartments)                          5.600     12/01/2012      06/01/2008 A          50,045
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL HFA
                (Chelsea Commons Apartments)                          5.800     12/01/2017      06/01/2008 A          25,301
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL HFA
                (Chelsea Commons Apartments)                          5.850     12/01/2022      12/01/2007 A          25,013
----------------------------------------------------------------------------------------------------------------------------
       55,000   Palm Beach County, FL HFA
                (Golden Lake Hsg. Assoc.)                             6.100     08/01/2029      02/01/2008 A          55,191
----------------------------------------------------------------------------------------------------------------------------
      130,000   Palm Beach County, FL HFA
                (Pinnacle Palms Apartments)                           5.650     07/01/2031      06/01/2011 A         132,740
----------------------------------------------------------------------------------------------------------------------------
      315,000   Palm Beach County, FL HFA
                (Windsor Park Apartments)                             5.850     12/01/2033      06/01/2010 A         316,244
----------------------------------------------------------------------------------------------------------------------------
       35,000   Palm Beach County, FL Industrial Devel.
                (Regents Park Boca Raton)                             5.700     02/01/2024      02/01/2008 A          35,054
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   Palm Glades, FL Community Devel. District             4.850     05/01/2011      05/01/2008 C       1,197,180

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      15,000   Panama City-Bay County, FL
                Airport & Industrial District                         5.375%    10/01/2013      04/01/2008 A    $     15,017
----------------------------------------------------------------------------------------------------------------------------
      545,000   Pasco County, FL HFA (Pasco Woods)                    5.800     08/01/2029      02/01/2009 A         558,309
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pasco County, FL Solid Waste Disposal
                & Res Rec                                             5.375     04/01/2012      10/01/2007 A          25,152
----------------------------------------------------------------------------------------------------------------------------
      490,000   Pasco County, FL Solid Waste Disposal
                & Res Rec                                             6.000     04/01/2011      10/01/2007 A         490,936
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pasco County, FL Solid Waste Disposal
                & Res Rec                                             6.000     04/01/2011      10/01/2007 A          45,086
----------------------------------------------------------------------------------------------------------------------------
      475,000   Pinellas County, FL HFA                               5.500     03/01/2036      03/18/2008 B         490,761
----------------------------------------------------------------------------------------------------------------------------
    4,165,000   Pinellas County, FL HFA (Oaks of Clearwater)          6.375     06/01/2019      11/09/2013 B       4,475,959
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pinellas County, FL HFA (Single Family Hsg.)          5.200     09/01/2021      03/01/2010 A          10,075
----------------------------------------------------------------------------------------------------------------------------
       35,000   Pinellas County, FL HFA (Single Family Hsg.)          5.300     09/01/2030      09/15/2008 B          35,170
----------------------------------------------------------------------------------------------------------------------------
      290,000   Pinellas County, FL HFA (Single Family Hsg.)          5.450     09/01/2034      03/01/2008 B         298,480
----------------------------------------------------------------------------------------------------------------------------
       30,000   Pinellas County, FL HFA (Single Family Hsg.)          5.550     03/01/2032      09/01/2010 A          30,219
----------------------------------------------------------------------------------------------------------------------------
       75,000   Pinellas County, FL HFA (Single Family Hsg.)          5.600     09/01/2025      03/01/2008 B          76,656
----------------------------------------------------------------------------------------------------------------------------
        5,000   Pinellas County, FL HFA (Single Family Hsg.)          6.000     09/01/2018      09/01/2009 A           5,040
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pinellas County, FL HFA (Single Family Mtg.)          5.450     09/01/2029      09/01/2009 A          20,131
----------------------------------------------------------------------------------------------------------------------------
    4,250,000   Pinellas County, FL HFA (Single Family Mtg.)          5.500     09/01/2047      10/23/2012 B       4,536,875
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pinellas County, FL HFA (Single Family Mtg.)          5.800     03/01/2029      09/01/2009 A          10,109
----------------------------------------------------------------------------------------------------------------------------
       15,000   Pinellas County, FL HFA, Series B                     6.200     09/01/2034      09/01/2012 A          15,321
----------------------------------------------------------------------------------------------------------------------------
       80,000   Port Everglades, FL Authority, Series A               5.000     09/01/2016      03/01/2008 A          80,154
----------------------------------------------------------------------------------------------------------------------------
      140,000   Port Palm Beach, FL District                          5.400     09/01/2018      03/01/2008 A         140,091
----------------------------------------------------------------------------------------------------------------------------
       25,000   Port Palm Beach, FL District                          5.500     09/01/2014      03/01/2008 A          25,018
----------------------------------------------------------------------------------------------------------------------------
       70,000   Port Palm Beach, FL District                          5.500     09/01/2024      09/01/2009 A          72,316
----------------------------------------------------------------------------------------------------------------------------
      115,000   Riverwood, FL Community Devel. District
                (Sewer System)                                        7.750     10/01/2014      10/01/2007 A         115,474
----------------------------------------------------------------------------------------------------------------------------
    2,835,000   Riverwood, FL Community Devel. District,
                Series A                                              8.500     05/01/2014      11/01/2007 A       2,889,857
----------------------------------------------------------------------------------------------------------------------------
      285,000   Santa Rosa Bay, FL Bridge Authority                   6.250     07/01/2028      01/01/2008 A         287,189
----------------------------------------------------------------------------------------------------------------------------
       50,000   Sarasota County, FL Public Hospital Board
                (Sarasota Memorial Hospital)                          5.375     10/01/2020      10/01/2007 A          50,812
----------------------------------------------------------------------------------------------------------------------------
      250,000   Seminole County, FL GO                                5.125     04/01/2012      04/01/2008 A         250,300
----------------------------------------------------------------------------------------------------------------------------
       50,000   St. Petersburg Beach, FL GO                           5.250     10/01/2013      10/01/2007 A          50,066
----------------------------------------------------------------------------------------------------------------------------
       35,000   Tallahassee, FL Health Facilities
                (Tallahassee Memorial Medical Center)                 6.000     12/01/2015      12/01/2007 A          35,061
----------------------------------------------------------------------------------------------------------------------------
       10,000   Tampa, FL Solid Waste
                (McKay Bay Refuse-to-Energy)                          5.250     10/01/2014      10/01/2010 A          10,353
----------------------------------------------------------------------------------------------------------------------------
      105,000   Tampa, FL Solid Waste (McKay Bay
                Refuse-to-Energy)                                     5.250     10/01/2016      10/01/2010 A         108,704
----------------------------------------------------------------------------------------------------------------------------
    1,555,000   Village, FL Community Devel. District                 7.625     05/01/2017      05/01/2008 A       1,584,872
----------------------------------------------------------------------------------------------------------------------------
       60,000   Volusia County, FL Educational Facility
                Authority (Stetson University)                        5.500     06/01/2022      12/01/2007 A          60,685

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     280,000   Volusia County, FL Health Facilities Authority
                (John Knox Village of Florida)                        6.000%    06/01/2017      12/01/2007 A    $    283,198
----------------------------------------------------------------------------------------------------------------------------
       10,000   Volusia County, FL HFA
                (Spring Arbor Apartments)                             5.200     08/01/2023      02/01/2010 A          10,152
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Waterford Estates, FL Community Devel.
                District Special Assessment                           5.125     05/01/2013      05/15/2009 C         957,750
----------------------------------------------------------------------------------------------------------------------------
    1,235,000   Watergrass, FL Community Devel. District
                Special Assessment                                    4.875     11/01/2010      11/01/2010         1,198,790
                                                                                                                ------------
                                                                                                                 174,295,335
----------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%
       95,000   Acworth, GA Hsg. Authority
                (Wingate Falls Apartments)                            6.125     03/01/2017      03/01/2008 A          97,137
----------------------------------------------------------------------------------------------------------------------------
      600,000   Albany-Dougherty, GA Payroll Devel.
                Authority (Proctor & Gamble Company) 1                5.300     05/15/2026      05/15/2008 A         606,924
----------------------------------------------------------------------------------------------------------------------------
       20,000   Atlanta, GA Airport                                   5.625     01/01/2025      01/01/2010 A          20,743
----------------------------------------------------------------------------------------------------------------------------
      285,000   Atlanta, GA Airport                                   5.625     01/01/2030      01/01/2010 A         295,582
----------------------------------------------------------------------------------------------------------------------------
    2,045,000   Atlanta, GA Devel. Authority
                Student Hsg. (ADA/CAU Partners) 1                     6.000     07/01/2036      07/01/2016 A       2,141,892
----------------------------------------------------------------------------------------------------------------------------
      140,000   Atlanta, GA Devel. Authority
                Student Hsg. (ADA/CAU Partners)                       6.250     07/01/2036      07/01/2014 A         149,159
----------------------------------------------------------------------------------------------------------------------------
       40,000   Atlanta, GA GO 5                                      5.000     12/01/2016      12/01/2007 A          40,000
----------------------------------------------------------------------------------------------------------------------------
       20,000   Atlanta, GA Hsg. Authority
                (Village at Castleberry)                              5.300     02/20/2029      02/20/2011 A          20,156
----------------------------------------------------------------------------------------------------------------------------
       75,000   Atlanta, GA Hsg. Authority
                (Village at Castleberry)                              5.400     02/20/2039      02/20/2011 A          75,538
----------------------------------------------------------------------------------------------------------------------------
       25,000   Atlanta, GA Solid Waste Management
                Authority (Landfill Closure)                          5.000     12/01/2016      12/01/2007 A          25,028
----------------------------------------------------------------------------------------------------------------------------
       50,000   Atlanta, GA Solid Waste Management
                Authority (Landfill Closure)                          5.250     12/01/2021      12/01/2007 A          50,043
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Atlanta, GA Tax Allocation (Eastside)                 5.625     01/01/2016      03/27/2012 C         993,070
----------------------------------------------------------------------------------------------------------------------------
       60,000   Atlanta, GA Urban Residential Finance
                Authority (Fulton Cotton Mill)                        6.125     05/20/2027      11/20/2007 A          61,086
----------------------------------------------------------------------------------------------------------------------------
      195,000   Augusta, GA Hsg. Authority
                (Bon Air Apartments)                                  5.100     11/20/2045      02/27/2041 C         192,245
----------------------------------------------------------------------------------------------------------------------------
      210,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                               5.000     10/01/2032      10/01/2032           209,994
----------------------------------------------------------------------------------------------------------------------------
      740,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                               5.450     05/01/2034      11/01/2007 A         740,133
----------------------------------------------------------------------------------------------------------------------------
      840,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                               5.450     05/01/2034      11/01/2007 A         840,806
----------------------------------------------------------------------------------------------------------------------------
      100,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    5.250     01/01/2016      01/01/2008 A         101,833
----------------------------------------------------------------------------------------------------------------------------
      215,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    5.500     01/01/2021      01/01/2008 A         219,171

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$     275,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    5.700%    01/01/2019      01/01/2008 A    $    280,918
----------------------------------------------------------------------------------------------------------------------------
       75,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    6.125     01/01/2024      07/01/2011 A          78,632
----------------------------------------------------------------------------------------------------------------------------
       80,000   Clayton County, GA Hsg. Authority
                (Pointe Clear Apartments)                             5.750     07/01/2029      07/01/2009 A          81,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   Cobb County, GA Hsg. Authority
                (Garrison Plantation)                                 5.750     07/01/2014      01/01/2008 A          10,015
----------------------------------------------------------------------------------------------------------------------------
       15,000   Colquitt County, GA Hospital Authority
                Anticipation Certificates                             5.500     03/01/2016      03/01/2008 A          15,120
----------------------------------------------------------------------------------------------------------------------------
       85,000   Dalton, GA Devel. Authority (Hamilton
                Health Care System/Hamilton Medical
                Center Obligated Group)                               5.250     08/15/2026      02/15/2009 A          86,398
----------------------------------------------------------------------------------------------------------------------------
    9,500,000   East Point, GA (Camp Creek), Series B 1               8.000     02/01/2026      08/01/2012 A      10,558,205
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Floyd County, GA Devel. Authority
                (Temple-Inland) 1                                     5.700     12/01/2015      12/01/2013 A       3,099,060
----------------------------------------------------------------------------------------------------------------------------
       45,000   Fulton County, GA Devel. Authority (CAU)              5.375     01/01/2020      01/01/2008 A          45,189
----------------------------------------------------------------------------------------------------------------------------
       20,000   Fulton County, GA Devel. Authority
                (Cauley Creek Water)                                  5.250     02/01/2021      02/01/2011 A          20,550
----------------------------------------------------------------------------------------------------------------------------
       30,000   Fulton County, GA Hospital Authority
                (Northside Hospital)                                  5.375     10/01/2012      10/01/2007 A          30,038
----------------------------------------------------------------------------------------------------------------------------
       20,000   GA HFA (Lake Vista Apartments)                        5.950     01/01/2027      01/01/2008 A          20,300
----------------------------------------------------------------------------------------------------------------------------
       15,000   GA HFA (Single Family Mtg.)                           5.100     12/01/2020      12/01/2010 A          15,351
----------------------------------------------------------------------------------------------------------------------------
       25,000   GA HFA (Single Family Mtg.)                           5.125     06/01/2019      06/01/2009 A          25,166
----------------------------------------------------------------------------------------------------------------------------
       15,000   GA HFA (Single Family Mtg.)                           5.300     12/01/2022      06/01/2011 A          15,196
----------------------------------------------------------------------------------------------------------------------------
      595,000   GA HFA (Single Family Mtg.)                           5.350     12/01/2022      12/01/2011 A         604,889
----------------------------------------------------------------------------------------------------------------------------
       60,000   GA HFA (Single Family Mtg.)                           5.500     12/01/2032      12/01/2011 A          60,854
----------------------------------------------------------------------------------------------------------------------------
       65,000   GA HFA (Single Family Mtg.)                           5.550     12/01/2026      06/01/2008 A          65,474
----------------------------------------------------------------------------------------------------------------------------
       10,000   GA Municipal Assoc.
                (Atlanta Detention Center)                            5.000     12/01/2023      12/01/2008 A          10,221
----------------------------------------------------------------------------------------------------------------------------
       55,000   GA Municipal Gas Authority
                (Warner Robins)                                       6.125     01/01/2026      01/01/2008 A          55,102
----------------------------------------------------------------------------------------------------------------------------
       40,000   GA Private Colleges & University Authority
                (Mercer University)                                   5.250     10/01/2013      10/01/2009 A          41,005
----------------------------------------------------------------------------------------------------------------------------
       85,000   GA Residential Finance Authority
                (Single Family Insured Mtg.)                          7.661 3   12/01/2016      10/10/2011 C          42,403
----------------------------------------------------------------------------------------------------------------------------
       60,000   George L. Smith II, GA World Congress
                Center Authority (Domed Stadium)                      5.500     07/01/2020      07/01/2011 A          62,447
----------------------------------------------------------------------------------------------------------------------------
       20,000   Hinesville, GA Leased Hsg. Corp.
                (Regency Park)                                        7.250     01/15/2011      01/15/2011            20,877
----------------------------------------------------------------------------------------------------------------------------
       60,000   Macon-Bibb County, GA Industrial Authority            6.000     05/01/2013      11/01/2007 A          60,093
----------------------------------------------------------------------------------------------------------------------------
       20,000   Macon-Bibb County, GA Industrial Authority            6.100     05/01/2018      11/01/2007 A          20,025
----------------------------------------------------------------------------------------------------------------------------
       15,000   Marietta, GA Devel. Authority (Life College)          5.800     09/01/2019      03/01/2008 A          15,026

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$   1,000,000   McDuffie County, GA County Devel.
                Authority (Temple-Inland)                             6.950%    12/01/2023      09/02/2013 A    $  1,044,760
----------------------------------------------------------------------------------------------------------------------------
      925,000   Northwestern Gwinnett County, GA Facilities
                Corp. COP (Dept. of Motor Vehicle Safety)             5.000     06/15/2021      08/04/2015 B         933,344
----------------------------------------------------------------------------------------------------------------------------
       65,000   Richmond County, GA Devel. Authority
                (International Paper Company)                         5.400     02/01/2023      02/01/2023            65,064
----------------------------------------------------------------------------------------------------------------------------
       50,000   Richmond County, GA Devel. Authority
                (International Paper Company)                         5.800     12/01/2020      12/01/2009 A          50,693
----------------------------------------------------------------------------------------------------------------------------
      145,000   Richmond County, GA Devel. Authority
                (International Paper Company)                         6.250     02/01/2025      02/01/2011 A         150,801
----------------------------------------------------------------------------------------------------------------------------
      215,000   Richmond County, GA Water & Sewer                     5.250     10/01/2022      10/01/2007 A         217,404
----------------------------------------------------------------------------------------------------------------------------
       85,000   Richmond County, GA Water & Sewer                     5.250     10/01/2028      10/01/2007 A          85,938
----------------------------------------------------------------------------------------------------------------------------
       10,000   Rome, GA New Public Hsg. Authority                    5.750     11/01/2010      11/01/2007 A          10,567
----------------------------------------------------------------------------------------------------------------------------
      210,000   Savannah, GA EDA (University Financing
                Foundation)                                           6.750     11/15/2031      11/15/2010 A         222,695
----------------------------------------------------------------------------------------------------------------------------
      100,000   Savannah, GA Res Rec                                  5.000     08/01/2012      02/01/2008 A         100,110
----------------------------------------------------------------------------------------------------------------------------
      535,000   Vienna, GA Water & Sewer (Tyson Foods)                5.625     09/01/2012      09/01/2009 A         537,547
                                                                                                                ------------
                                                                                                                  25,739,028
----------------------------------------------------------------------------------------------------------------------------
HAWAII--1.4%
    6,770,000   HI Airports System 2                                  5.625     07/01/2018      07/01/2011 A       7,088,495
----------------------------------------------------------------------------------------------------------------------------
   14,000,000   HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company) 2                 5.700     07/01/2020      07/01/2010 A      14,667,310
----------------------------------------------------------------------------------------------------------------------------
    2,245,000   HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company) 1                 5.450     11/01/2023      11/01/2007 A       2,256,090
----------------------------------------------------------------------------------------------------------------------------
       75,000   HI Harbor System, Series A                            5.750     07/01/2029      07/01/2010 A          78,712
----------------------------------------------------------------------------------------------------------------------------
    1,015,000   HI HFDC (Single Family Mtg.)                          5.400     07/01/2030      07/01/2010 A       1,035,787
----------------------------------------------------------------------------------------------------------------------------
       90,000   HI HFDC (Single Family Mtg.)                          5.750     07/01/2030      07/01/2009 A          91,397
----------------------------------------------------------------------------------------------------------------------------
      350,000   Kuakini, HI Health System (Kuakini Health
                System/Kuakini Medical Center/Kuakini
                Geriatric Care Obligated Group)                       6.375     07/01/2032      07/01/2012 A         367,479
                                                                                                                ------------
                                                                                                                  25,585,270
----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
      210,000   Boise City, ID COP 1                                  5.600     09/01/2030      03/01/2008 A         215,048
----------------------------------------------------------------------------------------------------------------------------
       50,000   ID Health Facilities Authority (Idaho Elks
                Rehabilitation Hospital)                              5.000     07/15/2008      07/15/2008            50,311
----------------------------------------------------------------------------------------------------------------------------
       85,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.250     07/01/2011      01/01/2010 A          85,949
----------------------------------------------------------------------------------------------------------------------------
      145,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.300     07/01/2027      01/01/2016 A         147,951
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.400     07/01/2018      05/01/2008 B          10,127
----------------------------------------------------------------------------------------------------------------------------
       20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.400     07/01/2020      01/15/2008 B          20,250
----------------------------------------------------------------------------------------------------------------------------
      230,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.550     07/01/2016      07/01/2008 A         234,556
----------------------------------------------------------------------------------------------------------------------------
       30,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.600     07/01/2021      01/01/2012 A          30,569
----------------------------------------------------------------------------------------------------------------------------
      345,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.625     07/01/2015      07/01/2009 A         352,207

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
IDAHO Continued
$      15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.750%    07/01/2016      07/01/2009 A    $     15,117
----------------------------------------------------------------------------------------------------------------------------
       45,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         6.000     07/01/2029      07/01/2009 A          45,844
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         6.050     01/01/2026      01/01/2009 A          10,135
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         6.350     07/01/2016      01/01/2008 A          10,101
----------------------------------------------------------------------------------------------------------------------------
        5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
                Series F                                              6.050     07/01/2009      01/01/2008 B           5,093
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
                Series H-2                                            6.200     07/01/2028      11/15/2007 B          10,056
----------------------------------------------------------------------------------------------------------------------------
      120,000   ID Hsg. Agency (Single Family Mtg.)                   6.450     07/01/2027      01/01/2008 A         122,562
----------------------------------------------------------------------------------------------------------------------------
       20,000   ID Hsg. Agency (Single Family Mtg.)                   6.700     07/01/2027      01/01/2008 A          20,496
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. Agency (Single Family Mtg.), Series A         6.125     07/01/2026      01/01/2008 C          10,212
----------------------------------------------------------------------------------------------------------------------------
      150,000   ID Water Resource Board
                (United Waterworks)                                   5.300     08/01/2027      02/01/2008 A         150,113
----------------------------------------------------------------------------------------------------------------------------
       25,000   Malad, ID Water                                       5.500     03/01/2014      03/01/2008 A          25,176
----------------------------------------------------------------------------------------------------------------------------
    2,395,000   Pocatello, ID Devel. Authority Revenue
                Allocation Tax Increment, Series A                    5.500     08/01/2017      02/08/2014 B       2,365,302
                                                                                                                ------------
                                                                                                                   3,937,175
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.3%
      850,000   Bedford Park, IL Tax                                  5.125     12/30/2018      01/11/2018 C         844,195
----------------------------------------------------------------------------------------------------------------------------
      680,000   Bryant, IL Pollution Control
                (Central Illinois Light Company)                      5.900     08/01/2023      02/01/2008 A         685,766
----------------------------------------------------------------------------------------------------------------------------
       25,000   Bryant, IL Pollution Control
                (Central Illinois Light Company)                      5.900     08/01/2023      02/01/2008 A          25,045
----------------------------------------------------------------------------------------------------------------------------
      715,000   Bryant, IL Pollution Control
                (Central Illinois Light Company)                      5.900     08/01/2023      02/01/2008 A         723,194
----------------------------------------------------------------------------------------------------------------------------
      125,000   Chatham Area, IL Public Library District              6.300     02/01/2010      02/01/2008 A         126,124
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Chicago, IL (Single Family Mtg.)                      5.350     06/01/2043      10/03/2016 B       6,331,680
----------------------------------------------------------------------------------------------------------------------------
    1,330,000   Chicago, IL (Single Family Mtg.)                      5.500     10/01/2020      04/01/2013 A       1,341,478
----------------------------------------------------------------------------------------------------------------------------
    6,850,000   Chicago, IL (Single Family Mtg.) 1                    5.500     06/01/2038      02/08/2019 B       7,313,677
----------------------------------------------------------------------------------------------------------------------------
    1,120,000   Chicago, IL (Single Family Mtg.)                      5.750     04/01/2035      10/01/2016 A       1,136,576
----------------------------------------------------------------------------------------------------------------------------
    5,920,000   Chicago, IL (Single Family Mtg.)                      5.750     12/01/2042      11/01/2016 B       6,474,408
----------------------------------------------------------------------------------------------------------------------------
      245,000   Chicago, IL (Single Family Mtg.)                      6.300     09/01/2029      09/01/2013 A         255,978
----------------------------------------------------------------------------------------------------------------------------
    3,970,000   Chicago, IL (Single Family Mtg.), Series A            5.700     12/01/2042      10/01/2016 B       4,338,218
----------------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL Board of Education
                (Chicago School Reform)                               5.250     12/01/2030      12/01/2007 A          51,130
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chicago, IL Metropolitan Hsg. Devel. Corp.            6.850     07/01/2022      01/01/2008 A          25,660
----------------------------------------------------------------------------------------------------------------------------
       65,000   Chicago, IL Midway Airport, Series A                  5.000     01/01/2028      01/01/2011 A          65,383
----------------------------------------------------------------------------------------------------------------------------
       55,000   Chicago, IL Midway Airport, Series A                  5.100     01/01/2031      01/01/2012 A          55,393
----------------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL Midway Airport, Series A                  5.125     01/01/2026      01/01/2012 A          50,712
----------------------------------------------------------------------------------------------------------------------------
      910,000   Chicago, IL Midway Airport, Series A                  5.125     01/01/2031      01/01/2011 A         915,751
----------------------------------------------------------------------------------------------------------------------------
      335,000   Chicago, IL Midway Airport, Series A                  5.125     01/01/2035      01/01/2011 A         336,719
----------------------------------------------------------------------------------------------------------------------------
   12,950,000   Chicago, IL Midway Airport, Series A                  5.500     01/01/2029      01/01/2008 A      13,097,242

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     565,000   Chicago, IL Midway Airport, Series B                  5.625%    01/01/2029      01/01/2008 A    $    571,260
----------------------------------------------------------------------------------------------------------------------------
      320,000   Chicago, IL Midway Airport, Series B                  5.750     01/01/2022      01/01/2008 A         323,590
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chicago, IL Multifamily Hsg.
                (Archer Courts Apartments)                            5.500     12/20/2019      11/20/2011 A          25,681
----------------------------------------------------------------------------------------------------------------------------
       75,000   Chicago, IL Multifamily Hsg.
                (Hearts United Apartments)                            5.600     01/01/2041      01/01/2016 A          76,117
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chicago, IL Multifamily Hsg.
                (St. Edmund's Village)                                6.125     09/20/2024      09/20/2010 A          25,862
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Chicago, IL O'Hare International Airport 2            5.750     01/01/2023      01/01/2014 A       8,557,560
----------------------------------------------------------------------------------------------------------------------------
       60,000   Chicago, IL O'Hare International Airport
                (General Airport)                                     5.250     01/01/2030      01/01/2014 A          61,310
----------------------------------------------------------------------------------------------------------------------------
       60,000   Chicago, IL O'Hare International Airport
                (General Airport)                                     5.250     01/01/2034      01/01/2014 A          61,115
----------------------------------------------------------------------------------------------------------------------------
       15,000   Chicago, IL O'Hare International Airport
                (General Airport)                                     5.500     01/01/2011      01/01/2008 A          15,313
----------------------------------------------------------------------------------------------------------------------------
        5,000   Chicago, IL O'Hare International Airport
                (General Airport), Series A                           5.250     01/01/2023      01/01/2012 A           5,148
----------------------------------------------------------------------------------------------------------------------------
      715,000   Chicago, IL O'Hare International Airport
                (General Airport), Series A                           5.375     01/01/2032      01/01/2012 A         726,068
----------------------------------------------------------------------------------------------------------------------------
      205,000   Chicago, IL O'Hare International Airport
                (General Airport), Series A                           5.500     01/01/2016      01/01/2008 A         208,206
----------------------------------------------------------------------------------------------------------------------------
       30,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.100     01/01/2026      01/01/2012 A          30,398
----------------------------------------------------------------------------------------------------------------------------
      185,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.250     01/01/2032      01/01/2012 A         187,518
----------------------------------------------------------------------------------------------------------------------------
       15,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.350     01/01/2026      01/01/2012 A          15,366
----------------------------------------------------------------------------------------------------------------------------
       40,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.375     01/01/2032      01/01/2012 A          40,838
----------------------------------------------------------------------------------------------------------------------------
    4,030,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge) 1                         5.600     01/01/2010      01/01/2008 A       4,049,183
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge) 1                         5.625     01/01/2012      01/01/2008 A       1,004,820
----------------------------------------------------------------------------------------------------------------------------
       85,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.625     01/01/2015      01/01/2008 A          85,410
----------------------------------------------------------------------------------------------------------------------------
       65,000   Greenville, IL Educational Facilities Authority
                (Greenville College)                                  6.000     12/01/2009      12/01/2007 A          65,074
----------------------------------------------------------------------------------------------------------------------------
   12,280,000   Hodgkins, IL Environmental Improvement
                (Metropolitan Biosolids Management) 1                 6.000     11/01/2015      11/01/2008 A      12,543,283
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Devel. Finance Authority
                (Community Rehabilitation Providers)                  5.700     07/01/2019      07/01/2008 A          25,391
----------------------------------------------------------------------------------------------------------------------------
       20,000   IL Devel. Finance Authority
                (Community Rehabilitation Providers)                  6.050     07/01/2019      01/01/2008 A          20,255

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   2,540,000   IL Devel. Finance Authority (Olin Corp.)              6.750%    03/01/2016      04/01/2013 A    $  2,673,604
----------------------------------------------------------------------------------------------------------------------------
       15,000   IL Devel. Finance Authority (Watseka)                 5.750     01/01/2016      01/01/2008 A          15,026
----------------------------------------------------------------------------------------------------------------------------
      225,000   IL Devel. Finance Authority Gas Supply
                (North Shore Gas Company)                             5.000     12/01/2028      12/01/2007 A         225,068
----------------------------------------------------------------------------------------------------------------------------
      340,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)             5.700     08/15/2026      02/15/2008 A         340,377
----------------------------------------------------------------------------------------------------------------------------
   14,000,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company) 1           5.950     08/15/2026      12/01/2007 A      14,040,180
----------------------------------------------------------------------------------------------------------------------------
      335,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                              5.400     03/01/2028      03/01/2008 A         335,389
----------------------------------------------------------------------------------------------------------------------------
      905,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company) 1                            5.700     02/01/2024      02/01/2008 A         916,774
----------------------------------------------------------------------------------------------------------------------------
      240,000   IL Devel. Finance Authority Water Facilities
                (Illinois-American Water Company)                     5.150     08/01/2023      02/01/2008 A         240,086
----------------------------------------------------------------------------------------------------------------------------
      180,000   IL Devel. Finance Authority Water Facilities
                (Northern Illinois Water Company)                     5.000     02/01/2028      02/01/2008 A         180,023
----------------------------------------------------------------------------------------------------------------------------
      285,000   IL Devel. Finance Authority Water Facilities
                (Northern Illinois Water Company)                     5.500     12/01/2026      12/01/2007 A         285,294
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Educational Facilities Authority
                (Robert Morris College)                               5.375     06/01/2015      12/01/2007 A          50,149
----------------------------------------------------------------------------------------------------------------------------
      620,000   IL Finance Authority (Beacon Hill)                    5.000     02/15/2012      02/15/2012           616,119
----------------------------------------------------------------------------------------------------------------------------
      385,000   IL Finance Authority (Beacon Hill)                    5.250     02/15/2014      02/15/2014           385,062
----------------------------------------------------------------------------------------------------------------------------
    2,280,000   IL GO                                                 5.250     12/01/2020      12/01/2007 A       2,286,293
----------------------------------------------------------------------------------------------------------------------------
       20,000   IL Health Facilities Authority
                (Advocate Health)                                     5.875     08/15/2022      02/15/2008 A          20,425
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Health Facilities Authority
                (Holy Family Medical Center)                          5.125     08/15/2017      08/15/2008 A          25,266
----------------------------------------------------------------------------------------------------------------------------
    8,575,000   IL Health Facilities Authority
                (OSF Healthcare System) 7                             6.250     11/15/2031      10/11/2007 D       8,575,000
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Health Facilities Authority
                (Sarah Bush Lincoln Health Center)                    6.000     02/15/2026      08/15/2008 A          50,378
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Health Facilities Authority
                (Sherman Health System)                               5.250     08/01/2027      02/01/2008 A          25,595
----------------------------------------------------------------------------------------------------------------------------
       85,000   IL Health Facilities Authority
                (West Suburban Hospital Medical Center)               5.750     07/01/2020      07/01/2009 A          89,021
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.400     08/01/2016      08/01/2009 A          50,967
----------------------------------------------------------------------------------------------------------------------------
      210,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.500     08/01/2026      03/15/2009 B         214,895
----------------------------------------------------------------------------------------------------------------------------
    1,105,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.500     08/01/2028      05/01/2010 A       1,118,835
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.550     02/01/2009      08/01/2008 A          25,277
----------------------------------------------------------------------------------------------------------------------------
       95,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.600     08/01/2027      02/01/2012 A          97,212
----------------------------------------------------------------------------------------------------------------------------
       15,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.600     08/01/2032      08/01/2011 A          15,271
----------------------------------------------------------------------------------------------------------------------------
       10,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.650     08/01/2031      07/01/2010 A          10,147

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      20,000   IL Hsg. Devel. Authority
                (Multifamily Program), Series 3                       6.050%    09/01/2010      03/01/2008 A    $     20,310
----------------------------------------------------------------------------------------------------------------------------
       60,000   IL Hsg. Devel. Authority
                (Multifamily Program), Series 3                       6.200     09/01/2023      03/01/2008 A          60,565
----------------------------------------------------------------------------------------------------------------------------
        5,000   IL Hsg. Devel. Authority
                (Multifamily Program), Series 5                       6.650     09/01/2014      03/01/2008 A           5,006
----------------------------------------------------------------------------------------------------------------------------
        5,000   IL Hsg. Devel. Authority, Series A-2                  5.625     08/01/2033      02/01/2012 A           5,010
----------------------------------------------------------------------------------------------------------------------------
      200,000   IL Hsg. Devel. Authority, Series C-2                  5.250     08/01/2022      08/01/2012 A         203,272
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Metropolitan Pier & Exposition Authority           5.250     06/15/2012      12/15/2007 A          50,051
----------------------------------------------------------------------------------------------------------------------------
    8,400,000   IL Metropolitan Pier & Exposition Authority           5.375     06/01/2014      12/01/2007 A       8,494,836
----------------------------------------------------------------------------------------------------------------------------
      565,000   IL Metropolitan Pier & Exposition Authority           6.500     06/15/2027      12/15/2007 A         569,322
----------------------------------------------------------------------------------------------------------------------------
       15,000   IL Metropolitan Pier & Exposition Authority           6.500     06/15/2027      12/15/2007 A          15,028
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Sales Tax                                          5.000     06/15/2016      12/15/2007 A          25,152
----------------------------------------------------------------------------------------------------------------------------
    2,795,000   IL Sales Tax                                          5.250     06/15/2018      12/15/2007 A       2,804,783
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Sales Tax, Series U                                5.000     06/15/2012      06/15/2008 A          25,027
----------------------------------------------------------------------------------------------------------------------------
      530,000   Joliet, IL GO                                         6.250     01/01/2011      01/01/2008 A         530,345
----------------------------------------------------------------------------------------------------------------------------
       45,000   Lake County, IL HFC, Series A                         6.800     05/01/2023      11/01/2007 A          45,066
----------------------------------------------------------------------------------------------------------------------------
    4,510,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                           5.500     01/01/2020      01/01/2016 A       4,696,263
----------------------------------------------------------------------------------------------------------------------------
    4,260,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                           5.500     01/01/2025      01/01/2016 A       4,363,220
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                           5.500     01/01/2030      01/01/2016 A       6,080,880
----------------------------------------------------------------------------------------------------------------------------
   19,335,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel) 1                         5.500     01/01/2036      01/01/2016 A      19,505,535
----------------------------------------------------------------------------------------------------------------------------
       45,000   Rockford, IL (Faust Landmark Apartments)              6.750     01/01/2018      01/01/2008 A          46,398
----------------------------------------------------------------------------------------------------------------------------
      150,000   Southwestern IL Devel. Authority
                (Illinois-American Water Company)                     5.000     02/01/2028      02/01/2008 A         150,020
----------------------------------------------------------------------------------------------------------------------------
      255,000   Southwestern IL Devel. Authority
                (Illinois-American Water Company)                     5.100     06/01/2029      06/01/2008 A         255,485
----------------------------------------------------------------------------------------------------------------------------
       20,000   Southwestern IL Devel. Authority
                (Meridian Village Assoc.)                             5.250     08/20/2023      08/20/2010 A          20,329
----------------------------------------------------------------------------------------------------------------------------
       50,000   Will-Kankakee, IL Regional Devel. Authority
                (Consumers Illinois Water Company)                    5.400     09/01/2030      09/01/2009 A          50,623
                                                                                                                ------------
                                                                                                                 153,849,354
----------------------------------------------------------------------------------------------------------------------------
INDIANA--0.2%
       30,000   Fort Wayne, IN Sewage Works                           5.000     08/01/2012      02/01/2008 A          30,033
----------------------------------------------------------------------------------------------------------------------------
       60,000   Frankfort, IN Middle Schools Building Corp.           5.500     07/10/2010      01/10/2008 A          60,689
----------------------------------------------------------------------------------------------------------------------------
      225,000   IN Devel. Finance Authority (USX Corp.) 1             6.150     07/15/2022      01/15/2008 A         229,788
----------------------------------------------------------------------------------------------------------------------------
      240,000   IN Devel. Finance Authority (USX Corp.) 1             6.250     07/15/2030      01/15/2008 A         245,126
----------------------------------------------------------------------------------------------------------------------------
       30,000   IN Health Facility Financing Authority
                (Community Hospital of Anderson)                      6.000     01/01/2014      01/01/2008 A          30,538

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$     570,000   IN Health Facility Financing Authority
                (Kings Daughters Hospital Assoc.) 1                   5.625%    08/15/2027      02/15/2008 A    $    577,302
----------------------------------------------------------------------------------------------------------------------------
       15,000   IN HFA                                                6.100     07/01/2022      01/01/2009 A          15,143
----------------------------------------------------------------------------------------------------------------------------
       30,000   IN HFA (Single Family Mtg.)                           5.250     07/01/2023      02/15/2008 B          30,414
----------------------------------------------------------------------------------------------------------------------------
       35,000   IN HFA (Single Family Mtg.)                           5.375     01/01/2023      01/01/2010 A          35,326
----------------------------------------------------------------------------------------------------------------------------
       10,000   IN HFA (Single Family Mtg.)                           5.600     07/01/2021      01/01/2011 A          10,211
----------------------------------------------------------------------------------------------------------------------------
       15,000   IN HFA (Single Family Mtg.)                           6.000     07/01/2019      01/01/2009 A          15,133
----------------------------------------------------------------------------------------------------------------------------
      490,000   IN Hsg. & Community Devel. Authority
                (Single Family Mtg.)                                  5.250     01/01/2037      03/15/2012 B         517,602
----------------------------------------------------------------------------------------------------------------------------
      255,000   IN Municipal Power Agency, Series A                   5.300     01/01/2023      01/01/2008 A         257,619
----------------------------------------------------------------------------------------------------------------------------
       60,000   Lake County, IN Redevel. Authority                    6.450     02/01/2011      02/01/2008 A          60,058
----------------------------------------------------------------------------------------------------------------------------
      840,000   Madison County, IN Hospital Authority
                (Community Hospital of Anderson) 1                    8.000     01/01/2014      01/01/2008 A         844,998
----------------------------------------------------------------------------------------------------------------------------
       40,000   New Albany, IN Hospital Facilities (Mercy
                Health System)                                        5.625     01/01/2027      10/01/2008 A          40,726
----------------------------------------------------------------------------------------------------------------------------
       25,000   Perry County, IN Redevel. Authority                   6.000     02/01/2012      02/01/2008 A          25,035
----------------------------------------------------------------------------------------------------------------------------
       20,000   South Bend, IN Redevel. Auth. (Morris
                Performing Arts)                                      5.100     02/01/2017      08/01/2008 A          20,012
----------------------------------------------------------------------------------------------------------------------------
       15,000   St. Joseph County, IN Educational Facilities
                (University of Notre Dame)                            5.000     03/01/2027      03/01/2008 A          15,032
                                                                                                                ------------
                                                                                                                   3,060,785
----------------------------------------------------------------------------------------------------------------------------
IOWA--2.3%
      100,000   Cedar Rapids, IA GO                                   5.000     06/01/2011      12/01/2007 A         100,112
----------------------------------------------------------------------------------------------------------------------------
       40,000   Council Bluffs, IA Pollution Control
                (Midwest Power Systems)                               5.950     05/01/2023      11/01/2007 A          40,461
----------------------------------------------------------------------------------------------------------------------------
       80,000   Des Moines, IA Area Community College                 5.500     06/01/2008      12/01/2007 A          80,250
----------------------------------------------------------------------------------------------------------------------------
       15,000   Des Moines, IA Aviation System, Series B              5.125     07/01/2018      07/01/2008 A          15,085
----------------------------------------------------------------------------------------------------------------------------
    5,130,000   IA Finance Authority (Single Family Mtg.) 1           5.500     07/01/2036      05/15/2012 B       5,440,006
----------------------------------------------------------------------------------------------------------------------------
       30,000   IA Finance Authority
                (Trinity Regional Hospital)                           5.500     07/01/2022      01/01/2008 A          30,642
----------------------------------------------------------------------------------------------------------------------------
      800,000   IA Finance Authority Retirement Community
                (Friendship Haven) 1                                  5.250     11/15/2014      11/26/2013 C         800,104
----------------------------------------------------------------------------------------------------------------------------
       75,000   IA Student Loan Liquidity Corp.                       6.125     12/01/2011      12/01/2007 A          75,133
----------------------------------------------------------------------------------------------------------------------------
   37,420,000   IA Tobacco Settlement Authority                       0.000 6   06/01/2034      06/01/2017 C      35,020,255
----------------------------------------------------------------------------------------------------------------------------
       20,000   Polk County, IA GO                                    5.000     06/01/2013      12/01/2007 A          20,022
----------------------------------------------------------------------------------------------------------------------------
      170,000   Poweshiek, IA Water Assoc.                            5.400     03/01/2024      03/01/2009 A         174,002
----------------------------------------------------------------------------------------------------------------------------
       30,000   Salix, IA Pollution Control
                (Northwestern Public Service Company)                 5.900     06/01/2023      12/01/2007 A          30,308
----------------------------------------------------------------------------------------------------------------------------
       15,000   University of Northern IA (Academic Building)         5.100     07/01/2009      01/01/2008 A          15,017
                                                                                                                ------------
                                                                                                                  41,841,397

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
KANSAS--5.4%
$      15,000   Kansas City, KS Mtg. Revenue                          7.000%    12/01/2011      12/01/2007 A    $     15,028
----------------------------------------------------------------------------------------------------------------------------
       65,000   KS Devel. Finance Authority Health Facilities
                (St. Lukes/Shawnee Mission Health System)             5.375     11/15/2026      11/15/2007 A          65,985
----------------------------------------------------------------------------------------------------------------------------
      115,000   La Cygne, KS Pollution Control
                (Kansas Gas & Electric Company)                       5.100     03/01/2023      03/01/2008 A         115,118
----------------------------------------------------------------------------------------------------------------------------
      700,000   Pittsburgh, KS Transportation Devel. District
                (N. Broadway-Pittsburgh Town Center)                  4.800     04/01/2027      08/18/2020 C         647,577
----------------------------------------------------------------------------------------------------------------------------
    9,840,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.) 2                                5.250     12/01/2038      06/08/2016 B      10,328,802
----------------------------------------------------------------------------------------------------------------------------
    8,855,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.250     12/01/2038      08/15/2017 C       9,293,588
----------------------------------------------------------------------------------------------------------------------------
    2,865,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.300     12/01/2028      01/01/2014 B       3,005,242
----------------------------------------------------------------------------------------------------------------------------
      500,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.469 3   12/01/2029      06/01/2011 A         146,945
----------------------------------------------------------------------------------------------------------------------------
    3,455,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.500     12/01/2037      12/01/2015 A       3,625,573
----------------------------------------------------------------------------------------------------------------------------
    4,000,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.550     06/01/2037      06/01/2018 A       4,185,320
----------------------------------------------------------------------------------------------------------------------------
    8,295,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.550     06/01/2038      02/01/2016 B       8,895,226
----------------------------------------------------------------------------------------------------------------------------
    5,455,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.550     12/01/2038      01/27/2019 B       5,877,817
----------------------------------------------------------------------------------------------------------------------------
      930,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.650     12/01/2036      12/01/2014 A         976,751
----------------------------------------------------------------------------------------------------------------------------
    3,005,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.750     06/01/2036      06/01/2020 A       3,189,958
----------------------------------------------------------------------------------------------------------------------------
    1,955,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.750     12/01/2037      12/01/2019 A       2,115,721
----------------------------------------------------------------------------------------------------------------------------
    2,185,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.750     12/01/2037      12/01/2021 A       2,365,415
----------------------------------------------------------------------------------------------------------------------------
    2,825,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.800     12/01/2036      12/01/2016 A       3,104,393
----------------------------------------------------------------------------------------------------------------------------
   19,000,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.800     12/01/2038      07/15/2017 B      20,708,100
----------------------------------------------------------------------------------------------------------------------------
      120,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.850     06/01/2028      03/15/2011 B         123,542
----------------------------------------------------------------------------------------------------------------------------
    3,235,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.850     12/01/2034      12/01/2013 A       3,481,701
----------------------------------------------------------------------------------------------------------------------------
    1,980,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.850     06/01/2037      06/01/2018 A       2,145,904
----------------------------------------------------------------------------------------------------------------------------
    1,960,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.900     12/01/2034      12/01/2012 A       2,051,963
----------------------------------------------------------------------------------------------------------------------------
    3,240,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.900     12/01/2037      06/01/2017 A       3,524,537

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$   2,625,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.000%    12/01/2034      06/01/2013 A    $  2,773,943
----------------------------------------------------------------------------------------------------------------------------
    4,405,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.125     12/01/2033      06/01/2012 A       4,758,545
----------------------------------------------------------------------------------------------------------------------------
    1,225,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.450     12/01/2033      02/15/2009 B       1,316,471
----------------------------------------------------------------------------------------------------------------------------
      120,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.875     12/01/2026      07/01/2008 B         121,717
----------------------------------------------------------------------------------------------------------------------------
      275,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.950     06/01/2029      03/18/2008 C         288,195
----------------------------------------------------------------------------------------------------------------------------
      745,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  7.600     12/01/2031      12/01/2007 B         757,777
----------------------------------------------------------------------------------------------------------------------------
       15,000   Shawnee, KS Multifamily Hsg.
                (Thomasbrook Apartments)                              5.500     04/01/2024      10/01/2009 A          15,149
                                                                                                                ------------
                                                                                                                 100,022,003
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.1%
       55,000   Jefferson County, KY Health Facilities
                (JHHS/JHP/JHF Obligated Group)                        5.700     01/01/2021      01/01/2008 A          56,181
----------------------------------------------------------------------------------------------------------------------------
       25,000   Jefferson County, KY Health Facilities
                (University Medical Center)                           5.500     07/01/2017      01/01/2008 A          25,283
----------------------------------------------------------------------------------------------------------------------------
      120,000   Kenton County, KY Airport (Delta Airlines) 5,8,9      8.000     12/01/2015      12/01/2015             3,600
----------------------------------------------------------------------------------------------------------------------------
      100,000   Kenton County, KY Airport Board
                (Cincinnati/Northern Kentucky International)          5.750     03/01/2010      03/01/2008 A         100,755
----------------------------------------------------------------------------------------------------------------------------
       35,000   Kenton County, KY Airport Board (Cincinnati/
                Northern Kentucky International)                      5.750     03/01/2013      03/01/2008 A          35,264
----------------------------------------------------------------------------------------------------------------------------
       30,000   KY EDFA (St. Claire Medical Center)                   5.625     09/01/2021      03/01/2008 A          30,043
----------------------------------------------------------------------------------------------------------------------------
       35,000   KY Hsg. Corp.                                         5.300     07/01/2018      07/01/2008 A          35,833
----------------------------------------------------------------------------------------------------------------------------
       15,000   KY Hsg. Corp.                                         5.350     01/01/2021      07/01/2011 A          15,241
----------------------------------------------------------------------------------------------------------------------------
       15,000   KY Hsg. Corp.                                         5.450     07/01/2022      01/01/2012 A          15,308
----------------------------------------------------------------------------------------------------------------------------
       20,000   KY Hsg. Corp., Series C                               5.375     07/01/2027      01/01/2012 A          20,495
----------------------------------------------------------------------------------------------------------------------------
       70,000   KY Infrastructure Authority                           5.700     06/01/2013      12/01/2007 A          70,193
----------------------------------------------------------------------------------------------------------------------------
       30,000   Louisville & Jefferson County, KY
                Metropolitan Sewer District                           5.250     05/15/2027      05/15/2008 A          30,331
----------------------------------------------------------------------------------------------------------------------------
    1,285,000   Louisville & Jefferson County, KY Regional
                Airport Authority (AIRIS Louisville) 1                5.500     03/01/2019      03/01/2010 A       1,294,638
----------------------------------------------------------------------------------------------------------------------------
       15,000   Pike County, KY School District Finance Corp.         5.500     06/01/2016      12/01/2007 A          15,344
                                                                                                                ------------
                                                                                                                   1,748,509
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.5%
       35,000   Caddo Parish, LA Industrial Devel. Board
                (Pennzoil Products Company)                           5.600     12/01/2028      12/01/2010 A          35,584
----------------------------------------------------------------------------------------------------------------------------
      210,000   Calcasieu Parish, LA Industrial Devel. Board
                (ConocoPhillips Holding Co./E.I. Dupont
                de Nemours Obligated Group)                           5.750     12/01/2026      12/01/2007 A         211,760

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      40,000   Calcasieu Parish, LA Industrial Devel.
                Board (Olin Corp.)                                    6.000%    03/01/2008      03/01/2008      $     40,033
----------------------------------------------------------------------------------------------------------------------------
    1,565,000   Calcasieu Parish, LA Industrial Devel.
                Board (Olin Corp.) 1                                  6.625     02/01/2016      04/01/2010 A       1,629,102
----------------------------------------------------------------------------------------------------------------------------
      650,000   Calcasieu Parish, LA Public Trust Authority           5.000     04/01/2028      03/22/2009 B         661,505
----------------------------------------------------------------------------------------------------------------------------
      190,000   De Soto Parish, LA Environmental
                Improvement (International Paper Company)             5.600     11/01/2022      11/01/2009 A         191,235
----------------------------------------------------------------------------------------------------------------------------
       35,000   De Soto Parish, LA Environmental
                Improvement (International Paper Company)             6.375     05/01/2025      05/01/2011 A          36,638
----------------------------------------------------------------------------------------------------------------------------
       50,000   East Baton Rouge, LA Mtg. Finance
                Authority (GNMA & FNMA Mtg.)                          5.600     04/01/2022      04/01/2009 A          50,359
----------------------------------------------------------------------------------------------------------------------------
       20,000   East Baton Rouge, LA Mtg. Finance
                Authority (GNMA & FNMA Mtg.)                          5.700     10/01/2033      10/01/2007 A          20,154
----------------------------------------------------------------------------------------------------------------------------
       40,000   East Baton Rouge, LA Mtg. Finance
                Authority (Single Family Mtg.)                        5.500     10/01/2025      10/01/2007 A          40,014
----------------------------------------------------------------------------------------------------------------------------
       40,000   East Baton Rouge, LA Mtg. Finance
                Authority (Single Family Mtg.)                        6.350     10/01/2028      10/01/2007 A          40,407
----------------------------------------------------------------------------------------------------------------------------
       25,000   Hammond, LA Industrial Devel. Board
                (Albertson's)                                         6.300     11/01/2008      11/01/2008            24,941
----------------------------------------------------------------------------------------------------------------------------
      135,000   Iberville Parish, LA Pollution Control
                (Entergy Gulf States)                                 5.700     01/01/2014      01/01/2014           134,996
----------------------------------------------------------------------------------------------------------------------------
    1,475,000   Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                                  5.550     06/01/2036      11/15/2011 B       1,557,217
----------------------------------------------------------------------------------------------------------------------------
      785,000   Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                                  5.875     12/01/2021      12/01/2012 A         793,062
----------------------------------------------------------------------------------------------------------------------------
      720,000   LA HFA (Malta Square at Sacred Heart)                 6.500     09/01/2038      03/01/2008 A         756,533
----------------------------------------------------------------------------------------------------------------------------
       20,000   LA HFA (Multifamily Hsg.)                             7.100     11/01/2033      11/01/2007 A          20,344
----------------------------------------------------------------------------------------------------------------------------
      305,000   LA HFA (Single Family Mtg.)                           5.800     06/01/2035      12/01/2008 B         310,813
----------------------------------------------------------------------------------------------------------------------------
       10,000   LA HFA (Single Family Mtg.)                           5.900     12/01/2011      03/01/2008 B          10,091
----------------------------------------------------------------------------------------------------------------------------
       25,000   LA HFA (Single Family Mtg.)                           5.900     12/01/2011      12/01/2007 B          25,091
----------------------------------------------------------------------------------------------------------------------------
    1,535,000   LA HFA (Single Family Mtg.)                           6.375     06/01/2033      12/01/2008 B       1,561,694
----------------------------------------------------------------------------------------------------------------------------
    1,005,000   LA HFA (Single Family Mtg.)                           6.400     06/01/2032      10/01/2007 B       1,015,864
----------------------------------------------------------------------------------------------------------------------------
      645,000   LA HFA (Single Family Mtg.)                           7.450     12/01/2031      10/22/2007 B         664,563
----------------------------------------------------------------------------------------------------------------------------
       25,000   LA HFA (St. Dominic Assisted Care)                    6.300     09/01/2015      09/01/2008 A          25,278
----------------------------------------------------------------------------------------------------------------------------
    2,070,000   LA Local Government EF&CD Authority
                (Bellemont Apartments)                                6.000     09/01/2022      09/01/2012 A       2,117,155
----------------------------------------------------------------------------------------------------------------------------
      855,000   LA Local Government EF&CD Authority
                (Oakleigh Apartments)                                 6.000     06/01/2016      07/07/2014 B         967,022
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   LA Public Facilities Authority
                (Centenary College) 1                                 5.625     02/01/2019      02/01/2011 A       7,086,450
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   LA Public Facilities Authority
                (Louisiana Water Company)                             5.450     02/01/2013      02/01/2008 A       6,033,120

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$     245,000   LA Public Facilities Authority
                (Touro Infirmary)                                     5.625%    08/15/2029      08/15/2010 A    $    247,379
----------------------------------------------------------------------------------------------------------------------------
   10,355,000   LA Tobacco Settlement Financing
                Corp. (TASC)                                          5.875     05/15/2039      09/27/2016 C      10,236,746
----------------------------------------------------------------------------------------------------------------------------
   24,320,000   LA Tobacco Settlement Financing Corp.
                (TASC), Series B                                      5.500     05/15/2030      05/10/2011 B      24,302,733
----------------------------------------------------------------------------------------------------------------------------
       30,000   New Orleans, LA Aviation Board                        5.450     10/01/2027      10/01/2007 A          30,457
----------------------------------------------------------------------------------------------------------------------------
       15,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           5.500     09/01/2014      03/01/2008 A          15,017
----------------------------------------------------------------------------------------------------------------------------
       50,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           5.700     09/01/2012      03/01/2008 A          50,071
----------------------------------------------------------------------------------------------------------------------------
      150,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           6.000     09/01/2018      03/01/2008 A         150,207
----------------------------------------------------------------------------------------------------------------------------
      250,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           6.000     09/01/2019      03/01/2008 A         250,373
----------------------------------------------------------------------------------------------------------------------------
       25,000   New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                    5.250     07/15/2011      07/15/2008 A          25,033
----------------------------------------------------------------------------------------------------------------------------
      175,000   New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial) 1                                  5.600     07/15/2025      01/15/2008 A         175,266
----------------------------------------------------------------------------------------------------------------------------
       30,000   New Orleans, LA Finance Authority
                (Single Family Mtg.)                                  5.350     12/01/2028      08/20/2008 B          30,354
----------------------------------------------------------------------------------------------------------------------------
       10,000   New Orleans, LA Finance Authority
                (Single Family Mtg.), Series B-2                      6.050     12/01/2026      12/01/2009 A          10,183
----------------------------------------------------------------------------------------------------------------------------
    2,225,000   New Orleans, LA HDC (Southwood Patio)                 7.700     02/01/2022      02/01/2008 A       2,261,891
----------------------------------------------------------------------------------------------------------------------------
        5,000   New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                  6.000     12/01/2021      12/01/2008 A           5,088
----------------------------------------------------------------------------------------------------------------------------
      205,000   New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                  6.300     06/01/2028      12/01/2007 A         207,364
----------------------------------------------------------------------------------------------------------------------------
       30,000   New Orleans, LA Sewage Service                        5.400     06/01/2017      12/01/2007 A          30,330
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orleans Parish, LA Parishwide School District         5.000     09/01/2014      03/01/2008 A          15,014
----------------------------------------------------------------------------------------------------------------------------
       70,000   Orleans Parish, LA Parishwide School District         5.000     09/01/2015      03/01/2008 A          70,058
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orleans Parish, LA Parishwide School District         5.125     09/01/2021      03/01/2008 A          15,049
----------------------------------------------------------------------------------------------------------------------------
       50,000   Orleans Parish, LA Parishwide School District         5.300     09/01/2014      03/01/2008 A          50,058
----------------------------------------------------------------------------------------------------------------------------
      170,000   Orleans Parish, LA Parishwide School District         5.375     09/01/2017      03/01/2008 A         170,168
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orleans Parish, LA School Board                       5.300     09/01/2012      03/01/2008 A          15,019
----------------------------------------------------------------------------------------------------------------------------
      110,000   Orleans Parish, LA School Board                       5.300     09/01/2013      03/01/2008 A         110,134
----------------------------------------------------------------------------------------------------------------------------
      125,000   Orleans Parish, LA School Board, Series B             5.200     02/01/2014      02/01/2008 A         125,135
----------------------------------------------------------------------------------------------------------------------------
       20,000   Shreveport, LA Airport, Series A                      5.375     01/01/2028      01/01/2010 A          20,292
----------------------------------------------------------------------------------------------------------------------------
      340,000   Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                                  6.100     08/01/2019      12/26/2015 C         332,523
----------------------------------------------------------------------------------------------------------------------------
       15,000   Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                                  6.125     08/01/2010      08/15/2009 C          14,998
----------------------------------------------------------------------------------------------------------------------------
       45,000   Slidell, LA Utilities                                 5.550     04/01/2016      10/01/2007 A          45,504

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      30,000   St. John Baptist Parish, LA (USX Corp.)               5.350%    12/01/2013      12/01/2008 A    $     30,549
----------------------------------------------------------------------------------------------------------------------------
       25,000   Tangipahoa Parish, LA School Board
                Sales & Use Tax                                       5.350     03/15/2010      11/01/2007 A          25,031
                                                                                                                ------------
                                                                                                                  65,129,049
----------------------------------------------------------------------------------------------------------------------------
MAINE--0.3%
    1,800,000   Jay, ME Environmental Improvement
                (International Paper Company) 1                       6.250     09/01/2023      09/01/2009 A       1,864,620
----------------------------------------------------------------------------------------------------------------------------
      345,000   Jay, ME Solid Waste Disposal
                (International Paper Company)                         5.125     06/01/2018      06/01/2018           339,273
----------------------------------------------------------------------------------------------------------------------------
       25,000   Jay, ME Solid Waste Disposal
                (International Paper Company)                         6.200     09/01/2019      09/01/2009 A          26,025
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   ME Finance Authority Solid Waste
                Recycling Facilities (Great Northern Paper) 1         7.750     10/01/2022      10/01/2007 A       2,014,520
----------------------------------------------------------------------------------------------------------------------------
        5,000   ME H&HEFA, Series A                                   5.875     07/01/2025      01/01/2008 A           5,008
----------------------------------------------------------------------------------------------------------------------------
       15,000   ME H&HEFA, Series A                                   6.000     07/01/2024      01/01/2008 A          15,029
----------------------------------------------------------------------------------------------------------------------------
       20,000   ME Hsg. Authority                                     5.150     11/15/2022      05/15/2012 A          20,241
----------------------------------------------------------------------------------------------------------------------------
      140,000   ME Hsg. Authority Mtg., Series B                      5.500     11/15/2014      05/15/2009 A         142,293
----------------------------------------------------------------------------------------------------------------------------
       20,000   ME Hsg. Authority, Series A-2                         5.250     11/15/2032      01/15/2011 A          20,073
----------------------------------------------------------------------------------------------------------------------------
       50,000   ME Hsg. Authority, Series C                           5.450     11/15/2023      05/15/2009 A          50,401
----------------------------------------------------------------------------------------------------------------------------
       90,000   ME Hsg. Authority, Series D-1                         5.250     11/15/2015      11/15/2007 B          90,514
----------------------------------------------------------------------------------------------------------------------------
       50,000   ME Municipal Bond Bank                                5.300     11/01/2018      11/01/2007 A          50,570
----------------------------------------------------------------------------------------------------------------------------
       15,000   ME Municipal Bond Bank, Series B                      5.850     11/01/2020      12/01/2007 A          15,027
----------------------------------------------------------------------------------------------------------------------------
      100,000   ME Municipal Bond Bank, Series D                      6.300     11/01/2014      11/01/2007 A         100,217
                                                                                                                ------------
                                                                                                                   4,753,811
----------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.3%
       65,000   Baltimore, MD Port Facilities
                (E.I. DuPont de Nemours)                              6.500     10/01/2011      10/01/2007 A          67,811
----------------------------------------------------------------------------------------------------------------------------
      655,000   Baltimore, MD Port Facilities
                (E.I. DuPont de Nemours)                              6.500     10/01/2011      10/01/2007 A         664,163
----------------------------------------------------------------------------------------------------------------------------
       90,000   MD Community Devel. People's
                Resource Center (Residential)                         5.150     03/01/2018      03/01/2011 A          91,349
----------------------------------------------------------------------------------------------------------------------------
      220,000   MD Community Devel. People's
                Resource Center (Residential)                         5.250     09/01/2029      03/01/2011 A         221,599
----------------------------------------------------------------------------------------------------------------------------
      245,000   MD Community Devel. People's
                Resource Center (Residential)                         5.300     09/01/2023      03/01/2010 A         247,178
----------------------------------------------------------------------------------------------------------------------------
       25,000   MD Community Devel. People's
                Resource Center (Residential)                         5.375     09/01/2024      03/01/2009 A          25,329
----------------------------------------------------------------------------------------------------------------------------
      450,000   MD Community Devel. People's
                Resource Center (Single Family)                       5.125     04/01/2021      04/01/2011 A         454,307
----------------------------------------------------------------------------------------------------------------------------
        5,000   MD Community Devel. People's
                Resource Center, Series C                             5.350     07/01/2041      01/01/2011 A           5,030
----------------------------------------------------------------------------------------------------------------------------
      245,000   MD Community Devel. People's
                Resource Center, Series C                             5.650     07/01/2039      01/01/2009 A         250,620

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$     500,000   MD Community Devel. People's Resource
                Center, Series D                                      6.250%    07/01/2031      01/01/2010 A    $    512,445
----------------------------------------------------------------------------------------------------------------------------
       65,000   MD H&HEFA (Johns Hopkins Hospital)                    5.500     07/01/2026      01/01/2008 A          65,734
----------------------------------------------------------------------------------------------------------------------------
       75,000   MD H&HEFA (Johns Hopkins University)                  5.625     07/01/2027      01/01/2008 A          76,600
----------------------------------------------------------------------------------------------------------------------------
       55,000   MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                          5.500     08/15/2020      02/15/2008 A          55,079
----------------------------------------------------------------------------------------------------------------------------
       10,000   Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.), Series B               6.400     07/01/2028      07/01/2008 A          10,227
----------------------------------------------------------------------------------------------------------------------------
    1,815,000   Montgomery County, MD Hsg. Opportunities
                Commission (Single Family Mtg.)                       5.750     07/01/2029      01/01/2011 B       1,919,417
----------------------------------------------------------------------------------------------------------------------------
       80,000   Prince Georges County, MD Hsg. Authority
                (Langley Gardens Apartments)                          5.750     08/20/2029      08/20/2008 A          81,821
----------------------------------------------------------------------------------------------------------------------------
       15,000   Prince Georges County, MD Hsg. Authority
                (Single Family)                                       6.150     08/01/2019      08/01/2010 A          15,346
                                                                                                                ------------
                                                                                                                   4,764,055
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.4%
       25,000   Concord, MA GO                                        4.900     07/15/2009      01/15/2008 A          25,028
----------------------------------------------------------------------------------------------------------------------------
       35,000   MA Devel. Finance Agency (Curry College)              6.000     03/01/2031      03/01/2009 A          36,061
----------------------------------------------------------------------------------------------------------------------------
       10,000   MA Devel. Finance Agency
                (The Wheeler School)                                  5.500     12/01/2007      12/01/2007            10,013
----------------------------------------------------------------------------------------------------------------------------
    3,900,000   MA Devel. Finance Agency (VOA Ayer)                   6.200     02/20/2046      02/20/2015 A       4,285,788
----------------------------------------------------------------------------------------------------------------------------
    1,315,000   MA Educational Financing Authority                    6.050     12/01/2017      12/01/2009 A       1,362,892
----------------------------------------------------------------------------------------------------------------------------
   10,340,000   MA Educational Financing Authority, Issue E 2         5.300     01/01/2016      07/01/2010 A      10,612,820
----------------------------------------------------------------------------------------------------------------------------
       15,000   MA Educational Financing Authority, Issue E           5.300     01/01/2016      07/01/2010 A          15,396
----------------------------------------------------------------------------------------------------------------------------
    1,660,000   MA Educational Financing Authority, Issue G           5.920     12/01/2014      12/01/2010 A       1,716,490
----------------------------------------------------------------------------------------------------------------------------
    1,065,000   MA Educational Financing Authority, Issue G           6.000     12/01/2016      12/01/2009 A       1,102,808
----------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Beverly Hospital Corp.)                     5.625     07/01/2013      01/01/2008 A          10,015
----------------------------------------------------------------------------------------------------------------------------
       70,000   MA H&EFA (Cape Cod Healthcare)                        5.450     11/15/2023      11/15/2010 A          70,823
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   MA H&EFA (Capital Asset Program) 5,7                  6.500     07/01/2030      10/04/2007 D       7,000,000
----------------------------------------------------------------------------------------------------------------------------
      155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                      5.625     07/01/2020      01/01/2009 A         157,449
----------------------------------------------------------------------------------------------------------------------------
      160,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                      5.700     07/01/2015      01/01/2009 A         164,405
----------------------------------------------------------------------------------------------------------------------------
      700,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                      5.750     07/01/2028      01/01/2009 A         707,686
----------------------------------------------------------------------------------------------------------------------------
   14,100,000   MA H&EFA (Hebrew College) 5,7                         6.500     07/01/2031      10/10/2007 D      14,100,000
----------------------------------------------------------------------------------------------------------------------------
    1,635,000   MA H&EFA (New England Medical Center)                 5.375     07/01/2024      01/01/2008 A       1,636,864
----------------------------------------------------------------------------------------------------------------------------
      180,000   MA H&EFA (Schepens Eye Research Institute)            6.500     07/01/2028      07/01/2009 A         190,888
----------------------------------------------------------------------------------------------------------------------------
      435,000   MA H&EFA (South Shore Hospital)                       5.500     07/01/2020      01/01/2008 A         439,998
----------------------------------------------------------------------------------------------------------------------------
    1,255,000   MA H&EFA (Valley Regional Health System)              5.750     07/01/2018      01/01/2008 A       1,256,757
----------------------------------------------------------------------------------------------------------------------------
    6,890,000   MA HFA (Rental Mtg.)                                  5.250     01/01/2046      07/01/2012 A       6,954,353
----------------------------------------------------------------------------------------------------------------------------
    3,005,000   MA HFA (Rental Mtg.)                                  5.600     01/01/2045      07/01/2012 A       3,125,501

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       5,000   MA HFA, Series 22                                     6.100%    06/01/2016      12/01/2007 A    $      5,005
----------------------------------------------------------------------------------------------------------------------------
      235,000   MA HFA, Series A                                      5.050     06/01/2010      06/01/2008 A         239,011
----------------------------------------------------------------------------------------------------------------------------
      375,000   MA HFA, Series A                                      5.150     12/01/2011      06/01/2008 A         381,218
----------------------------------------------------------------------------------------------------------------------------
       35,000   MA HFA, Series A                                      5.500     07/01/2040      07/01/2010 A          35,286
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   MA HFA, Series A                                      5.550     07/01/2032      07/01/2012 A       1,222,716
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA HFA, Series A                                      6.000     07/01/2041      01/01/2011 A       2,075,080
----------------------------------------------------------------------------------------------------------------------------
       50,000   MA HFA, Series E                                      6.050     07/01/2020      07/01/2009 A          51,680
----------------------------------------------------------------------------------------------------------------------------
    4,260,000   MA HFA, Series H                                      6.650     07/01/2041      07/01/2010 A       4,450,848
----------------------------------------------------------------------------------------------------------------------------
      635,000   MA Industrial Finance Agency
                (Arbors at Taunton)                                   5.300     06/20/2019      06/20/2011 A         652,297
----------------------------------------------------------------------------------------------------------------------------
      265,000   MA Industrial Finance Agency
                (Avon Associates)                                     5.375     04/01/2020      10/01/2007 A         266,187
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Industrial Finance Agency
                (Heights Crossing)                                    6.150     02/01/2035      02/01/2008 A       1,005,290
----------------------------------------------------------------------------------------------------------------------------
    1,720,000   MA Industrial Finance Agency
                (Massachusetts American Water Company)                6.250     12/01/2010      12/01/2007 A       1,725,659
----------------------------------------------------------------------------------------------------------------------------
      930,000   MA Industrial Finance Agency
                (Massachusetts American Water Company)                6.750     12/01/2025      12/01/2007 A         941,495
----------------------------------------------------------------------------------------------------------------------------
    2,130,000   MA Industrial Finance Agency
                (Massachusetts American Water Company)                6.900     12/01/2029      12/01/2007 A       2,159,288
----------------------------------------------------------------------------------------------------------------------------
    1,600,000   MA Industrial Finance Agency
                (TNG Draper Place) 1                                  6.450     08/20/2039      08/20/2008 A       1,702,400
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   MA Port Authority                                     5.100     07/01/2010      01/01/2008 A       1,187,761
----------------------------------------------------------------------------------------------------------------------------
   20,000,000   MA Port Authority (Delta Airlines) 2                  5.500     01/01/2022      01/01/2011 A      20,842,500
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Port Authority (Delta Airlines) 1                  5.500     01/01/2016      01/01/2012 A       1,054,590
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA Port Authority (Delta Airlines)                    5.500     01/01/2017      01/01/2011 A       2,102,920
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Port Authority (Delta Airlines) 1                  5.500     01/01/2019      01/01/2012 A       1,045,220
----------------------------------------------------------------------------------------------------------------------------
       25,000   MA Port Authority (US Airways)                        5.500     09/01/2009      03/01/2008 A          25,282
----------------------------------------------------------------------------------------------------------------------------
      225,000   MA Port Authority (US Airways)                        5.750     09/01/2016      03/01/2008 A         227,581
----------------------------------------------------------------------------------------------------------------------------
      400,000   MA Turnpike Authority, Series A                       5.125     01/01/2023      01/01/2009 A         406,132
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   MA Turnpike Authority, Series A                       5.550     01/01/2017      01/01/2008 A       1,227,182
----------------------------------------------------------------------------------------------------------------------------
      125,000   Weymouth, MA GO                                       5.700     07/15/2011      01/15/2008 A         126,455
                                                                                                                ------------
                                                                                                                 100,141,118
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.8%
       25,000   Detroit, MI GO                                        5.000     04/01/2018      04/01/2008 A          25,392
----------------------------------------------------------------------------------------------------------------------------
      225,000   Detroit, MI Local Devel. Finance Authority
                (Chrysler Corp.)                                      5.375     05/01/2018      05/01/2009 A         227,448
----------------------------------------------------------------------------------------------------------------------------
       25,000   Detroit, MI Water Supply System, Series A             5.000     07/01/2027      01/01/2008 A          25,196
----------------------------------------------------------------------------------------------------------------------------
       30,000   Farmington Hills, MI EDC
                (Botsford General Hospital)                           5.700     02/15/2015      02/15/2008 A          30,043
----------------------------------------------------------------------------------------------------------------------------
      155,000   Flint, MI Hospital Building Authority
                (Hurley Medical Center)                               5.375     07/01/2020      01/23/2019 C         150,325

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      25,000   Kalamazoo, MI (Downtown Devel.)                       6.000%    04/01/2013      10/01/2007 A    $     25,301
----------------------------------------------------------------------------------------------------------------------------
       25,000   Kent County, MI Airport Facility
                (Kent County International Airport)                   5.000     01/01/2021      01/01/2010 A          25,264
----------------------------------------------------------------------------------------------------------------------------
      115,000   Kent County, MI Airport Facility
                (Kent County International Airport)                   5.000     01/01/2028      01/01/2010 A         115,552
----------------------------------------------------------------------------------------------------------------------------
       20,000   MI Higher Education Student Loan Authority            5.400     06/01/2018      06/01/2008 A          20,340
----------------------------------------------------------------------------------------------------------------------------
      250,000   MI Hospital Finance Authority (Detroit
                Medical Center Obligated Group)                       5.250     08/15/2028      08/15/2009 A         249,638
----------------------------------------------------------------------------------------------------------------------------
      560,000   MI Hospital Finance Authority
                (Detroit Sinai Hospital)                              6.000     01/01/2008      01/01/2008           561,400
----------------------------------------------------------------------------------------------------------------------------
       50,000   MI Hospital Finance Authority
                (Holland Community Hospital)                          5.625     01/01/2028      01/01/2008 A          50,907
----------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority
                (St. John Hospital)                                   5.750     05/15/2016      11/15/2007 A          20,049
----------------------------------------------------------------------------------------------------------------------------
    2,050,000   MI Hsg. Devel. Authority (Rental Hsg.) 1              6.100     10/01/2033      10/01/2007 A       2,094,034
----------------------------------------------------------------------------------------------------------------------------
      385,000   MI Hsg. Devel. Authority, Series A                    5.300     10/01/2037      04/01/2011 A         387,137
----------------------------------------------------------------------------------------------------------------------------
    2,930,000   MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                                5.550     04/01/2009      10/01/2007 A       2,932,227
----------------------------------------------------------------------------------------------------------------------------
       25,000   MI Municipal Bond Authority                           7.100     11/01/2014      11/01/2007 A          25,059
----------------------------------------------------------------------------------------------------------------------------
    1,035,000   MI Public Educational Facilities Authority
                (Old Redford Academy)                                 5.000     12/01/2013      01/05/2012 C       1,052,243
----------------------------------------------------------------------------------------------------------------------------
    4,000,000   MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group)                           5.300     06/01/2024      01/24/2022 C       3,972,120
----------------------------------------------------------------------------------------------------------------------------
    4,910,000   MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group)                           5.400     06/01/2028      12/24/2026 C       4,855,990
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark
                Retirement Community Foundation
                Obligated Group)                                      5.650     09/01/2029      09/01/2011 A       1,026,370
----------------------------------------------------------------------------------------------------------------------------
    1,605,000   MI Strategic Fund Limited Obligation
                (Detroit Edison Company)                              5.650     09/01/2029      09/01/2011 A       1,648,592
----------------------------------------------------------------------------------------------------------------------------
      520,000   MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A                        6.550     10/01/2022      10/01/2007 A         520,135
----------------------------------------------------------------------------------------------------------------------------
    1,425,000   MI Strategic Fund Solid Waste
                (S.D. Warren & Company)                               7.375     01/15/2022      01/15/2008 A       1,441,060
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   MI Tobacco Settlement Finance Authority               5.125     06/01/2022      07/12/2013 C       9,718,000
----------------------------------------------------------------------------------------------------------------------------
      750,000   Mount Clemens, MI Hsg. Corp.
                (FHA Section 8), Series A                             6.600     06/01/2022      12/01/2007 A         778,103
----------------------------------------------------------------------------------------------------------------------------
       55,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.000     12/01/2019      12/01/2008 A          55,966
----------------------------------------------------------------------------------------------------------------------------
      865,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.000     12/01/2022      12/01/2010 A         874,169

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     435,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.000%    12/01/2028      12/01/2010 A    $    437,888
----------------------------------------------------------------------------------------------------------------------------
       20,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.250     12/01/2014      12/01/2008 A          20,502
----------------------------------------------------------------------------------------------------------------------------
       25,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.250     12/01/2018      12/01/2008 A          25,522
----------------------------------------------------------------------------------------------------------------------------
       10,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.375     12/01/2015      12/01/2008 A          10,241
----------------------------------------------------------------------------------------------------------------------------
       25,000   Wexford County, MI Water Supply System                5.850     11/01/2012      11/01/2007 A          25,787
                                                                                                                ------------
                                                                                                                  33,428,000
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.1%
      740,000   Mahtomedi, MN Multifamily (Briarcliff)                7.350     06/01/2036      06/01/2008 A         748,340
----------------------------------------------------------------------------------------------------------------------------
       45,000   Minneapolis, MN Multifamily Hsg.
                (Riverside Plaza)                                     5.100     12/20/2018      12/20/2008 A          45,233
----------------------------------------------------------------------------------------------------------------------------
      800,000   MN Agricultural & Economic Devel. Board               7.250     08/01/2020      08/01/2008 A         826,936
----------------------------------------------------------------------------------------------------------------------------
       45,000   MN HEFA (University of St. Thomas)                    5.250     10/01/2034      10/01/2014 A          45,898
----------------------------------------------------------------------------------------------------------------------------
      300,000   MN HFA (Single Family Mtg.)                           5.600     07/01/2013      01/01/2008 A         302,022
                                                                                                                ------------
                                                                                                                   1,968,429
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.6%
    3,000,000   Adams County, MS Environmental
                Improvement (International Paper
                Company) 1                                            6.250     09/01/2023      12/01/2009 A       3,107,700
----------------------------------------------------------------------------------------------------------------------------
       50,000   Biloxi, MS GO                                         5.900     10/01/2019      10/01/2009 A          52,323
----------------------------------------------------------------------------------------------------------------------------
      275,000   Biloxi, MS Hsg. Authority
                (Beauvoir Apartments)                                 6.250     09/01/2031      09/01/2013 A         285,645
----------------------------------------------------------------------------------------------------------------------------
       60,000   Gulfport, MS Hospital Facility
                (Gulfport Memorial Hospital)                          6.125     07/01/2015      01/01/2008 A          60,104
----------------------------------------------------------------------------------------------------------------------------
      300,000   Jackson County, MS Port Improvement                   5.250     05/01/2012      05/01/2008 A         300,642
----------------------------------------------------------------------------------------------------------------------------
      290,000   Jackson County, MS Port Improvement                   5.250     05/01/2013      05/01/2013           290,510
----------------------------------------------------------------------------------------------------------------------------
       15,000   Jackson, MS Municipal Airport Authority               5.100     12/01/2013      12/01/2007 A          15,037
----------------------------------------------------------------------------------------------------------------------------
      355,000   Jones County, MS Solid Waste Disposal
                (International Paper Company)                         5.800     10/01/2021      10/01/2009 A         359,246
----------------------------------------------------------------------------------------------------------------------------
      100,000   MS Business Finance Corp. (Bomaine Corp.)             5.750     05/01/2015      05/01/2009 A         100,862
----------------------------------------------------------------------------------------------------------------------------
   15,660,000   MS Business Finance Corp.
                (System Energy Resources)                             5.875     04/01/2022      10/01/2007 A      15,828,345
----------------------------------------------------------------------------------------------------------------------------
      200,000   MS Devel. Bank Special Obligation                     5.500     07/01/2031      07/01/2011 A         203,508
----------------------------------------------------------------------------------------------------------------------------
       10,000   MS Devel. Bank Special Obligation (Flowood)           5.625     11/01/2019      11/01/2007 A          10,017
----------------------------------------------------------------------------------------------------------------------------
       25,000   MS GO (Mississippi Small Enterprise)                  5.850     07/01/2014      07/01/2008 A          25,022
----------------------------------------------------------------------------------------------------------------------------
    2,750,000   MS Higher Education Assistance Corp.,
                Series C                                              6.750     09/01/2014      03/01/2008 A       2,755,033
----------------------------------------------------------------------------------------------------------------------------
      195,000   MS Higher Education Assistance Corp.,
                Series C                                              7.500     09/01/2009      09/01/2008 A         195,484
----------------------------------------------------------------------------------------------------------------------------
      505,000   MS Home Corp. (Single Family Mtg.)                    5.300     12/01/2023      04/01/2013 A         516,625

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
$   4,190,000   MS Home Corp. (Single Family Mtg.)                    6.350%    06/01/2030      03/05/2009 B    $  4,292,152
----------------------------------------------------------------------------------------------------------------------------
      495,000   MS Home Corp. (Single Family Mtg.)                    6.700     12/01/2029      12/01/2009 A         512,741
----------------------------------------------------------------------------------------------------------------------------
      140,000   MS Home Corp. (Valley State Student Hsg.)             5.200     12/01/2023      12/01/2013 A         140,834
----------------------------------------------------------------------------------------------------------------------------
      105,000   MS Home Corp. (Valley State Student Hsg.)             5.300     12/01/2028      01/08/2027 C         105,244
----------------------------------------------------------------------------------------------------------------------------
       25,000   MS Home Corp., Series A                               6.300     06/01/2031      06/01/2014 A          26,125
----------------------------------------------------------------------------------------------------------------------------
       50,000   MS Small Business Enterprise                          5.700     12/01/2013      12/01/2007 A          50,057
----------------------------------------------------------------------------------------------------------------------------
       20,000   Tupelo, MS GO                                         5.900     08/01/2013      02/01/2008 A          20,132
----------------------------------------------------------------------------------------------------------------------------
    1,075,000   Warren County, MS Environmental
                Improvement (International Paper
                Company)                                              6.250     09/01/2023      09/01/2009 A       1,113,593
                                                                                                                ------------
                                                                                                                  30,366,981
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.9%
       20,000   Bates County, MO Hospital
                (Bates County Memorial Hospital)                      5.700     03/01/2026      03/01/2008 A          20,048
----------------------------------------------------------------------------------------------------------------------------
       15,000   Belton, MO COP                                        5.000     03/01/2018      03/01/2008 A          15,094
----------------------------------------------------------------------------------------------------------------------------
      175,000   Belton, MO Tax Increment
                (Belton Town Center)                                  5.000     03/01/2014      09/06/2013 C         172,774
----------------------------------------------------------------------------------------------------------------------------
      125,000   Belton, MO Tax Increment
                (Belton Town Center)                                  5.125     03/01/2015      03/01/2015           123,290
----------------------------------------------------------------------------------------------------------------------------
      100,000   Belton, MO Tax Increment
                (Belton Town Center)                                  5.250     03/01/2016      03/01/2016            98,891
----------------------------------------------------------------------------------------------------------------------------
    1,375,000   Branson, MO IDA (Branson Hills)                       6.250     05/01/2013      05/05/2011 C       1,448,618
----------------------------------------------------------------------------------------------------------------------------
    4,095,000   Hanley/Eager Road, MO Transportation
                Devel. District 1                                     6.750     12/01/2028      12/01/2010 D       4,100,446
----------------------------------------------------------------------------------------------------------------------------
    3,970,000   Kansas City, MO Special Facilities
                (MCI Overhaul Base) 1                                 5.500     09/01/2020      09/01/2015 A       4,202,205
----------------------------------------------------------------------------------------------------------------------------
    1,170,000   Kansas City, MO Special Facilities
                (MCI Overhaul Base) 1                                 5.625     09/01/2017      09/01/2015 A       1,263,518
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   Kansas City, MO Tax Increment
                (Briarcliff West)                                     5.150     06/01/2016      08/01/2013 B       1,202,496
----------------------------------------------------------------------------------------------------------------------------
      500,000   Kansas City, MO Tax Increment (Maincor)               5.250     03/01/2018      03/21/2016 C         495,040
----------------------------------------------------------------------------------------------------------------------------
      150,000   Lake of the Ozarks, MO Community
                Bridge Corp.                                          5.250     12/01/2026      03/24/2024 C         147,762
----------------------------------------------------------------------------------------------------------------------------
       20,000   Lees Summit, MO Tax
                (Summitwoods Crossing)                                6.250     05/01/2017      05/01/2008 A          20,145
----------------------------------------------------------------------------------------------------------------------------
    1,110,000   Maplewood, MO Tax
                (Maplewood South Redevel.)                            5.200     11/01/2022      09/01/2012 B       1,057,830
----------------------------------------------------------------------------------------------------------------------------
       10,000   MO Environmental Improvement & Energy
                Resources Authority                                   5.100     01/01/2011      01/01/2008 A          10,132
----------------------------------------------------------------------------------------------------------------------------
       35,000   MO Environmental Improvement & Energy
                Resources Authority                                   5.125     01/01/2019      01/01/2008 A          35,463

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$      55,000   MO Environmental Improvement &
                Energy Resources Authority
                (Missouri-American Water Company)                     5.000%    11/01/2028      11/01/2007 A    $     55,009
----------------------------------------------------------------------------------------------------------------------------
      205,000   MO Environmental Improvement &
                Energy Resources Authority
                (Missouri-American Water Company)                     5.900     03/01/2030      03/01/2008 A         209,379
----------------------------------------------------------------------------------------------------------------------------
      105,000   MO Environmental Improvement &
                Energy Resources Authority
                (St. Louis County Water Company)                      5.000     03/01/2029      03/01/2008 A         105,124
----------------------------------------------------------------------------------------------------------------------------
      355,000   MO Environmental Improvement &
                Energy Resources Authority
                (St. Louis County Water Company)                      5.100     03/01/2028      03/01/2008 A         355,082
----------------------------------------------------------------------------------------------------------------------------
       25,000   MO Environmental Improvement &
                Energy Resources Authority
                (Tri County Water Authority)                          5.750     04/01/2019      04/01/2009 A          25,393
----------------------------------------------------------------------------------------------------------------------------
      110,000   MO H&EFA (FHS)                                        5.500     02/15/2024      02/15/2008 A         110,210
----------------------------------------------------------------------------------------------------------------------------
       25,000   MO H&EFA (St. Lukes-Shawnee Mission
                Health System)                                        5.375     11/15/2021      11/15/2007 A          25,384
----------------------------------------------------------------------------------------------------------------------------
       20,000   MO H&EFA (William Woods University)                   5.200     09/01/2029      10/09/2027 C          19,857
----------------------------------------------------------------------------------------------------------------------------
       35,000   MO HDC (Single Family Hsg.)                           6.100     09/01/2024      09/01/2009 A          35,657
----------------------------------------------------------------------------------------------------------------------------
      840,000   MO HDC (Single Family Hsg.)                           6.450     09/01/2029      09/01/2008 A         899,724
----------------------------------------------------------------------------------------------------------------------------
    5,580,000   MO HDC (Single Family Mtg.)                           6.050     03/01/2037      09/01/2015 A       6,000,788
----------------------------------------------------------------------------------------------------------------------------
       10,000   MO HDC (Single Family Mtg.)                           6.200     09/01/2025      11/20/2009 B          10,295
----------------------------------------------------------------------------------------------------------------------------
    5,760,000   MO HDC (Single Family Mtg.)                           6.230     03/01/2032      10/15/2009 B       6,042,586
----------------------------------------------------------------------------------------------------------------------------
       95,000   MO HDC (Single Family Mtg.)                           7.250     09/01/2026      09/01/2008 B          96,421
----------------------------------------------------------------------------------------------------------------------------
       25,000   MO HDC (Single Family-
                Homeownership Loan)                                   5.550     09/01/2018      03/01/2011 A          25,185
----------------------------------------------------------------------------------------------------------------------------
       40,000   MO HDC (Truman Farm Villas)                           5.750     10/01/2011      10/01/2008 A          40,438
----------------------------------------------------------------------------------------------------------------------------
       20,000   MO Higher Education Student Loan Authority            5.650     02/15/2010      02/15/2008 A          20,112
----------------------------------------------------------------------------------------------------------------------------
      200,000   Raymore, MO Tax Increment                             5.000     03/01/2012      03/01/2012           199,796
----------------------------------------------------------------------------------------------------------------------------
      300,000   Raymore, MO Tax Increment                             5.000     03/01/2013      03/01/2013           299,214
----------------------------------------------------------------------------------------------------------------------------
      275,000   Raymore, MO Tax Increment                             5.125     03/01/2014      03/01/2014           274,915
----------------------------------------------------------------------------------------------------------------------------
      230,000   Raymore, MO Tax Increment                             5.125     03/01/2015      03/01/2015           229,639
----------------------------------------------------------------------------------------------------------------------------
    2,335,000   Richmond Heights, MO Tax Increment
                & Transportation Sales Tax                            5.200     11/01/2021      07/21/2015 C       2,285,381
----------------------------------------------------------------------------------------------------------------------------
      135,000   Sikeston, MO Electric                                 5.000     06/01/2022      12/01/2007 A         135,115
----------------------------------------------------------------------------------------------------------------------------
    1,935,000   Springfield, MO Land Clearance Devel.
                Authority (University Plaza Redevel. Corp.)           6.600     10/01/2011      10/01/2007 A       1,953,344
----------------------------------------------------------------------------------------------------------------------------
      500,000   St. Joseph, MO IDA (Shoppes at
                North Village)                                        5.100     11/01/2019      06/06/2018 C         494,600
----------------------------------------------------------------------------------------------------------------------------
       10,000   St. Louis County, MO IDA (South Summit
                Apartments)                                           6.050     04/20/2027      10/20/2007 A          10,228

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$      35,000   St. Louis, MO Land Clearance Redevel.
                Authority (Kiel Site Lease)                           5.300%    07/01/2016      07/01/2008 A    $     35,397
----------------------------------------------------------------------------------------------------------------------------
       10,000   St. Louis, MO Land Clearance Redevel.
                Authority (West End Apartments)                       6.000     04/01/2024      02/01/2008 A          10,090
----------------------------------------------------------------------------------------------------------------------------
      675,000   Strother, MO Interchange Transportation
                Devel. District (Lees Summit)                         5.000     05/01/2024      02/03/2012 B         679,894
----------------------------------------------------------------------------------------------------------------------------
       10,000   University City, MO IDA
                (Canterbury Gardens)                                  5.900     12/20/2020      12/20/2007 A          10,243
                                                                                                                ------------
                                                                                                                  35,108,252
----------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
       35,000   Crow, MT Finance Authority (Tribal)                   5.650     10/01/2017      10/01/2007 A          35,744
----------------------------------------------------------------------------------------------------------------------------
      185,000   Crow, MT Finance Authority (Tribal)                   5.700     10/01/2027      10/01/2009 A         188,863
----------------------------------------------------------------------------------------------------------------------------
       25,000   MT Board of Hsg. (Single Family Mtg.)                 5.450     06/01/2027      06/01/2008 A          25,261
----------------------------------------------------------------------------------------------------------------------------
    1,240,000   MT Board of Hsg. (Single Family Mtg.)                 5.600     12/01/2023      12/01/2010 A       1,252,400
----------------------------------------------------------------------------------------------------------------------------
       10,000   MT Board of Hsg. (Single Family Mtg.)                 5.750     06/01/2030      06/01/2009 A          10,080
----------------------------------------------------------------------------------------------------------------------------
      380,000   MT Higher Education Student
                Assistance Corp.                                      5.500     12/01/2031      12/01/2010 A         386,266
                                                                                                                ------------
                                                                                                                   1,898,614
----------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
   10,000,000   Charter Mac Equity Issuer Trust, Series B3-1          6.000     04/30/2015      04/30/2015        10,637,900
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Munimae TE Bond Subsidiary                            5.125     11/29/2049      09/30/2015 D       6,183,480
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Munimae TE Bond Subsidiary                            5.300     11/29/2049      09/30/2015 D       8,165,520
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Munimae TE Bond Subsidiary                            5.500     11/29/2049      09/30/2015 D       3,081,450
                                                                                                                ------------
                                                                                                                  28,068,350
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       50,000   Dawson County, NE Sanitation &
                Improvement District (IBP)                            5.250     02/01/2009      02/01/2009            49,999
----------------------------------------------------------------------------------------------------------------------------
       35,000   Dawson County, NE Sanitation &
                Improvement District (IBP)                            5.550     02/01/2017      08/26/2015 C          34,818
----------------------------------------------------------------------------------------------------------------------------
        5,000   NE Investment Finance Authority
                (Multifamily Hsg.)                                    6.000     12/01/2015      12/01/2007 A           5,006
----------------------------------------------------------------------------------------------------------------------------
       20,000   NE Investment Finance Authority
                (Multifamily Hsg.)                                    6.200     06/01/2028      12/01/2007 A          20,031
----------------------------------------------------------------------------------------------------------------------------
       85,000   NE Investment Finance Authority
                (Single Family Hsg.)                                  5.150     03/01/2029      03/01/2011 A          85,274
----------------------------------------------------------------------------------------------------------------------------
       25,000   NE Investment Finance Authority
                (Single Family Hsg.)                                  5.350     09/01/2032      03/01/2012 A          25,673
----------------------------------------------------------------------------------------------------------------------------
       10,000   NE Investment Finance Authority
                (Single Family Hsg.)                                  5.650     09/01/2029      09/01/2009 A          10,084
----------------------------------------------------------------------------------------------------------------------------
       10,000   NE Investment Finance Authority
                (Single Family Hsg.), Series C                        6.250     03/01/2021      05/01/2009 A          10,195
----------------------------------------------------------------------------------------------------------------------------
      205,000   NE Student Loan (Nebhelp)                             6.000     06/01/2028      03/10/2008 A         207,017
----------------------------------------------------------------------------------------------------------------------------
       65,000   NE Student Loan (Nebhelp)                             6.400     06/01/2013      03/02/2010 C          67,809

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA Continued
$     100,000   Scotts Bluff County, NE Hospital Authority
                (Regional West Medical Center)                        6.375%    12/15/2008      12/15/2007 A    $    100,158
                                                                                                                ------------
                                                                                                                     616,064
----------------------------------------------------------------------------------------------------------------------------
NEVADA--0.6%
    1,680,000   Clark County, NV Industrial Devel.
                (Nevada Power Company) 1                              5.600     10/01/2030      01/01/2008 A       1,689,694
----------------------------------------------------------------------------------------------------------------------------
      400,000   Clark County, NV Industrial Devel.
                (Southwest Gas Corp.)                                 5.450     03/01/2038      03/01/2013 A         417,216
----------------------------------------------------------------------------------------------------------------------------
    8,555,000   Las Vegas, NV Paiute Tribe, Series A                  6.125     11/01/2012      05/30/2010 C       8,953,150
----------------------------------------------------------------------------------------------------------------------------
      200,000   Las Vegas, NV Paiute Tribe, Series A                  6.625     11/01/2017      11/01/2012 A         219,250
----------------------------------------------------------------------------------------------------------------------------
       25,000   Las Vegas, NV Sewer                                   5.000     10/01/2010      10/01/2007 A          25,028
----------------------------------------------------------------------------------------------------------------------------
      105,000   NV Hsg. Division (Campaige Place)                     5.450     10/01/2018      10/01/2008 A         105,650
----------------------------------------------------------------------------------------------------------------------------
      290,000   NV Hsg. Division (Multi-Unit Hsg.)                    5.900     10/01/2016      04/01/2010 A         297,549
----------------------------------------------------------------------------------------------------------------------------
       45,000   NV Hsg. Division (Multi-Unit Hsg.)                    5.550     10/01/2028      10/01/2008 A          45,221
----------------------------------------------------------------------------------------------------------------------------
       15,000   NV Hsg. Division (Single Family Mtg.)                 5.300     04/01/2028      04/01/2009 A          15,084
----------------------------------------------------------------------------------------------------------------------------
       10,000   NV Hsg. Division (Single Family Mtg.), Series B       5.650     10/01/2021      10/01/2010 A          10,159
----------------------------------------------------------------------------------------------------------------------------
       60,000   Washoe County, NV
                (Reno/Sparks Convention)                              5.600     07/01/2010      01/01/2008 A          60,095
----------------------------------------------------------------------------------------------------------------------------
       50,000   Washoe County, NV GO                                  5.250     06/01/2011      12/01/2007 A          50,066
----------------------------------------------------------------------------------------------------------------------------
       15,000   Washoe, NV HFC
                (Washoe Mills Apartments)                             6.125     07/01/2022      01/01/2008 A          15,017
                                                                                                                ------------
                                                                                                                  11,903,179
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
       15,000   Manchester, NH Hsg. & Redevel. Authority,
                Series A                                              6.000     01/01/2011      01/01/2011            15,647
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Manchester, NH Hsg. & Redevel. Authority,
                Series A 1                                            6.750     01/01/2014      01/01/2010 A       2,113,740
----------------------------------------------------------------------------------------------------------------------------
       90,000   NH Business Finance Authority (Public
                Service Company of New Hampshire)                     6.000     05/01/2021      05/01/2008 A          92,227
----------------------------------------------------------------------------------------------------------------------------
      210,000   NH HE&HFA (Dartmouth College)                         5.450     06/01/2025      12/01/2007 A         210,263
----------------------------------------------------------------------------------------------------------------------------
      100,000   NH HE&HFA (Dartmouth College)                         5.550     06/01/2023      06/01/2008 A         101,676
----------------------------------------------------------------------------------------------------------------------------
      125,000   NH HE&HFA (Franklin Pierce College)                   5.250     10/01/2018      04/01/2010 A         126,476
----------------------------------------------------------------------------------------------------------------------------
      150,000   NH HE&HFA (New Hampton School)                        5.250     10/01/2018      10/01/2010 A         151,556
----------------------------------------------------------------------------------------------------------------------------
        5,000   NH HFA                                                6.125     01/01/2018      01/01/2008 A           5,097
----------------------------------------------------------------------------------------------------------------------------
       60,000   NH HFA (Prescott Hills Apartments)                    6.150     07/01/2040      01/01/2010 A          61,290
----------------------------------------------------------------------------------------------------------------------------
      205,000   NH HFA (Single Family Mtg.)                           5.200     01/01/2024      07/01/2013 A         206,523
----------------------------------------------------------------------------------------------------------------------------
       10,000   NH HFA (Single Family Mtg.)                           5.450     07/01/2021      01/01/2012 A          10,218
----------------------------------------------------------------------------------------------------------------------------
       75,000   NH HFA (Single Family Mtg.)                           5.850     07/01/2017      07/01/2009 A          76,277
----------------------------------------------------------------------------------------------------------------------------
    5,340,000   NH HFA (Single Family Mtg.)                           5.875     07/01/2021      03/01/2010 B       5,646,409
----------------------------------------------------------------------------------------------------------------------------
       60,000   NH HFA (Single Family Mtg.)                           6.150     07/01/2029      12/01/2011 A          61,232
----------------------------------------------------------------------------------------------------------------------------
      930,000   NH HFA (Single Family Mtg.)                           6.300     07/01/2031      01/01/2012 A         961,936

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$      35,000   NH IDA (Connecticut Light &
                Power Company)                                        5.900%    08/01/2018      10/01/2008 A    $     36,051
                                                                                                                ------------
                                                                                                                   9,876,618
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.1%
   10,885,000   Delaware River Port Authority PA/NJ                   5.500     01/01/2026      01/01/2008 A      10,938,772
----------------------------------------------------------------------------------------------------------------------------
   14,000,000   NJ EDA (Cigarette Tax)                                5.625     06/15/2019      06/15/2010 A      14,230,720
----------------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA (Continental Airlines)                         6.625     09/15/2012      09/15/2012         3,632,055
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   NJ EDA (Trigen-Trenton District
                Energy Company)                                       6.200     12/01/2010      12/01/2007 A       5,007,950
----------------------------------------------------------------------------------------------------------------------------
      645,000   NJ Health Care Facilities Financing
                Authority (Raritan Bay Medical Center)                7.250     07/01/2014      01/01/2008 A         658,422
----------------------------------------------------------------------------------------------------------------------------
   50,015,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          5.750     06/01/2032      06/01/2012 A      53,765,625
----------------------------------------------------------------------------------------------------------------------------
      155,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          6.000     06/01/2037      06/01/2012 A         170,691
----------------------------------------------------------------------------------------------------------------------------
    4,335,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          6.375     06/01/2032      06/01/2013 A       4,924,603
                                                                                                                ------------
                                                                                                                  93,328,838
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
    3,500,000   Bernalillo County, NM Multifamily Hsg.
                (Mountain View) 1                                     7.500     09/20/2033      09/20/2008 A       3,719,275
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   Farmington, NM Pollution Control 1                    5.800     04/01/2022      04/01/2008 A       1,182,226
----------------------------------------------------------------------------------------------------------------------------
      545,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                5.700     12/01/2016      12/01/2007 A         556,783
----------------------------------------------------------------------------------------------------------------------------
      300,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                5.800     04/01/2022      04/01/2008 A         301,845
----------------------------------------------------------------------------------------------------------------------------
    4,075,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico) 1              6.300     12/01/2016      12/01/2008 A       4,163,305
----------------------------------------------------------------------------------------------------------------------------
    1,235,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico) 1              6.375     04/01/2022      10/01/2007 A       1,261,725
----------------------------------------------------------------------------------------------------------------------------
      160,000   Hobbs, NM Health Facilities (Evangelical
                Lutheran Good Samaritan Society)                      5.500     05/01/2026      11/01/2007 A         161,266
----------------------------------------------------------------------------------------------------------------------------
       20,000   Jemez Mountain, NM Public
                School District No. 53                                5.700     11/01/2009      11/01/2007 A          20,030
----------------------------------------------------------------------------------------------------------------------------
       25,000   NM Mtg. Finance Authority
                (Bluffs at Tierra Contenta)                           5.200     01/01/2019      01/01/2009 A          25,148
----------------------------------------------------------------------------------------------------------------------------
       15,000   NM Mtg. Finance Authority
                (Rio Volcan Apartments)                               5.650     07/01/2018      07/01/2009 A          15,192
----------------------------------------------------------------------------------------------------------------------------
       30,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.000     09/01/2022      03/01/2012 A          30,129
----------------------------------------------------------------------------------------------------------------------------
       15,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.350     07/01/2023      07/01/2010 A          15,092
----------------------------------------------------------------------------------------------------------------------------
        5,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.700     09/01/2014      09/01/2009 A           5,039

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$   1,395,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.850%    01/01/2037      12/01/2011 B    $  1,488,074
----------------------------------------------------------------------------------------------------------------------------
        5,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.875     09/01/2021      03/01/2010 A           5,042
----------------------------------------------------------------------------------------------------------------------------
       10,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  6.000     01/01/2029      01/01/2010 A          10,173
----------------------------------------------------------------------------------------------------------------------------
    4,900,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  6.150     07/01/2037      08/15/2011 B       5,258,631
----------------------------------------------------------------------------------------------------------------------------
      225,000   NM Regional Hsg. Authority
                (Washington Place Apartments)                         5.500     08/15/2020      02/15/2013 A         231,359
----------------------------------------------------------------------------------------------------------------------------
       15,000   Santa Fe, NM Single Family Mtg.
                (FNMA & GNMA Mtg. Backed
                Securities), Series A                                 6.300     11/01/2028      11/01/2007 A          15,013
----------------------------------------------------------------------------------------------------------------------------
      125,000   Villa Hermosa, NM Affordable
                Hsg. Corp. (Villa Hermosa Apartments)                 5.900     05/20/2027      11/20/2007 A         127,578
                                                                                                                ------------
                                                                                                                  18,592,925
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.6%
   10,000,000   NY Tobacco Settlement
                Financing Corp., Series B 2                           5.500     06/01/2017      06/01/2011 A      10,551,050
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
      115,000   NC Eastern Municipal Power Agency                     5.750     01/01/2026      01/01/2011 A         118,529
----------------------------------------------------------------------------------------------------------------------------
      415,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2017      01/01/2008 A         415,585
----------------------------------------------------------------------------------------------------------------------------
       75,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2021      01/01/2008 A          75,114
----------------------------------------------------------------------------------------------------------------------------
      165,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2021      01/01/2008 A         165,251
----------------------------------------------------------------------------------------------------------------------------
    1,215,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2021      01/01/2008 A       1,215,838
----------------------------------------------------------------------------------------------------------------------------
       30,000   NC Eastern Municipal Power Agency, Series B           6.250     01/01/2023      01/01/2008 A          30,064
----------------------------------------------------------------------------------------------------------------------------
    4,570,000   NC HFA                                                5.750     03/01/2017      03/01/2008 A       4,660,760
----------------------------------------------------------------------------------------------------------------------------
    2,635,000   NC HFA                                                6.000     07/01/2016      07/01/2009 A       2,680,138
----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family)                                5.350     09/01/2028      03/01/2008 A          15,432
----------------------------------------------------------------------------------------------------------------------------
      130,000   NC HFA (Single Family)                                5.600     09/01/2019      03/01/2008 A         133,671
----------------------------------------------------------------------------------------------------------------------------
    1,765,000   NC HFA (Single Family)                                6.250     03/01/2028      03/01/2008 A       1,840,207
----------------------------------------------------------------------------------------------------------------------------
    2,400,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                         5.400     02/15/2011      02/15/2008 A       2,448,720
----------------------------------------------------------------------------------------------------------------------------
    1,195,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                         5.500     02/15/2015      02/15/2008 A       1,225,532
----------------------------------------------------------------------------------------------------------------------------
    1,425,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                         5.500     02/15/2019      02/15/2008 A       1,461,409
                                                                                                                ------------
                                                                                                                  16,486,250
----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
       40,000   Fargo, ND Health System
                (Meritcare Hospital/Meritcare
                Med Group Obligated Group)                            5.375     06/01/2027      12/01/2007 A          40,874

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA Continued
$      50,000   Mercer County, ND Pollution Control
                (Northwestern Public Service Company)                 5.850%    06/01/2023      12/01/2007 A    $     50,155
----------------------------------------------------------------------------------------------------------------------------
      100,000   ND Board of Higher Education Student
                Services Facilities                                   5.500     08/01/2023      09/09/2021 C         100,213
----------------------------------------------------------------------------------------------------------------------------
       10,000   ND HFA                                                5.150     01/01/2019      01/01/2011 A          10,104
----------------------------------------------------------------------------------------------------------------------------
       60,000   ND HFA (Home Mtg.)                                    5.150     07/01/2014      07/01/2010 A          61,114
----------------------------------------------------------------------------------------------------------------------------
       15,000   ND HFA (Home Mtg.)                                    5.850     07/01/2028      07/01/2009 A          15,169
----------------------------------------------------------------------------------------------------------------------------
       80,000   ND HFA (Home Mtg.)                                    5.950     07/01/2017      07/01/2009 A          81,443
----------------------------------------------------------------------------------------------------------------------------
      365,000   ND HFA, Series B                                      5.300     07/01/2024      07/01/2012 A         371,041
----------------------------------------------------------------------------------------------------------------------------
       25,000   ND HFA, Series C                                      5.650     07/01/2013      07/01/2010 A          25,382
----------------------------------------------------------------------------------------------------------------------------
       15,000   ND HFA, Series F                                      5.550     01/01/2012      01/01/2010 A          15,200
----------------------------------------------------------------------------------------------------------------------------
      160,000   Oliver County, ND Pollution Control
                (Square Butte Electric Cooperative)                   5.300     01/01/2027      01/01/2011 A         165,622
----------------------------------------------------------------------------------------------------------------------------
       50,000   Oliver County, ND Solid Waste
                (Square Butte Electric Cooperative)                   5.450     01/01/2024      01/01/2009 A          51,599
----------------------------------------------------------------------------------------------------------------------------
       15,000   Williston, ND Health Facilities
                (Catholic Health Corp.)                               5.500     11/15/2014      11/15/2007 A          15,032
                                                                                                                ------------
                                                                                                                   1,002,948
----------------------------------------------------------------------------------------------------------------------------
OHIO--2.7%
      100,000   Adams County, OH Valley Local
                School District                                       5.250     12/01/2021      12/01/2007 A         100,265
----------------------------------------------------------------------------------------------------------------------------
       70,000   Akron, OH Economic Devel.                             5.000     12/01/2018      12/01/2009 A          71,534
----------------------------------------------------------------------------------------------------------------------------
       70,000   Centerville, OH GO                                    5.625     12/01/2026      12/01/2007 A          70,207
----------------------------------------------------------------------------------------------------------------------------
      850,000   Cleveland, OH Airport (Continental Airlines) 1        5.500     12/01/2008      06/05/2008 C         848,309
----------------------------------------------------------------------------------------------------------------------------
      120,000   Cleveland, OH Airport System                          5.125     01/01/2017      01/01/2008 A         121,458
----------------------------------------------------------------------------------------------------------------------------
      100,000   Cleveland, OH Airport System                          5.125     01/01/2022      01/01/2008 A         101,116
----------------------------------------------------------------------------------------------------------------------------
      235,000   Cleveland, OH Airport System                          5.125     01/01/2027      01/01/2010 A         236,948
----------------------------------------------------------------------------------------------------------------------------
       40,000   Cleveland, OH COP (Cleveland Stadium)                 5.250     11/15/2027      11/15/2007 A          40,860
----------------------------------------------------------------------------------------------------------------------------
       50,000   Columbus, OH Municipal Airport Authority              5.000     01/01/2028      01/01/2008 A          50,687
----------------------------------------------------------------------------------------------------------------------------
       50,000   Columbus, OH Sewer Improvement Bonds                  6.000     09/15/2010      03/15/2008 A          50,175
----------------------------------------------------------------------------------------------------------------------------
       10,000   Cuyahoga County, OH Hospital (University
                Hospitals of Cleveland)                               9.000     06/01/2011      12/01/2007 A          11,034
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   Cuyahoga County, OH Hospital Facilities
                (Canton)                                              7.500     01/01/2030      07/01/2010 A       1,355,663
----------------------------------------------------------------------------------------------------------------------------
       50,000   Dayton, OH Special Facilities (EAFC/EWA
                Obligated Group)                                      5.625     02/01/2018      02/01/2008 A          51,229
----------------------------------------------------------------------------------------------------------------------------
      100,000   Franklin County, OH Mtg.
                (Gateway Apartment Homes)                             5.800     12/20/2028      12/20/2013 A         104,963
----------------------------------------------------------------------------------------------------------------------------
       40,000   Franklin County, OH Mtg.
                (Villas at St. Therese)                               5.250     12/20/2039      12/20/2011 A          40,732
----------------------------------------------------------------------------------------------------------------------------
       20,000   Franklin County, OH Mtg.
                (Villas at St. Therese)                               5.500     07/01/2021      07/01/2008 A          20,171

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$   3,845,000   Franklin County, OH Multifamily
                (Wellington Hsg. Partners) 1                          5.400%    02/20/2043      02/20/2014 A    $  3,887,218
----------------------------------------------------------------------------------------------------------------------------
    1,895,000   Grove City, OH Tax Increment Financing                5.125     12/01/2016      06/12/2013 C       1,884,596
----------------------------------------------------------------------------------------------------------------------------
       40,000   Hamilton County, OH (Judson Care Center)              6.500     08/01/2026      02/01/2008 A          41,071
----------------------------------------------------------------------------------------------------------------------------
       25,000   Lake County, OH Sewer District
                Improvements                                          5.850     12/01/2016      12/01/2007 A          25,543
----------------------------------------------------------------------------------------------------------------------------
      425,000   Lucas County, OH GO                                   6.500     12/01/2016      12/01/2007 A         434,469
----------------------------------------------------------------------------------------------------------------------------
      200,000   Lucas County, OH Hospital (Toledo Hospital/
                Flower Hospital Obligated Group)                      5.750     11/15/2011      11/15/2007 A         204,314
----------------------------------------------------------------------------------------------------------------------------
       45,000   Lucas-Palmer, OH HDC (Palmer Gardens)                 6.125     07/01/2025      01/01/2008 A          45,047
----------------------------------------------------------------------------------------------------------------------------
       20,000   Miamisburg, OH (Municipal Golf Course)                5.100     12/01/2021      12/01/2007 A          20,022
----------------------------------------------------------------------------------------------------------------------------
       40,000   Middletown, OH GO                                     6.050     12/01/2013      12/01/2007 A          40,075
----------------------------------------------------------------------------------------------------------------------------
       25,000   Montgomery County, OH Multifamily Hsg.
                (Creekside Villas)                                    6.000     09/01/2031      09/01/2009 A          25,381
----------------------------------------------------------------------------------------------------------------------------
       30,000   Muskingum County, OH Hospital Facilities
                (FSCCHM)                                              5.375     02/15/2012      02/15/2008 A          30,038
----------------------------------------------------------------------------------------------------------------------------
      900,000   OH Air Quality Devel. Authority
                (Cincinnati Gas & Electric Company)                   5.450     01/01/2024      01/01/2008 A         901,260
----------------------------------------------------------------------------------------------------------------------------
    3,155,000   OH Air Quality Devel. Authority
                (Cleveland Electric Illuminating Company)             6.000     12/01/2013      12/01/2009 A       3,177,401
----------------------------------------------------------------------------------------------------------------------------
      320,000   OH Air Quality Devel. Authority
                (Cleveland Electric Illuminating Company)             6.000     08/01/2020      02/01/2008 A         326,634
----------------------------------------------------------------------------------------------------------------------------
    1,535,000   OH Air Quality Devel. Authority
                (Cleveland Electric Illuminating Company)             6.100     08/01/2020      08/01/2009 A       1,557,089
----------------------------------------------------------------------------------------------------------------------------
       50,000   OH Capital Corp. for Hsg. (The Conifers)              6.300     06/01/2028      12/01/2007 A          51,221
----------------------------------------------------------------------------------------------------------------------------
      460,000   OH Economic Devel. (Astro Instrumentation)            5.450     06/01/2022      06/01/2012 A         478,524
----------------------------------------------------------------------------------------------------------------------------
       10,000   OH Economic Devel. (Enterprise Bond Fund)             6.500     12/01/2009      12/01/2007 A          10,014
----------------------------------------------------------------------------------------------------------------------------
      240,000   OH Environmental Facilities
                (Ford Motor Company)                                  5.950     09/01/2029      09/01/2011 A         237,523
----------------------------------------------------------------------------------------------------------------------------
       50,000   OH HFA                                                5.250     09/01/2030      09/01/2010 A          51,009
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   OH HFA                                                5.375     03/01/2037      03/01/2016 A       2,134,080
----------------------------------------------------------------------------------------------------------------------------
       25,000   OH HFA                                                5.750     09/01/2030      07/01/2009 A          25,194
----------------------------------------------------------------------------------------------------------------------------
    9,195,000   OH HFA (Residential Mtg.)                             5.625     03/01/2032      04/17/2009 B       9,612,361
----------------------------------------------------------------------------------------------------------------------------
    6,985,000   OH HFA, Series D                                      5.450     09/01/2031      05/16/2009 B       7,230,174
----------------------------------------------------------------------------------------------------------------------------
       90,000   OH Water Devel. Authority                             9.375     12/01/2010      12/01/2007 A          95,857
----------------------------------------------------------------------------------------------------------------------------
      665,000   OH Water Devel. Authority
                (Cincinnati Gas & Electric Company)                   5.450     01/01/2024      01/01/2008 A         668,697
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pleasant, OH Local School District                    5.100     12/01/2018      12/01/2007 A          10,011
----------------------------------------------------------------------------------------------------------------------------
    1,965,000   Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)             6.300     02/15/2024      02/15/2014 A       2,064,567
----------------------------------------------------------------------------------------------------------------------------
    1,950,000   Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)             6.400     02/15/2034      02/15/2014 A       2,039,135

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     125,000   Reynoldsburg, OH Health Care Facilities
                (Wesley Ridge)                                        6.150%    10/20/2038      10/20/2007 A    $    128,959
----------------------------------------------------------------------------------------------------------------------------
      215,000   Scioto County, OH Marine Terminal Facility
                (Norfolk & Western Railway  Company)                  5.300     08/15/2013      11/19/2008 A         221,416
----------------------------------------------------------------------------------------------------------------------------
       35,000   Toledo, OH Multifamily Hsg.
                (Commodore Perry)                                     5.450     12/01/2028      12/01/2010 A          35,398
----------------------------------------------------------------------------------------------------------------------------
       40,000   Toledo, OH Multifamily Hsg.
                (Hillcrest Apartments)                                5.250     12/01/2018      12/01/2010 A          40,622
----------------------------------------------------------------------------------------------------------------------------
    7,850,000   Toledo-Lucas County, OH Port Authority
                (Bax Global)                                          6.250     11/01/2013      07/19/2010 A       8,109,835
----------------------------------------------------------------------------------------------------------------------------
       25,000   University of Cincinnati, OH COP                      5.500     06/01/2013      12/01/2007 A          25,038
----------------------------------------------------------------------------------------------------------------------------
       90,000   Wadsworth, OH Hsg. Devel. Corp.
                (Medina Hsg.)                                         6.200     03/01/2020      05/21/2017 C          87,159
                                                                                                                ------------
                                                                                                                  49,232,303
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.4%
      860,000   Ardmore, OK Devel. Authority Tax                      5.000     11/01/2010      12/12/2008 C         850,162
----------------------------------------------------------------------------------------------------------------------------
       85,000   Cherokee County, OK EDA
                (NSU Student Hsg.)                                    5.250     12/01/2034      06/03/2030 C          83,843
----------------------------------------------------------------------------------------------------------------------------
       65,000   Edmond, OK EDA Student Hsg.
                (Collegiate Hsg. Foundation)                          5.375     12/01/2019      04/10/2016 C          64,765
----------------------------------------------------------------------------------------------------------------------------
      385,000   McAlester, OK Public Works Authority                  5.481 3   02/01/2030      02/01/2009 A         112,855
----------------------------------------------------------------------------------------------------------------------------
      125,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.300     09/01/2026      03/01/2011 A         126,260
----------------------------------------------------------------------------------------------------------------------------
       15,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.400     09/01/2022      07/21/2010 B          15,289
----------------------------------------------------------------------------------------------------------------------------
      115,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.500     09/01/2028      03/01/2013 A         116,956
----------------------------------------------------------------------------------------------------------------------------
       30,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.750     03/01/2029      09/01/2008 B          30,204
----------------------------------------------------------------------------------------------------------------------------
      105,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.850     09/01/2020      03/01/2011 A         105,920
----------------------------------------------------------------------------------------------------------------------------
       15,000   OK HFA (Single Family Homeownership
                Loan Program)                                         6.200     09/01/2028      03/01/2010 A          15,537
----------------------------------------------------------------------------------------------------------------------------
      650,000   OK HFA (Single Family Homeownership
                Loan Program)                                         6.400     09/01/2030      03/01/2009 A         656,214
----------------------------------------------------------------------------------------------------------------------------
      580,000   OK HFA (Single Family Homeownership
                Loan Program)                                         6.550     03/01/2029      08/01/2008 B         592,418
----------------------------------------------------------------------------------------------------------------------------
       30,000   OK HFA (Single Family Mtg.)                           5.250     03/01/2022      03/01/2012 A          30,643
----------------------------------------------------------------------------------------------------------------------------
       15,000   OK HFA (Single Family Mtg.)                           5.350     09/01/2020      09/01/2010 A          15,208
----------------------------------------------------------------------------------------------------------------------------
       10,000   OK HFA (Single Family Mtg.)                           5.350     09/01/2025      03/01/2013 A          10,066
----------------------------------------------------------------------------------------------------------------------------
       50,000   OK HFA (Single Family Mtg.)                           5.400     09/01/2029      03/01/2013 A          50,784
----------------------------------------------------------------------------------------------------------------------------
       10,000   OK Industries Authority
                (IBMC/ISOCHC/IRH Obligated Group)                     5.000     08/15/2014      08/15/2008 A          10,105

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$   1,245,000   Oklahoma County, OK HFA
                (Single Family Mtg.)                                  5.950%    10/01/2035      02/01/2022 A    $  1,313,699
----------------------------------------------------------------------------------------------------------------------------
      210,000   Oklahoma County, OK HFA
                (Single Family Mtg.)                                  5.950     10/01/2035      02/01/2022 A         210,884
----------------------------------------------------------------------------------------------------------------------------
    2,725,000   Oklahoma County, OK HFA
                (Single Family Mtg.)                                  6.600     10/01/2035      02/01/2012 A       2,835,717
----------------------------------------------------------------------------------------------------------------------------
    4,970,730   Tulsa County, OK Home Finance
                Authority (Single Family Mtg.)                        5.250     12/01/2038      12/01/2021 A       5,033,262
----------------------------------------------------------------------------------------------------------------------------
    8,555,000   Tulsa, OK Municipal Airport Trust
                (American Airlines)                                   5.650     12/01/2035      12/01/2008 D       8,535,067
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   Tulsa, OK Municipal Airport Trust
                (American Airlines)                                   6.000     06/01/2035      12/01/2008 D       5,007,900
----------------------------------------------------------------------------------------------------------------------------
       10,000   Tulsa, OK Municipal Airport Trust
                (American Airlines)                                   6.250     06/01/2020      12/01/2007 A          10,002
                                                                                                                ------------
                                                                                                                  25,833,760
----------------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
       10,000   Brooks, OR Community Sewer District                   7.000     06/01/2009      12/01/2007 A          10,056
----------------------------------------------------------------------------------------------------------------------------
       75,000   Northern Wasco County, OR People's Utility
                District (Bonneville Power Administration)            5.200     12/01/2024      12/01/2007 A          75,086
----------------------------------------------------------------------------------------------------------------------------
       25,000   OR Bond Bank (Economic Devel. Dept.)                  6.000     01/01/2015      01/01/2008 A          25,046
----------------------------------------------------------------------------------------------------------------------------
       25,000   OR GO                                                 5.375     08/01/2028      08/01/2009 A          25,144
----------------------------------------------------------------------------------------------------------------------------
       40,000   OR GO (Elderly & Disabled Hsg.)                       5.450     08/01/2012      02/01/2008 A          40,056
----------------------------------------------------------------------------------------------------------------------------
       35,000   OR GO (Elderly & Disabled Hsg.)                       5.450     08/01/2013      02/01/2008 A          35,047
----------------------------------------------------------------------------------------------------------------------------
       20,000   OR GO (Elderly & Disabled Hsg.)                       5.550     08/01/2016      08/01/2008 A          20,015
----------------------------------------------------------------------------------------------------------------------------
       25,000   OR GO (Elderly & Disabled Hsg.)                       5.600     08/01/2019      02/01/2008 A          25,015
----------------------------------------------------------------------------------------------------------------------------
       30,000   OR GO (Elderly & Disabled Hsg.)                       5.700     08/01/2016      08/01/2008 A          30,269
----------------------------------------------------------------------------------------------------------------------------
       35,000   OR GO (Elderly & Disabled Hsg.)                       6.300     08/01/2026      02/01/2008 A          35,035
----------------------------------------------------------------------------------------------------------------------------
      330,000   OR GO (Veterans Welfare)                              6.000     04/01/2032      04/01/2010 A         339,055
----------------------------------------------------------------------------------------------------------------------------
        5,000   OR Health & Science University                        5.250     07/01/2015      01/01/2008 A           5,056
----------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. & Community Services Dept.
                (Multifamily)                                         5.700     07/01/2029      07/01/2009 A          50,574
----------------------------------------------------------------------------------------------------------------------------
       10,000   OR Hsg. & Community Services Dept.
                (Multifamily), Series A                               5.100     07/01/2021      07/01/2011 A          10,065
----------------------------------------------------------------------------------------------------------------------------
      210,000   OR Hsg. & Community Services Dept.
                (Multifamily), Series A                               5.950     07/01/2030      07/01/2010 A         214,007
----------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. & Community Services Dept.
                (Multifamily), Series A                               6.050     07/01/2042      07/01/2010 A          50,914
----------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                        5.150     07/01/2028      07/01/2011 A          50,208
----------------------------------------------------------------------------------------------------------------------------
       75,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                        5.800     07/01/2016      01/01/2008 A          76,164
----------------------------------------------------------------------------------------------------------------------------
        5,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                        6.200     07/01/2027      07/01/2009 A           5,101

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$      10,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        5.200%    07/01/2009      01/01/2008 A    $     10,099
----------------------------------------------------------------------------------------------------------------------------
       30,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        5.450     07/01/2029      09/15/2008 B          30,399
----------------------------------------------------------------------------------------------------------------------------
      270,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        5.750     07/01/2025      10/13/2007 B         272,176
----------------------------------------------------------------------------------------------------------------------------
       10,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        6.200     07/01/2027      07/01/2008 A          10,089
----------------------------------------------------------------------------------------------------------------------------
        5,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series C                        6.400     07/01/2026      07/01/2008 A           5,005
----------------------------------------------------------------------------------------------------------------------------
       20,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series E                        6.000     07/01/2027      01/01/2008 A          20,328
----------------------------------------------------------------------------------------------------------------------------
       30,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                        5.250     07/01/2022      12/15/2009 B          31,384
----------------------------------------------------------------------------------------------------------------------------
      235,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                        5.650     07/01/2028      07/01/2009 A         236,824
----------------------------------------------------------------------------------------------------------------------------
       80,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                        5.650     07/01/2028      07/01/2009 A          80,851
----------------------------------------------------------------------------------------------------------------------------
       45,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                        6.000     07/01/2027      07/01/2008 A          45,348
----------------------------------------------------------------------------------------------------------------------------
       10,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series M                        5.700     07/01/2011      07/01/2009 A          10,233
----------------------------------------------------------------------------------------------------------------------------
      120,000   OR Hsg. & Community Services Dept.,
                Series B                                              5.900     07/01/2019      07/01/2009 A         121,904
----------------------------------------------------------------------------------------------------------------------------
       25,000   Port of Portland, OR Airport
                (Portland International Airport)                      5.500     07/01/2018      07/01/2009 A          25,757
----------------------------------------------------------------------------------------------------------------------------
       55,000   Port Umatilla, OR Water                               6.375     08/01/2009      02/01/2008 A          55,441
----------------------------------------------------------------------------------------------------------------------------
       35,000   Port Umatilla, OR Water                               6.450     08/01/2014      02/01/2008 A          35,282
----------------------------------------------------------------------------------------------------------------------------
        5,000   Portland, OR Multifamily Hsg.
                (Collins Circle Apartments)                           5.125     06/01/2021      06/01/2009 A           5,021
----------------------------------------------------------------------------------------------------------------------------
      495,000   Washington County, OR Hsg. Authority
                (Bethany Meadows II)                                  5.850     09/01/2027      09/01/2008 A         507,494
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Western Generation, OR Agency
                Cogeneration (Wauna Cogeneration)                     5.000     01/01/2016      03/24/2015 C         975,170
                                                                                                                ------------
                                                                                                                   3,600,718
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.2%
    7,375,000   Allegheny County, PA Airport
                (Pittsburgh International Airport)                    5.000     01/01/2019      01/01/2008 A       7,468,146
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   Allegheny County, PA HDA
                (West Penn Allegheny Health System) 1                 9.250     11/15/2022      11/15/2012 A       1,478,363
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   Carbon County, PA IDA
                (Panther Creek Partners)                              6.650     05/01/2010      11/17/2007 C       1,142,482
----------------------------------------------------------------------------------------------------------------------------
       10,000   Lycoming County, PA Hospital Authority
                (Divine Providence Hospital)                          5.375     11/15/2010      11/15/2007 A          10,020

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  12,300,000   PA EDFA (National Gypsum Company)                     6.125%    11/02/2027      11/02/2010 A    $ 12,529,272
----------------------------------------------------------------------------------------------------------------------------
    8,120,000   PA EDFA (National Gypsum Company)                     6.250     11/01/2027      10/01/2007 A       8,322,269
----------------------------------------------------------------------------------------------------------------------------
    6,300,000   PA EDFA (Northampton Generating)                      6.400     01/01/2009      01/01/2008 A       6,306,678
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   PA EDFA (Northampton Generating)                      6.500     01/01/2013      01/01/2008 A       2,026,340
----------------------------------------------------------------------------------------------------------------------------
      475,000   Philadelphia, PA Authority for
                Industrial Devel. (Cathedral Village)                 5.750     04/01/2034      07/02/2024 C         470,621
----------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia, PA Authority for
                Industrial Devel. (Philadelphia Airport)              5.000     07/01/2015      07/01/2008 A          25,415
                                                                                                                ------------
                                                                                                                  39,779,606
----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.8%
    3,500,000   Central Falls, RI Detention Facility                  6.750     01/15/2013      05/17/2011 C       3,682,735
----------------------------------------------------------------------------------------------------------------------------
      190,000   RI Clean Water Finance Agency
                (Triton Ocean)                                        5.800     09/01/2022      03/01/2008 A         194,041
----------------------------------------------------------------------------------------------------------------------------
       80,000   RI Health & Educational Building Corp.
                (Johnson & Wales University)                          6.100     04/01/2026      10/01/2007 A          80,910
----------------------------------------------------------------------------------------------------------------------------
       50,000   RI Health & Educational Building Corp.
                (Lifespan)                                            5.250     05/15/2026      11/15/2007 A          50,967
----------------------------------------------------------------------------------------------------------------------------
       25,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                           5.200     04/01/2019      10/01/2009 A          25,256
----------------------------------------------------------------------------------------------------------------------------
       30,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                           5.400     10/01/2026      04/01/2008 A          31,125
----------------------------------------------------------------------------------------------------------------------------
       25,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)            5.375     04/01/2024      10/01/2012 A          25,432
----------------------------------------------------------------------------------------------------------------------------
      115,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)            5.500     04/01/2034      10/01/2012 A         116,934
----------------------------------------------------------------------------------------------------------------------------
       40,000   RI Student Loan Authority                             6.450     12/01/2015      12/01/2007 A          40,134
----------------------------------------------------------------------------------------------------------------------------
    1,370,000   RI Tobacco Settlement
                Financing Corp. (TASC)                                6.250     06/01/2042      06/01/2012 A       1,388,920
----------------------------------------------------------------------------------------------------------------------------
    3,140,000   RI Tobacco Settlement
                Financing Corp. (TASC), Series A                      6.000     06/01/2023      01/12/2010 B       3,227,480
----------------------------------------------------------------------------------------------------------------------------
   24,345,000   RI Tobacco Settlement
                Financing Corp. (TASC), Series A                      6.125     06/01/2032      06/01/2012 A      24,953,382
                                                                                                                ------------
                                                                                                                  33,817,316
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
      215,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                              5.000     10/01/2022      10/01/2007 A         216,380
----------------------------------------------------------------------------------------------------------------------------
      485,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                              5.500     10/01/2019      10/01/2007 A         489,224
----------------------------------------------------------------------------------------------------------------------------
       40,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                              6.000     10/01/2009      10/01/2007 A          40,077
----------------------------------------------------------------------------------------------------------------------------
       15,000   Charleston County, SC School District Devel.
                Corp. COP (Central Administrative Building)           6.125     02/01/2008      02/01/2008            15,117
----------------------------------------------------------------------------------------------------------------------------
       10,000   Colleton County, SC GO                                5.500     03/01/2008      03/01/2008            10,012
----------------------------------------------------------------------------------------------------------------------------
    2,550,000   Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                             6.000     04/01/2026      10/01/2007 A       2,558,747

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$   3,310,000   Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                             6.125%    06/01/2025      12/01/2007 A    $  3,314,237
----------------------------------------------------------------------------------------------------------------------------
       20,000   Georgetown County, SC Environmental
                Improvement (International Paper Company)             5.700     10/01/2021      10/01/2009 A          20,183
----------------------------------------------------------------------------------------------------------------------------
       70,000   Horry County, SC Airport                              5.700     07/01/2027      01/01/2008 A          71,479
----------------------------------------------------------------------------------------------------------------------------
       50,000   Laurens County, SC GO                                 6.000     04/01/2008      10/01/2007 A          50,614
----------------------------------------------------------------------------------------------------------------------------
       70,000   Marion County, SC Hospital District                   5.500     11/01/2015      11/01/2007 A          70,113
----------------------------------------------------------------------------------------------------------------------------
      530,000   Orangeburg County, SC Solid Waste
                (South Carolina Electric & Gas Company)               5.700     11/01/2024      09/01/2009 A         533,933
----------------------------------------------------------------------------------------------------------------------------
      340,000   Piedmont, SC Municipal Power Agency                   5.000     01/01/2025      01/01/2008 A         340,316
----------------------------------------------------------------------------------------------------------------------------
      110,000   Piedmont, SC Municipal Power Agency                   5.250     01/01/2021      01/01/2011 A         111,568
----------------------------------------------------------------------------------------------------------------------------
    2,335,000   Richland County, SC Environmental
                Improvement (International Paper Company)             6.100     04/01/2023      04/01/2014 A       2,443,344
----------------------------------------------------------------------------------------------------------------------------
    1,630,000   SC Connector 2000 Assoc. Toll Road,
                Series B 1                                            4.673 3   01/01/2011      01/01/2010 A       1,352,297
----------------------------------------------------------------------------------------------------------------------------
    1,735,000   SC Connector 2000 Assoc. Toll Road,
                Series B 1                                            5.604 3   01/01/2021      01/01/2021           785,417
----------------------------------------------------------------------------------------------------------------------------
      720,000   SC Connector 2000 Assoc. Toll Road,
                Series B                                              5.702 3   01/01/2026      01/01/2010 A         237,607
----------------------------------------------------------------------------------------------------------------------------
       20,000   SC Education Assistance Authority
                (Student Loans)                                       6.000     09/01/2008      03/01/2008 A          20,026
----------------------------------------------------------------------------------------------------------------------------
      725,000   SC Educational Facilities Authority
                (Benedict College)                                    5.750     07/01/2017      07/01/2014 A         771,567
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC GO                                                 5.250     06/01/2009      06/01/2008 A          25,036
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC GO                                                 5.250     06/01/2010      06/01/2008 A          25,035
----------------------------------------------------------------------------------------------------------------------------
      570,000   SC Hsg. Finance & Devel. Authority                    5.875     07/01/2009      07/01/2009           572,542
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC Hsg. Finance & Devel. Authority                    5.950     07/01/2029      05/01/2009 A          25,364
----------------------------------------------------------------------------------------------------------------------------
       90,000   SC Hsg. Finance & Devel. Authority, Series A          5.400     07/01/2021      01/01/2011 A          91,536
----------------------------------------------------------------------------------------------------------------------------
       50,000   SC Hsg. Finance & Devel. Authority, Series A          6.200     07/01/2015      05/01/2008 A          50,257
----------------------------------------------------------------------------------------------------------------------------
       10,000   SC Hsg. Finance & Devel. Authority, Series A-2        5.300     07/01/2019      07/01/2009 A          10,092
----------------------------------------------------------------------------------------------------------------------------
        5,000   SC Hsg. Finance & Devel. Authority, Series A-2        6.750     07/01/2026      01/01/2008 A           5,005
----------------------------------------------------------------------------------------------------------------------------
       10,000   SC Ports Authority                                    5.000     07/01/2017      07/01/2008 A          10,156
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC Ports Authority                                    5.000     07/01/2018      07/01/2008 A          25,373
----------------------------------------------------------------------------------------------------------------------------
      160,000   SC Ports Authority                                    5.300     07/01/2026      02/01/2008 A         162,714
----------------------------------------------------------------------------------------------------------------------------
   11,030,000   SC Tobacco Settlement Management
                Authority, Series B                                   6.000     05/15/2022      06/05/2010 B      11,343,031
----------------------------------------------------------------------------------------------------------------------------
   15,475,000   SC Tobacco Settlement Management
                Authority, Series B                                   6.375     05/15/2028      05/15/2012 A      15,922,073
----------------------------------------------------------------------------------------------------------------------------
    2,205,000   SC Tobacco Settlement Management
                Authority, Series B                                   6.375     05/15/2030      04/28/2017 C       2,319,109
----------------------------------------------------------------------------------------------------------------------------
      130,000   SC Western Carolina Regional
                Sewer Authority                                       5.500     03/01/2010      09/01/2009 A         134,445
----------------------------------------------------------------------------------------------------------------------------
       20,000   Spartanburg County, SC Health Services                5.300     04/15/2025      10/15/2007 A          20,022

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$      25,000   Spartanburg County, SC Health Services                5.500%    04/15/2015      10/15/2007 A    $     25,032
----------------------------------------------------------------------------------------------------------------------------
      310,000   Spartanburg County, SC Health Services,
                Series A                                              5.500     04/15/2027      10/15/2007 A         316,544
                                                                                                                ------------
                                                                                                                  44,535,624
----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.7%
       20,000   Grant County, SD Pollution Control
                (Northwestern Public Service Company)                 5.900     06/01/2023      06/01/2008 A          20,037
----------------------------------------------------------------------------------------------------------------------------
       10,000   Grant County, SD Pollution Control
                (Northwestern Public Service Company)                 5.900     06/01/2023      12/01/2007 A          10,018
----------------------------------------------------------------------------------------------------------------------------
   14,255,000   SD Education Loans                                    5.600     06/01/2020      06/01/2010 A      14,647,440
----------------------------------------------------------------------------------------------------------------------------
   10,450,000   SD Educational Enhancement Funding
                Corp. Tobacco Settlement                              6.500     06/01/2032      06/01/2013 A      10,770,397
----------------------------------------------------------------------------------------------------------------------------
       50,000   SD H&EFA (Prairie Lakes Health Care System)           5.650     04/01/2022      04/01/2010 A          50,782
----------------------------------------------------------------------------------------------------------------------------
       40,000   SD Hsg. Devel. Authority (Homeownership)              5.375     05/01/2018      05/01/2010 A          40,636
----------------------------------------------------------------------------------------------------------------------------
    4,845,000   SD Hsg. Devel. Authority (Homeownership)              5.375     05/01/2018      11/01/2009 B       4,892,966
----------------------------------------------------------------------------------------------------------------------------
    1,820,000   SD Hsg. Devel. Authority (Homeownership)              5.750     05/01/2031      11/01/2015 A       1,927,962
                                                                                                                ------------
                                                                                                                  32,360,238
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.4%
       10,000   Blount County, TN Hospital, Series B                  5.125     07/01/2019      01/01/2008 A          10,020
----------------------------------------------------------------------------------------------------------------------------
       45,000   Johnson City, TN H&EFB
                (Johnson City Medical Center)                         5.250     07/01/2016      01/01/2008 A          45,054
----------------------------------------------------------------------------------------------------------------------------
      200,000   Knox County, TN HE&HF (Baptist Health
                System of East Tennessee)                             5.500     04/15/2011      10/15/2007 A         203,046
----------------------------------------------------------------------------------------------------------------------------
       60,000   Knox County, TN HE&HF (Baptist Health
                System of East Tennessee)                             5.500     04/15/2017      10/15/2007 A          60,671
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Maury County, TN Industrial Devel. Board
                (Occidental Petroleum Corp.)                          6.250     08/01/2018      08/01/2011 A       1,060,860
----------------------------------------------------------------------------------------------------------------------------
        5,000   Memphis, TN HFC (Saint's Court Apartments)            6.000     09/01/2013      03/01/2008 A           5,008
----------------------------------------------------------------------------------------------------------------------------
       25,000   Memphis-Shelby County, TN
                Airport Authority                                     6.000     03/01/2024      03/01/2010 A          26,261
----------------------------------------------------------------------------------------------------------------------------
      110,000   Metropolitan Government Nashville &
                Davidson County, TN Water & Sewer                     5.500     01/01/2016      01/01/2008 A         113,876
----------------------------------------------------------------------------------------------------------------------------
       50,000   Shelby County, TN HE&HF (Christian
                Brothers University)                                  5.750     09/01/2012      03/01/2008 A          50,045
----------------------------------------------------------------------------------------------------------------------------
      395,000   Shelby County, TN HE&HF
                (Methodist Health Systems)                            5.250     08/01/2015      02/01/2008 A         395,419
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Smyrna, TN Hsg. Assoc.
                (Imperial Garden Apartments)                          6.450     10/20/2035      10/20/2010 A       3,230,670
----------------------------------------------------------------------------------------------------------------------------
       85,000   South Fulton, TN Industrial Devel. Board
                (Tyson Foods)                                         6.350     10/01/2015      10/01/2007 A          85,078
----------------------------------------------------------------------------------------------------------------------------
       50,000   South Fulton, TN Industrial Devel. Board
                (Tyson Foods)                                         6.400     10/01/2020      10/01/2007 A          50,015
----------------------------------------------------------------------------------------------------------------------------
       15,000   TN Hsg. Devel. Agency (Homeownership)                 5.250     07/01/2022      01/01/2012 A          15,089

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      40,000   TN Hsg. Devel. Agency (Homeownership)                 5.375%    07/01/2023      07/01/2010 A    $     40,926
----------------------------------------------------------------------------------------------------------------------------
    1,020,000   TN Hsg. Devel. Agency (Homeownership)                 5.400     07/01/2009      01/01/2008 A       1,024,366
----------------------------------------------------------------------------------------------------------------------------
       25,000   TN Hsg. Devel. Agency (Homeownership)                 5.500     07/01/2013      01/01/2010 A          25,588
----------------------------------------------------------------------------------------------------------------------------
       80,000   TN Hsg. Devel. Agency (Homeownership)                 5.550     01/01/2021      01/01/2011 A          81,563
----------------------------------------------------------------------------------------------------------------------------
       30,000   TN Hsg. Devel. Agency (Homeownership)                 5.850     07/01/2023      07/01/2009 A          30,255
----------------------------------------------------------------------------------------------------------------------------
       25,000   TN Hsg. Devel. Agency (Homeownership)                 6.000     07/01/2011      07/01/2010 A          25,685
----------------------------------------------------------------------------------------------------------------------------
       10,000   TN Hsg. Devel. Agency (Homeownership)                 6.050     07/01/2016      07/01/2008 A          10,090
----------------------------------------------------------------------------------------------------------------------------
       10,000   TN Hsg. Devel. Agency (Homeownership)                 6.375     07/01/2022      07/01/2008 A          10,159
----------------------------------------------------------------------------------------------------------------------------
       20,000   Unicoi County, TN Health Educational &
                Hsg. Facilities (Erwin Health Care Associates)        5.875     03/20/2016      03/20/2008 A          20,025
                                                                                                                ------------
                                                                                                                   6,619,769
----------------------------------------------------------------------------------------------------------------------------
TEXAS--13.5%
    6,350,000   Angelina & Neches, TX River Authority
                (Temple-Inland)                                       5.650     09/01/2012      09/02/2008 A       6,407,150
----------------------------------------------------------------------------------------------------------------------------
   24,700,000   Austin, TX Convention Enterprises
                (Convention Center)                                   5.750     01/01/2032      01/01/2011 A      26,352,677
----------------------------------------------------------------------------------------------------------------------------
    8,590,000   Austin, TX Convention Enterprises
                (Convention Center)                                   6.000     01/01/2023      01/01/2011 A       9,230,299
----------------------------------------------------------------------------------------------------------------------------
       65,000   Austin, TX Higher Education Authority
                (St. Edwards University)                              5.250     08/01/2023      08/01/2008 A          65,930
----------------------------------------------------------------------------------------------------------------------------
      605,000   Austin, TX Utility System                             6.730 3   11/15/2014      11/15/2007 A         363,230
----------------------------------------------------------------------------------------------------------------------------
      110,000   Bexar County, TX GO                                   5.750     08/15/2022      08/15/2010 A         114,832
----------------------------------------------------------------------------------------------------------------------------
      150,000   Bexar County, TX HFC (American
                Opportunity for Hsg.-Cinnamon Creek)                  5.750     12/01/2013      05/25/2011 B         151,265
----------------------------------------------------------------------------------------------------------------------------
      120,000   Bexar County, TX HFC (Doral Club)                     8.750     10/01/2036      10/01/2036           113,124
----------------------------------------------------------------------------------------------------------------------------
      410,000   Bexar, TX Metropolitan Water District                 5.357 3   05/01/2032      05/01/2014 A         109,220
----------------------------------------------------------------------------------------------------------------------------
    4,410,000   Brazos River Authority, TX
                (Centerpoint Energy)                                  7.750     12/01/2018      12/01/2008 A       4,575,419
----------------------------------------------------------------------------------------------------------------------------
    1,085,000   Brazos River Authority, TX (Johnson County
                Surface Water and Treatment System) 1                 5.800     09/01/2011      03/01/2008 A       1,086,747
----------------------------------------------------------------------------------------------------------------------------
   12,190,000   Brazos River Authority, TX (TXU Energy
                Company)                                              5.750     05/01/2036      11/01/2011 D      12,148,920
----------------------------------------------------------------------------------------------------------------------------
    2,135,000   Brazos River Authority, TX (TXU Energy
                Company)                                              6.300     07/01/2032      07/01/2014 A       2,170,740
----------------------------------------------------------------------------------------------------------------------------
   14,080,000   Brazos River Authority, TX (TXU Energy
                Company)                                              6.750     04/01/2038      04/01/2013 A      14,583,642
----------------------------------------------------------------------------------------------------------------------------
      150,000   Brazos River Authority, TX (TXU Energy
                Company)                                              6.750     10/01/2038      10/01/2014 A         155,631
----------------------------------------------------------------------------------------------------------------------------
    6,325,000   Brazos River Authority, TX (TXU Energy
                Company) 1                                            7.700     04/01/2033      04/01/2013 A       6,898,172
----------------------------------------------------------------------------------------------------------------------------
      290,000   Brazos River, TX Harbor Navigation District
                (Dow Chemical Company)                                6.625     05/15/2033      05/15/2012 A         310,323

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$  17,845,000   Capital Area, TX HFC
                (AHF Affordable Hsg.) 5,7                             6.800%    01/01/2039      10/11/2007 D    $ 17,845,000
----------------------------------------------------------------------------------------------------------------------------
       25,000   Cass County, TX IDC
                (International Paper Company)                         6.000     09/01/2025      09/01/2012 A          25,743
----------------------------------------------------------------------------------------------------------------------------
      285,000   Cass County, TX IDC
                (International Paper Company)                         6.600     03/15/2024      03/15/2010 A         297,460
----------------------------------------------------------------------------------------------------------------------------
      580,000   Charterwood, TX Municipal Utility District            5.800     05/01/2009      11/01/2007 A         580,679
----------------------------------------------------------------------------------------------------------------------------
       50,000   Collin County, TX (Community College
                District Foundation)                                  5.150     02/01/2013      02/01/2008 A          50,061
----------------------------------------------------------------------------------------------------------------------------
       60,000   Collin County, TX HFC (Community
                College District Foundation)                          5.250     06/01/2023      12/01/2009 A          60,221
----------------------------------------------------------------------------------------------------------------------------
        5,000   Connally, TX Consolidated Independent
                School District                                       5.625     08/15/2029      02/15/2008 A           5,007
----------------------------------------------------------------------------------------------------------------------------
   15,500,000   Dallas-Fort Worth, TX International Airport 2         5.000     11/01/2015      11/01/2008 A      15,854,408
----------------------------------------------------------------------------------------------------------------------------
   20,000,000   Dallas-Fort Worth, TX International Airport 2         5.500     11/01/2021      11/01/2009 A      20,492,500
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   Dallas-Fort Worth, TX International Airport 2         5.500     11/01/2035      11/01/2011 A      10,329,100
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   Dallas-Fort Worth, TX International Airport 2         6.125     11/01/2035      01/01/2035 A      15,600,750
----------------------------------------------------------------------------------------------------------------------------
      395,000   Dallas-Fort Worth, TX International Airport           5.000     11/01/2035      11/01/2009 A         395,213
----------------------------------------------------------------------------------------------------------------------------
      100,000   Dallas-Fort Worth, TX International Airport           5.000     11/01/2035      11/01/2008 A         100,027
----------------------------------------------------------------------------------------------------------------------------
       55,000   Dallas-Fort Worth, TX Regional Airport
                (Dallas-Fort Worth International Airport)             5.500     11/01/2013      11/01/2007 A          55,065
----------------------------------------------------------------------------------------------------------------------------
      100,000   De Soto, TX Park Devel. Corp. 1                       5.250     02/15/2016      02/15/2016           100,135
----------------------------------------------------------------------------------------------------------------------------
       15,000   Dilley, TX Special Project
                (Dept. of Criminal Justice)                           7.000     04/01/2009      10/01/2007 A          15,258
----------------------------------------------------------------------------------------------------------------------------
      115,000   Fort Bend County, TX Municipal Utility
                District No. 23                                       6.125     09/01/2028      03/01/2008 A         115,184
----------------------------------------------------------------------------------------------------------------------------
       70,000   Galveston, TX HFC (Friendswood)                       6.250     04/01/2029      10/01/2007 A          70,683
----------------------------------------------------------------------------------------------------------------------------
      350,000   Guadalupe-Blanco, TX River Authority
                (E.I. Dupont De Nemours)                              5.500     05/01/2029      05/01/2009 A         356,615
----------------------------------------------------------------------------------------------------------------------------
      110,000   Gulf Coast, TX IDA (Valero Energy Corp.)              5.600     12/01/2031      12/01/2031           107,990
----------------------------------------------------------------------------------------------------------------------------
      260,000   Gulf Coast, TX IDA Solid Waste
                (Citgo Petroleum Corp.)                               8.000     04/01/2028      04/01/2012 A         288,922
----------------------------------------------------------------------------------------------------------------------------
    3,575,000   Gulf Coast, TX Waste Disposal Authority
                (International Paper Company) 1                       6.100     08/01/2024      08/01/2012 A       3,703,915
----------------------------------------------------------------------------------------------------------------------------
      540,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                 5.600     04/01/2032      04/01/2032           540,319
----------------------------------------------------------------------------------------------------------------------------
       30,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                 6.650     04/01/2032      04/01/2011 A          31,423
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   Harris County, TX (Toll Road) 2                       5.250     08/15/2035      08/15/2009 A      15,702,300
----------------------------------------------------------------------------------------------------------------------------
    2,449,000   Harris County, TX HFC                                 6.300     09/01/2032      01/18/2008 B       2,470,796
----------------------------------------------------------------------------------------------------------------------------
       80,000   Harris County, TX IDC (Continental Airlines)          5.375     07/01/2019      08/09/2014 C          74,350
----------------------------------------------------------------------------------------------------------------------------
       25,000   Harris County, TX Municipal Utility
                District No. 147                                      5.800     09/01/2008      03/01/2008 A          25,012

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   2,319,000   Heart of TX HFC (Waco Parkside Village) 1             7.400%    09/20/2035      09/20/2011 A    $  2,483,742
----------------------------------------------------------------------------------------------------------------------------
      520,000   Houston, TX Airport Special Facilities
                (Continental Airlines)                                5.500     07/15/2017      01/15/2008 A         520,520
----------------------------------------------------------------------------------------------------------------------------
    5,265,000   Houston, TX Airport Special Facilities
                (Continental Airlines) 1                              6.125     07/15/2017      07/15/2008 A       5,265,369
----------------------------------------------------------------------------------------------------------------------------
      895,000   Houston, TX Airport System                            5.000     07/01/2025      07/01/2008 A         896,647
----------------------------------------------------------------------------------------------------------------------------
       10,000   Houston, TX Airport System (People Mover)             5.375     07/15/2012      01/15/2008 A          10,013
----------------------------------------------------------------------------------------------------------------------------
       45,000   Houston, TX Airport System, Series A                  5.000     07/01/2028      07/01/2008 A          45,059
----------------------------------------------------------------------------------------------------------------------------
       60,000   Houston, TX Airport System, Series A                  5.125     07/01/2032      07/01/2012 A          60,461
----------------------------------------------------------------------------------------------------------------------------
    2,130,000   Houston, TX Hsg. Corp. (6800 Long Drive
                Apartments)                                           6.625     02/01/2020      02/01/2008 A       2,167,722
----------------------------------------------------------------------------------------------------------------------------
       80,000   Leander, TX Independent School District               5.562 3   08/15/2015      08/15/2008 A          51,633
----------------------------------------------------------------------------------------------------------------------------
       90,000   Lewisville, TX HFC (Lewisville Limited)               5.600     12/01/2029      12/01/2007 A          90,041
----------------------------------------------------------------------------------------------------------------------------
      190,000   Lubbock, TX HFC (Las Colinas Quail Creek
                Apartments)                                           6.750     07/01/2012      04/13/2010 C         189,478
----------------------------------------------------------------------------------------------------------------------------
       25,000   Matagorda County, TX Navigation District
                (Centerpoint Energy)                                  5.250     11/01/2029      11/01/2008 A          25,477
----------------------------------------------------------------------------------------------------------------------------
      135,000   Matagorda County, TX Navigation District
                (Centerpoint Energy)                                  8.000     05/01/2029      04/10/2008 A         139,676
----------------------------------------------------------------------------------------------------------------------------
       40,000   Metro, TX HFDC (Wilson N. Jones
                Memorial Hospital)                                    5.500     01/01/2012      01/01/2008 A          40,055
----------------------------------------------------------------------------------------------------------------------------
       10,000   Metro, TX HFDC (Wilson N. Jones
                Memorial Hospital)                                    5.600     01/01/2017      01/01/2008 A          10,151
----------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County, TX Municipal Utility
                District No. 40 (Waterworks & Sewer)                  5.000     03/01/2019      03/01/2008 A          50,051
----------------------------------------------------------------------------------------------------------------------------
       40,000   North Central, TX HFDC                                5.375     02/15/2026      02/15/2008 A          41,066
----------------------------------------------------------------------------------------------------------------------------
       25,000   North Forest, TX Municipal Water District
                (Murphy Sanitation & Sewer System)                    6.200     07/10/2009      01/10/2008 A          25,041
----------------------------------------------------------------------------------------------------------------------------
      105,000   Nueces County, TX HFC
                (Dolphins Landing Apartments)                         8.000     07/01/2030      07/01/2010 A         116,389
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Permian Basin, TX HFC (Single Family Mtg.)            5.650     01/01/2038      07/01/2016 A       3,219,780
----------------------------------------------------------------------------------------------------------------------------
      400,000   Permian Basin, TX HFC (Single Family Mtg.)            5.750     01/01/2038      07/01/2016 A         410,924
----------------------------------------------------------------------------------------------------------------------------
      295,000   Pflugerville, TX Independent School District          5.300     08/15/2010      02/01/2008 A         295,386
----------------------------------------------------------------------------------------------------------------------------
    5,010,000   Port of Corpus Christi, TX IDC
                (Valero Energy Corp.)                                 5.400     04/01/2018      04/01/2010 A       5,058,647
----------------------------------------------------------------------------------------------------------------------------
    3,500,000   Sabine Neches, TX HFC (Single Family Mtg.)            4.875 6   12/01/2039      12/01/2039         3,378,340
----------------------------------------------------------------------------------------------------------------------------
      620,000   Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                6.450     06/01/2021      06/01/2010 A         631,563
----------------------------------------------------------------------------------------------------------------------------
       30,000   San Marcos, TX Hsg. Authority                         5.800     11/01/2010      11/01/2007 A          30,509
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   Southeast TX HFC                                      4.750     01/01/2037      02/15/2009 B       1,102,343
----------------------------------------------------------------------------------------------------------------------------
       15,000   Southlake Parks, TX Devel. Corp.                      5.375     08/15/2021      02/15/2008 A          15,019
----------------------------------------------------------------------------------------------------------------------------
       20,000   Southwest TX Higher Education Authority
                (Southern Methodist University)                       5.000     10/01/2018      10/01/2008 A          20,493

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     115,000   Texoma Area, TX Solid Waste Authority
                (Initial Facility)                                    5.500%    02/15/2029      02/15/2010 A    $    116,140
----------------------------------------------------------------------------------------------------------------------------
      235,000   Trinity, TX River Authority
                (TXU Energy Company)                                  6.250     05/01/2028      05/01/2013 A         237,037
----------------------------------------------------------------------------------------------------------------------------
    3,515,000   TX Affordable Hsg. Corp.
                (Fire Fighter & Law Security)                         5.250     09/01/2039      09/01/2020 A       3,549,377
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX College Student Loans                              5.000     08/01/2013      02/01/2008 A          25,017
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX College Student Loans                              5.000     08/01/2021      02/01/2008 A          25,006
----------------------------------------------------------------------------------------------------------------------------
    1,230,000   TX Dept. of Hsg. & Community Affairs                  5.200     01/01/2025      07/01/2012 A       1,238,647
----------------------------------------------------------------------------------------------------------------------------
       85,000   TX Dept. of Hsg. & Community Affairs                  5.250     07/01/2018      01/01/2009 A          86,345
----------------------------------------------------------------------------------------------------------------------------
       10,000   TX Dept. of Hsg. & Community Affairs                  5.350     07/01/2033      07/01/2011 A          10,335
----------------------------------------------------------------------------------------------------------------------------
      950,000   TX Dept. of Hsg. & Community Affairs                  5.500     03/01/2026      03/01/2012 A         968,041
----------------------------------------------------------------------------------------------------------------------------
      960,000   TX Dept. of Hsg. & Community Affairs                  5.550     03/01/2034      03/01/2012 A         977,069
----------------------------------------------------------------------------------------------------------------------------
       45,000   TX Dept. of Hsg. & Community Affairs
                (Pebble Brook Apartments)                             5.550     12/01/2024      12/01/2010 A          46,055
----------------------------------------------------------------------------------------------------------------------------
       20,000   TX Dept. of Hsg. & Community Affairs
                (Residential Mtg.)                                    5.250     07/01/2022      07/01/2011 A          20,611
----------------------------------------------------------------------------------------------------------------------------
       80,000   TX Dormitory Finance Authority
                (Temple Junior College Foundation)                    5.875     09/01/2022      09/01/2012 A          82,369
----------------------------------------------------------------------------------------------------------------------------
      100,000   TX GO                                                 5.000     08/01/2016      02/01/2008 A         100,063
----------------------------------------------------------------------------------------------------------------------------
       10,000   TX GO                                                 5.100     08/01/2010      02/01/2008 A          10,007
----------------------------------------------------------------------------------------------------------------------------
    2,840,000   TX GO                                                 5.500     08/01/2016      10/16/2007 A       2,842,499
----------------------------------------------------------------------------------------------------------------------------
      285,000   TX GO                                                 5.750     08/01/2020      02/01/2008 A         287,802
----------------------------------------------------------------------------------------------------------------------------
       35,000   TX GO                                                 6.000     12/01/2030      12/01/2010 A          36,450
----------------------------------------------------------------------------------------------------------------------------
       50,000   TX GO (College Student Loans)                         5.000     08/01/2024      08/01/2010 A          50,471
----------------------------------------------------------------------------------------------------------------------------
   11,670,000   TX Lower CO River Authority Pollution
                Control (Samsung Electronics Company) 1               6.375     04/01/2027      10/01/2007 A      11,881,694
----------------------------------------------------------------------------------------------------------------------------
       15,000   TX Panhandle Elderly Apartments Corp.
                (Pampa Partnership Ltd.)                              7.000     05/01/2010      06/18/2008 C          14,931
----------------------------------------------------------------------------------------------------------------------------
    1,365,000   TX Panhandle HFA
                (Amarillo Affordable Hsg.) 8,9                        6.250     03/01/2010      03/16/2009 B         982,950
----------------------------------------------------------------------------------------------------------------------------
    4,360,000   TX Panhandle HFA
                (Amarillo Affordable Hsg.) 8,9                        6.625     03/01/2020      03/11/2016 B       2,929,789
----------------------------------------------------------------------------------------------------------------------------
    2,860,000   TX Panhandle HFA
                (Amarillo Affordable Hsg.) 8,9                        6.750     03/01/2031      10/24/2026 B       1,891,404
----------------------------------------------------------------------------------------------------------------------------
       50,000   TX State College Student Loans                        5.750     08/01/2012      02/01/2008 A          50,897
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX State College Student Loans                        6.000     08/01/2015      02/01/2008 A          25,513
----------------------------------------------------------------------------------------------------------------------------
       75,000   TX State College Student Loans                        6.000     08/01/2016      02/01/2008 A          75,749
----------------------------------------------------------------------------------------------------------------------------
      545,000   TX State College Student Loans                        6.000     08/01/2019      02/01/2008 A         556,178
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance                           5.100     12/01/2008      12/01/2008            25,372
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance                           5.200     12/01/2009      12/01/2007 A          25,430
----------------------------------------------------------------------------------------------------------------------------
      220,000   TX Veterans Hsg. Assistance                           5.500     06/01/2032      12/01/2010 A         222,435

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     230,000   TX Veterans Hsg. Assistance, Series A                 5.150%    06/01/2024      12/01/2009 A    $    233,719
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance, Series A                 5.400     12/01/2011      12/01/2007 A          25,433
----------------------------------------------------------------------------------------------------------------------------
      100,000   TX Veterans Hsg. Assistance, Series A                 5.450     06/01/2012      12/01/2007 A         101,731
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance, Series A                 5.450     12/01/2012      12/01/2007 A          25,433
----------------------------------------------------------------------------------------------------------------------------
      100,000   TX Veterans Hsg. Assistance, Series A                 5.500     06/01/2013      12/01/2007 A         101,726
----------------------------------------------------------------------------------------------------------------------------
      340,000   TX Veterans Hsg. Assistance, Series B                 6.100     06/01/2031      12/01/2009 A         350,061
----------------------------------------------------------------------------------------------------------------------------
       60,000   WA County, TX HFDC (Trinity
                Community Medical Center of Brenham/
                Trinity Care Center Obligated Group)                  5.750     06/01/2024      06/01/2010 A          61,378
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Willacy County, TX Local Government Corp.             6.000     03/01/2009      09/13/2008 C       1,022,380
----------------------------------------------------------------------------------------------------------------------------
       20,000   Williamson County, TX Municipal Utility
                District No. 9 (Waterworks & Sewer)                   5.800     09/01/2008      03/01/2008 A          20,026
----------------------------------------------------------------------------------------------------------------------------
      625,000   Willow Fork, TX Drain District, Series A              5.250     09/01/2011      03/01/2008 A         625,475
                                                                                                                ------------
                                                                                                                 248,482,097
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.1%
    1,190,000   Puerto Rico Children's Trust Fund (TASC)              5.375     05/15/2033      05/15/2014 C       1,185,002
----------------------------------------------------------------------------------------------------------------------------
      750,000   V.I. Public Finance Authority, Series A               6.375     10/01/2019      10/01/2010 A         809,888
                                                                                                                ------------
                                                                                                                   1,994,890
----------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
      140,000   Clearfield City, UT Multifamily Hsg.
                (Oakstone Apartments)                                 5.850     05/01/2039      11/01/2009 A         142,009
----------------------------------------------------------------------------------------------------------------------------
    2,341,000   Eagle Mountain, UT Special Assessment                 6.250     05/01/2013      11/01/2007 A       2,347,321
----------------------------------------------------------------------------------------------------------------------------
   12,560,000   Emery County, UT Environmental
                Improvement (Pacificorp) 1                            6.150     09/01/2030      03/01/2008 A      12,698,286
----------------------------------------------------------------------------------------------------------------------------
      835,000   Emery County, UT Pollution Control
                (Pacificorp)                                          5.625     11/01/2023      11/01/2007 A         850,957
----------------------------------------------------------------------------------------------------------------------------
      340,000   Emery County, UT Pollution Control
                (Pacificorp)                                          5.650     11/01/2023      11/01/2007 A         340,541
----------------------------------------------------------------------------------------------------------------------------
       10,000   Intermountain, UT Power Agency                        5.000     07/01/2013      01/01/2008 A          10,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   St. George, UT Industrial Devel. (Albertson's)        5.400     07/15/2008      07/15/2008             9,945
----------------------------------------------------------------------------------------------------------------------------
   19,445,000   Tooele County, UT Hazardous Waste
                Treatment (Union Pacific Corp.)                       5.700     11/01/2026      04/28/2012 A      19,664,729
----------------------------------------------------------------------------------------------------------------------------
      765,000   UT HFA                                                5.950     01/01/2029      01/01/2009 A         773,828
----------------------------------------------------------------------------------------------------------------------------
        5,000   UT HFA (Single Family Mtg.)                           6.000     01/01/2031      07/01/2011 A           5,095
----------------------------------------------------------------------------------------------------------------------------
       85,000   UT Hsg. Corp. (Single Family Mtg.)                    6.000     07/01/2015      01/01/2008 A          86,541
----------------------------------------------------------------------------------------------------------------------------
       55,000   UT State Building Ownership Authority,
                Series A                                              5.750     08/15/2011      02/15/2008 A          55,403
----------------------------------------------------------------------------------------------------------------------------
       20,000   UT University Campus Facilities System,
                Series A                                              6.750     10/01/2014      10/01/2007 A          20,129
----------------------------------------------------------------------------------------------------------------------------
      935,000   Utah County, UT Hospital
                (IHC Health Services)                                 5.250     08/15/2021      02/15/2008 A         945,584

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
UTAH Continued
$      20,000   Utah County, UT Hospital
                (IHC Health Services)                                 5.250%    08/15/2026      08/15/2008 A    $     20,226
                                                                                                                ------------
                                                                                                                  37,970,605
----------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
       25,000   Burlington, VT Airport                                5.600     07/01/2017      01/01/2008 A          25,037
----------------------------------------------------------------------------------------------------------------------------
       10,000   Burlington, VT Airport, Series B                      5.850     07/01/2011      01/01/2008 A          10,015
----------------------------------------------------------------------------------------------------------------------------
      235,000   VT HFA (Single Family)                                5.450     05/01/2026      11/01/2009 A         236,558
----------------------------------------------------------------------------------------------------------------------------
       35,000   VT HFA (Single Family)                                5.500     11/01/2021      05/01/2011 A          35,294
----------------------------------------------------------------------------------------------------------------------------
       45,000   VT HFA (Single Family), Series 11A                    5.900     05/01/2019      07/15/2008 B          45,399
                                                                                                                ------------
                                                                                                                     352,303
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.8%
      780,000   Alexandria, VA IDA Pollution Control
                (Potomac Electric Power Company)                      5.375     02/15/2024      11/01/2007 A         781,030
----------------------------------------------------------------------------------------------------------------------------
      425,000   Norfolk, VA EDA, Series B                             5.625     11/01/2015      01/24/2013 C         419,688
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Norfolk, VA Water                                     5.875     11/01/2020      11/01/2007 A       1,002,020
----------------------------------------------------------------------------------------------------------------------------
      100,000   Richmond, VA IDA (Virginia Commonwealth
                University Real Estate Foundation)                    5.550     01/01/2031      01/01/2013 A         103,291
----------------------------------------------------------------------------------------------------------------------------
      750,000   VA Gateway Community Devel. Authority                 6.375     03/01/2030      03/01/2013 A         783,023
----------------------------------------------------------------------------------------------------------------------------
    8,170,000   VA Hsg. Devel. Authority (Rental Hsg.)                5.550     01/01/2027      01/01/2012 A       8,335,034
----------------------------------------------------------------------------------------------------------------------------
    3,100,000   VA Pocahontas Parkway Assoc.
                (Route 895 Connector Toll Road)                       5.250     08/15/2008      08/15/2008         3,146,655
                                                                                                                ------------
                                                                                                                  14,570,741
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%
       10,000   Bellingham, WA Hsg. Authority
                (Cascade Meadows)                                     5.200     11/01/2027      11/01/2008 A          10,044
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Chelan County, WA Public Utility
                District No. 1 (Chelan Hydro System) 1                5.250     07/01/2033      07/01/2008 A       2,017,700
----------------------------------------------------------------------------------------------------------------------------
       20,000   Chelan County, WA Public Utility
                District No. 1 (Rocky Reach Hydroelectric)            5.125     07/01/2023      01/01/2008 A          20,021
----------------------------------------------------------------------------------------------------------------------------
       15,000   King County, WA Hsg. Authority
                (Cascadian Apartments)                                6.850     07/01/2024      01/01/2008 A          15,041
----------------------------------------------------------------------------------------------------------------------------
      150,000   King County, WA Hsg. Authority
                (Fairwood Apartments)                                 6.000     12/01/2025      12/01/2007 A         152,247
----------------------------------------------------------------------------------------------------------------------------
       10,000   King County, WA Hsg. Authority
                (Rural Preservation)                                  5.750     01/01/2028      12/18/2023 C           9,875
----------------------------------------------------------------------------------------------------------------------------
       50,000   King County, WA Hsg. Authority
                (Seaview Apartments)                                  5.050     07/01/2024      01/01/2009 A          50,069
----------------------------------------------------------------------------------------------------------------------------
       75,000   Pierce County, WA Hsg. Authority                      5.800     12/01/2023      12/01/2008 A          75,658
----------------------------------------------------------------------------------------------------------------------------
       60,000   Port of Seattle, WA GO                                5.100     04/01/2024      10/01/2008 A          60,245
----------------------------------------------------------------------------------------------------------------------------
       45,000   Port of Seattle, WA Special Facility                  6.000     09/01/2029      03/01/2010 A          47,270
----------------------------------------------------------------------------------------------------------------------------
      245,000   Prosser, WA Water & Sewer                             5.400     09/01/2012      03/01/2008 A         245,350
----------------------------------------------------------------------------------------------------------------------------
      255,000   Prosser, WA Water & Sewer                             5.450     09/01/2013      03/01/2008 A         255,375

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$     855,000   Seattle, WA Hsg. Authority
                (Hilltop Manor/Spring Manor)                          5.375%    10/20/2018      03/16/2013 B    $    922,930
----------------------------------------------------------------------------------------------------------------------------
    1,545,000   Seattle, WA Hsg. Authority
                (Hilltop Manor/Spring Manor)                          5.875     10/20/2028      10/20/2013 A       1,737,461
----------------------------------------------------------------------------------------------------------------------------
       50,000   Seattle, WA Municipal Light & Power                   5.000     07/01/2014      07/01/2009 A          50,979
----------------------------------------------------------------------------------------------------------------------------
       15,000   Seattle, WA Municipal Light & Power                   5.000     07/01/2020      07/01/2009 A          15,179
----------------------------------------------------------------------------------------------------------------------------
       25,000   Tacoma, WA Hsg. Authority
                (Polynesia Village Apartments)                        5.900     06/01/2029      12/01/2007 A          25,222
----------------------------------------------------------------------------------------------------------------------------
      120,000   Tacoma, WA Port Authority                             5.300     12/01/2017      12/01/2007 A         120,202
----------------------------------------------------------------------------------------------------------------------------
       70,000   University of WA (Intercollegiate Athletics)          5.000     06/01/2012      12/01/2007 A          70,077
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Vancouver, WA Downtown Redevel.
                Authority (Conference Center)                         6.000     01/01/2028      01/01/2014 A       1,564,485
----------------------------------------------------------------------------------------------------------------------------
       25,000   WA COP (Dept. of General Administration)              5.500     10/01/2013      10/01/2007 A          25,037
----------------------------------------------------------------------------------------------------------------------------
       20,000   WA COP (Dept. of General Administration)              5.600     10/01/2015      10/01/2007 A          20,026
----------------------------------------------------------------------------------------------------------------------------
       10,000   WA COP (Whatcom Community College)                    5.250     10/01/2013      10/01/2007 A          10,080
----------------------------------------------------------------------------------------------------------------------------
    2,175,000   WA EDFA (Lindal Cedar Homes)                          5.800     11/01/2017      11/01/2007 A       2,177,610
----------------------------------------------------------------------------------------------------------------------------
      120,000   WA Health Care Facilities Authority
                (Empire Health Services)                              5.625     11/01/2013      11/01/2007 A         120,176
----------------------------------------------------------------------------------------------------------------------------
      300,000   WA Health Care Facilities Authority
                (Empire Health Services)                              5.625     11/01/2019      11/01/2007 A         300,426
----------------------------------------------------------------------------------------------------------------------------
      125,000   WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                          5.300     08/15/2014      02/15/2008 A         125,150
----------------------------------------------------------------------------------------------------------------------------
       30,000   WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                          5.400     08/15/2023      02/15/2008 A          30,035
----------------------------------------------------------------------------------------------------------------------------
       50,000   WA Health Care Facilities Authority
                (Highline Community Hospital)                         5.500     08/15/2014      02/15/2008 A          50,069
----------------------------------------------------------------------------------------------------------------------------
    1,665,000   WA HFC                                                5.000     06/01/2021      07/01/2009 B       1,695,686
----------------------------------------------------------------------------------------------------------------------------
       25,000   WA HFC (Clare House Apartments)                       5.750     07/01/2030      07/01/2008 A          25,243
----------------------------------------------------------------------------------------------------------------------------
       50,000   WA HFC (Presbyterian Ministries)                      5.300     01/01/2019      01/01/2009 A          50,674
----------------------------------------------------------------------------------------------------------------------------
       10,000   WA HFC (Single Family)                                5.250     12/01/2017      06/01/2008 A          10,149
----------------------------------------------------------------------------------------------------------------------------
       85,000   WA HFC (Single Family)                                5.350     06/01/2030      06/01/2009 A          85,378
----------------------------------------------------------------------------------------------------------------------------
       45,000   WA HFC (Single Family)                                5.400     12/01/2024      06/01/2009 A          45,297
----------------------------------------------------------------------------------------------------------------------------
   14,330,000   WA Tobacco Settlement Authority (TASC)                6.500     06/01/2026      06/01/2013 A      15,051,086
----------------------------------------------------------------------------------------------------------------------------
    5,210,000   WA Tobacco Settlement Authority (TASC)                6.625     06/01/2032      06/01/2013 A       5,400,790
                                                                                                                ------------
                                                                                                                  32,688,342
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.3%
      120,000   Harrison County, WV (Monongahela
                Power Company)                                        6.250     05/01/2023      11/01/2007 A         121,570
----------------------------------------------------------------------------------------------------------------------------
       90,000   Harrison County, WV (Potomac Edison
                Company)                                              6.250     05/01/2023      11/01/2007 A          91,177
----------------------------------------------------------------------------------------------------------------------------
       35,000   Harrison County, WV (West Penn Power
                Company)                                              6.300     05/01/2023      11/01/2007 A          35,467

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$      30,000   Harrison County, WV (West Penn Power
                Company)                                              6.750%    08/01/2024      02/01/2008 A    $     30,472
----------------------------------------------------------------------------------------------------------------------------
       25,000   Huntington, WV Sewer                                  5.375     11/01/2023      11/01/2007 A          25,035
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pleasants County, WV Pollution Control
                (Monongahela Power Company)                           5.500     04/01/2029      04/01/2009 A          20,548
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pleasants County, WV Pollution Control
                (Potomac Edison Company)                              5.500     04/01/2029      04/01/2009 A          25,527
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Pleasants County, WV Pollution Control
                (Potomac Edison Company)                              6.150     05/01/2015      11/01/2007 A       2,060,560
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pleasants County, WV Pollution Control
                (West Penn Power Company)                             5.500     04/01/2029      04/01/2009 A          25,685
----------------------------------------------------------------------------------------------------------------------------
      230,000   WV Commissioner of Highways, Series A                 5.000     09/01/2012      09/01/2012           244,888
----------------------------------------------------------------------------------------------------------------------------
    1,845,000   WV Hsg. Devel. Fund                                   5.250     11/01/2018      05/01/2010 A       1,896,014
----------------------------------------------------------------------------------------------------------------------------
       75,000   WV Hsg. Devel. Fund                                   5.300     11/01/2023      05/01/2010 A          75,655
----------------------------------------------------------------------------------------------------------------------------
       40,000   WV Marshall University                                6.000     01/01/2008      01/01/2008            40,153
----------------------------------------------------------------------------------------------------------------------------
       50,000   WV Water Devel. Authority                             5.625     07/01/2030      07/01/2010 A          52,194
                                                                                                                ------------
                                                                                                                   4,744,945
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.9%
    2,085,000   Badger, WI Tobacco Asset Securitization Corp.         6.000     06/01/2017      06/01/2012 A       2,138,063
----------------------------------------------------------------------------------------------------------------------------
   27,325,000   Badger, WI Tobacco Asset Securitization Corp.         6.125     06/01/2027      01/23/2010 B      28,273,724
----------------------------------------------------------------------------------------------------------------------------
   28,070,000   Badger, WI Tobacco Asset Securitization Corp.         6.375     06/01/2032      06/01/2012 A      28,829,294
----------------------------------------------------------------------------------------------------------------------------
      515,000   Badger, WI Tobacco Asset Securitization Corp.         7.000     06/01/2028      06/01/2012 A         546,956
----------------------------------------------------------------------------------------------------------------------------
       85,000   Janesville, WI Industrial Devel.
                (Paramount Communications)                            7.000     10/15/2017      10/15/2007 A          85,591
----------------------------------------------------------------------------------------------------------------------------
       50,000   Kenosha, WI Hsg. Authority Multifamily Hsg.
                (Glaser Financial Group)                              6.000     11/20/2041      05/20/2009 A          51,140
----------------------------------------------------------------------------------------------------------------------------
      240,000   Madison, WI Industrial Devel.
                (Madison Gas & Electric Company)                      5.875     10/01/2034      04/01/2012 A         250,673
----------------------------------------------------------------------------------------------------------------------------
      100,000   Madison, WI Parking System                            5.600     02/01/2012      02/01/2008 A         100,129
----------------------------------------------------------------------------------------------------------------------------
       30,000   Milwaukee, WI Redevel. Authority
                (City Hall Square)                                    6.300     08/01/2038      02/01/2008 A          30,731
----------------------------------------------------------------------------------------------------------------------------
       25,000   Oak Creek, WI Hsg. Authority (Wood Creek)             5.139 3   01/20/2010      01/20/2008 A          22,066
----------------------------------------------------------------------------------------------------------------------------
      100,000   River Falls, WI Electric Utility                      5.600     10/01/2008      10/01/2007 A         100,153
----------------------------------------------------------------------------------------------------------------------------
      125,000   Superior, WI Water Supply Facilities
                (Superior Water, Light & Power Company)               6.125     11/01/2021      11/01/2007 A         125,174
----------------------------------------------------------------------------------------------------------------------------
      200,000   Watertown, WI Industrial Devel.
                (Wisconsin Furniture)                                 4.600 6   10/01/2018      10/01/2008 D         199,774
----------------------------------------------------------------------------------------------------------------------------
       20,000   WI GO                                                 5.000     05/01/2012      05/01/2009 A          20,317
----------------------------------------------------------------------------------------------------------------------------
       30,000   WI GO                                                 5.300     11/01/2013      11/01/2007 A          30,039
----------------------------------------------------------------------------------------------------------------------------
      400,000   WI GO                                                 5.300     05/01/2023      05/01/2008 A         402,236
----------------------------------------------------------------------------------------------------------------------------
       70,000   WI GO                                                 5.500     11/01/2026      11/01/2008 A          70,541
----------------------------------------------------------------------------------------------------------------------------
    2,695,000   WI GO                                                 5.750     11/01/2014      11/01/2007 A       2,699,528

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$      85,000   WI GO                                                 6.000%    05/01/2027      11/01/2007 A  $       85,095
----------------------------------------------------------------------------------------------------------------------------
       45,000   WI H&EFA (Agnesian Healthcare)                        5.000     07/01/2027      07/01/2008 A          45,748
----------------------------------------------------------------------------------------------------------------------------
       25,000   WI H&EFA (AHC/SLMC/HMH/AMCS
                Obligated Group)                                      5.750     08/15/2016      02/15/2008 A          25,290
----------------------------------------------------------------------------------------------------------------------------
    1,555,000   WI H&EFA (AHC/SLMC/HMH/AMCS
                Obligated Group)                                      5.875     08/15/2026      02/15/2008 A       1,573,054
----------------------------------------------------------------------------------------------------------------------------
      300,000   WI H&EFA (Aurora Health Care)                         5.250     08/15/2027      02/15/2008 A         306,279
----------------------------------------------------------------------------------------------------------------------------
       85,000   WI H&EFA (Marshfield Clinic)                          5.750     02/15/2027      02/15/2008 A          86,811
----------------------------------------------------------------------------------------------------------------------------
    1,465,000   WI H&EFA (Richland Hospital)                          5.375     06/01/2028      06/01/2008 A       1,490,857
----------------------------------------------------------------------------------------------------------------------------
      500,000   WI H&EFA (Waukesha Memorial Hospital)                 5.250     08/15/2019      08/15/2008 A         505,455
----------------------------------------------------------------------------------------------------------------------------
      135,000   WI Hsg. & EDA                                         5.750     03/01/2010      03/01/2010           135,933
----------------------------------------------------------------------------------------------------------------------------
    3,940,000   WI Hsg. & EDA                                         5.800     09/01/2017      07/01/2009 A       3,952,749
----------------------------------------------------------------------------------------------------------------------------
      190,000   WI Hsg. & EDA (Home Ownership), Series C              6.000     09/01/2036      08/03/2010 B         202,107
----------------------------------------------------------------------------------------------------------------------------
       20,000   WI Hsg. & EDA, Series B                               5.300     11/01/2018      01/01/2008 A          20,137
----------------------------------------------------------------------------------------------------------------------------
       10,000   WI Hsg. & EDA, Series B                               5.600     03/01/2008      03/01/2008            10,061
                                                                                                              --------------
                                                                                                                  72,415,705
----------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
      215,000   Jackson, WY National Rural Utilities
                Cooperative (Lower Valley Power
                & Light Company)                                      5.875     05/01/2026      11/01/2007 A         217,341
----------------------------------------------------------------------------------------------------------------------------
      115,000   Lincoln County, WY Pollution Control
                (PacifiCorp)                                          5.625     11/01/2021      11/01/2007 A         115,132
----------------------------------------------------------------------------------------------------------------------------
       55,000   WY Community Devel. Authority                         5.300     12/01/2017      08/27/2010 A          55,820
                                                                                                              --------------
                                                                                                                     388,293
                                                                                                              --------------
Municipal Bonds and Notes (Cost $2,000,693,352)                                                                2,029,177,374
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------------------
       18,667   Delta Air Lines Sr. Unsec. Nts. 5
                (Cost $18,481)                                        8.000     12/01/2015              --            16,637

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,000,711,833)--109.9%                                                      2,029,194,011
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.9)                                                                    (183,426,114)
                                                                                                              --------------
NET ASSETS--100.0%                                                                                            $1,845,767,897
                                                                                                              ==============

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

*    Call Date,  Put Date or Average Life of Sinking  Fund,  if  applicable,  as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September
30, 2007 was $73,095,447, which represents 3.96% of the Fund's net assets. See
Note 5 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
ADA       Atlanta Devel. Authority
AHC       Aurora Healthcare
AHF       American Housing Foundation
AHS       Adventist Health System
AMCS      Aurora Medical Center of Sheboygan County
CAU       Clark Atlanta University
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
COP       Certificates of Participation
CV        Chippewa Valley
DKH       Day Kimball Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EAFC      Emery Air Freight Corp.
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EWA       Emery Worldwide Airlines
FH        Foothill Hospital
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNMA      Federal National Mortgage Assoc.
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry
GHC       Gaston Health Care
GHS       Gaston Health Services
GMH       Gaston Memorial Hospital
GNMA      Government National Mortgage Assoc.
GO        General Obligation

H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSC       Hospital for Special Care
HSIR      Health Systems of Indian River
IBMC      Integris Baptist Medical Center
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
IRH       Integris Rural Health
IRHS      Indian River Health Services
IRMH      Indian River Memorial Hospital
ISOCHC    Integris South Oklahoma City Hospital Corp.
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
LRMC      Leesburg Regional Medical Center
LRMCHHS   LRMC Home Health Services
NSU       Northeastern State University
OCC       Oakview Care Center
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLS      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
TVTCMC    The Villages Tri-County Medical Center
V.I.      United States Virgin Islands
VRHS      Valley Regional Health System

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,000,711,833)--see accompanying statement of investments       $  2,029,194,011
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  154,963
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                           29,162,499
Investments sold                                                                                    8,201,562
Shares of beneficial interest sold                                                                  5,269,640
Other                                                                                                  72,611
                                                                                             -----------------
Total assets                                                                                    2,072,055,286

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                    122,265,000
Payable on borrowings (See Note 6)                                                                 93,600,000
Shares of beneficial interest redeemed                                                              6,525,404
Distribution and service plan fees                                                                  1,162,358
Dividends                                                                                           1,149,417
Investments purchased                                                                                 689,295
Interest expense on borrowings                                                                        596,270
Transfer and shareholder servicing agent fees                                                          92,249
Shareholder communications                                                                             86,350
Trustees' compensation                                                                                 11,351
Other                                                                                                 109,695
                                                                                             -----------------
Total liabilities                                                                                 226,287,389

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  1,845,767,897
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $        118,993
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      1,816,064,813
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   3,542,410
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                       (2,440,497)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         28,482,178
                                                                                             -----------------
NET ASSETS                                                                                   $  1,845,767,897
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,239,708,750 and 79,845,015 shares of beneficial interest outstanding)                     $          15.53
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                     $          16.09
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,085,419 and
4,904,180 shares of beneficial interest outstanding)                                         $          15.51
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $529,973,728 and
34,243,565 shares of beneficial interest outstanding)                                        $          15.48

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Interest                                                                                     $    105,457,878
--------------------------------------------------------------------------------------------------------------
Other income                                                                                            1,425
                                                                                             -----------------
Total investment income                                                                           105,459,303

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fees                                                                                     7,877,251
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             3,148,890
Class B                                                                                               853,068
Class C                                                                                             5,516,923
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                               658,445
Class B                                                                                                63,478
Class C                                                                                               276,146
--------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                               138,192
Class B                                                                                                14,419
Class C                                                                                                57,071
--------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                     5,313,950
--------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                      2,713,375
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 43,330
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            19,525
--------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                12,000
--------------------------------------------------------------------------------------------------------------
Administration service fees                                                                             1,500
--------------------------------------------------------------------------------------------------------------
Other                                                                                                 519,189
                                                                                             -----------------
Total expenses                                                                                     27,226,752
Less reduction to custodian expenses                                                                     (957)
                                                                                             -----------------
Net expenses                                                                                       27,225,795

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              78,233,508

--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                    1,250,164
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              (48,177,969)

--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $     31,305,703
                                                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                                 2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $     78,233,508   $     72,518,390
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                   1,250,164          4,278,876
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                             (48,177,969)         2,145,749
                                                                                             ------------------------------------
Net increase in net assets resulting from operations                                               31,305,703         78,943,015

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                           (54,511,019)       (47,363,828)
Class B                                                                                            (3,006,936)        (3,518,622)
Class C                                                                                           (19,652,495)       (19,503,283)
                                                                                             ------------------------------------
                                                                                                  (77,170,450)       (70,385,733)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                            11,081,946        310,119,380
Class B                                                                                           (17,014,907)       (10,600,084)
Class C                                                                                           (23,024,682)        41,416,097
                                                                                             ------------------------------------
                                                                                                  (28,957,643)       340,935,393

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                         (74,822,390)       349,492,675
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             1,920,590,287      1,571,097,612
                                                                                             ------------------------------------
End of period (including accumulated net investment
income of $3,542,410 and $2,479,352, respectively)                                           $  1,845,767,897   $  1,920,590,287
                                                                                             ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                   $     31,305,703
--------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                                (278,633,782)
Proceeds from disposition of investment securities                                                319,546,320
Short-term investment securities, net                                                             (27,396,287)
Premium amortization                                                                               11,640,744
Discount accretion                                                                                 (7,144,571)
Net realized gain on investments                                                                   (1,250,164)
Net change in unrealized appreciation on investments                                               48,177,969
Decrease in interest receivable                                                                     2,306,574
Increase in receivable for securities sold                                                         (3,970,391)
Decrease in other assets                                                                               64,244
Decrease in payable for securities purchased                                                      (33,288,306)
Increase in payable for accrued expenses                                                              514,397
                                                                                             -----------------
Net cash provided by operating activities                                                          61,872,450

--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                     706,500,000
Payments on bank borrowings                                                                      (649,700,000)
Payments from short-term floating rate notes issued                                               (16,710,700)
Proceeds from shares sold                                                                         622,219,237
Payment on shares redeemed                                                                       (698,828,910)
Cash distributions paid                                                                           (25,322,900)
                                                                                             -----------------
Net cash used in financing activities                                                             (61,843,273)

--------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                   29,177
--------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                               125,786
                                                                                             -----------------
Cash, ending balance                                                                         $        154,963
                                                                                             =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $51,611,799.

Cash paid for interest on bank borrowings--$2,239,166.

Cash paid for interest on short-term floating rate notes issued--$5,313,950.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                        2007          2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.91   $     15.85   $   15.18   $   14.70   $   14.86
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .69 1         .68 1       .69 1       .73         .79
Net realized and unrealized gain (loss)                     (.39)          .05         .68         .51        (.16)
                                                     --------------------------------------------------------------
Total from investment operations                             .30           .73        1.37        1.24         .63
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.68)         (.67)       (.70)       (.76)       (.79)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.53   $     15.91   $   15.85   $   15.18   $   14.70
                                                     ==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.88%         4.70%       9.17%       8.62%       4.19%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,239,709   $ 1,259,280   $ 943,010   $ 491,985   $ 260,413
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,272,585   $ 1,122,551   $ 691,251   $ 371,845   $ 184,574
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.36%         4.34%       4.41%       4.94%       5.36%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                                0.90%         0.89%       0.93%       0.96%       1.00%
Interest and fees from short-term
floating rate notes issued 4                                0.28%         0.25%       0.16%       0.11%       0.11%
                                                     --------------------------------------------------------------
Total expenses                                              1.18%         1.14%       1.09%       1.07%       1.11%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.18%         1.14%       1.08%       1.07%       1.11%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%           19%         20%         23%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                        2007          2006         2005        2004           2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.90   $     15.84    $   15.17    $  14.69       $  14.85
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .57 1         .56 1        .58 1       .63            .69
Net realized and unrealized gain (loss)                     (.41)          .04          .67         .50           (.18)
                                                     --------------------------------------------------------------------
Total from investment operations                             .16           .60         1.25        1.13            .51
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.55)         (.54)        (.58)       (.65)          (.67)
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.51   $     15.90    $   15.84    $  15.17       $  14.69
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.03%         3.90%        8.34%       7.81%          3.40%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    76,085   $    95,056    $ 105,404    $ 95,267       $ 70,742
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    85,328   $   101,464    $ 101,504    $ 84,577       $ 47,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.59%         3.59%        3.70%       4.21%          4.60%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                                1.68%         1.67%        1.69%       1.72%          1.77%
Interest and fees from short-term
floating rate notes issued 4                                0.28%         0.25%        0.16%       0.11%          0.11%
                                                     --------------------------------------------------------------------
Total expenses                                              1.96% 5       1.92% 5      1.85% 5     1.83% 5,6      1.88% 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%           19%          20%         23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6.Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED SEPTEMBER 30,                      2007         2006         2005         2004           2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   15.86     $  15.81    $   15.14    $   14.66      $   14.82
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .57 1        .57 1        .57 1        .63            .69
Net realized and unrealized gain (loss)                   (.39)         .03          .68          .50           (.18)
                                                     ------------------------------------------------------------------
Total from investment operations                           .18          .60         1.25         1.13            .51
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.56)        (.55)        (.58)        (.65)          (.67)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $   15.48     $  15.86    $   15.81    $   15.14      $   14.66
                                                     ==================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        1.13%        3.87%        8.38%        7.85%          3.42%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 529,974     $566,254    $ 522,684    $ 306,784      $ 164,236
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 551,823     $557,832    $ 406,498    $ 243,380      $  93,199
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.62%        3.60%        3.68%        4.20%          4.62%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                              1.65%        1.64%        1.66%        1.69%          1.75%
Interest and fees from short-term
floating rate notes issued 4                              0.28%        0.25%        0.16%        0.11%          0.11%
                                                     ------------------------------------------------------------------
Total expenses                                            1.93% 5      1.89% 5      1.82% 5      1.80% 5,6      1.86% 5
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     16%          19%          20%          23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of
Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and

domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $104,159,799 as of September 30, 2007, which represents 5.03% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date.
Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the
Fund's Statement of Operations. At September 30, 2007, municipal bond holdings with a value of $203,704,174 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $122,265,000 in short-term floating rate notes issued and outstanding at that date.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

At September 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                          COUPON       MATURITY        VALUE AS OF
     AMOUNT   INVERSE FLOATER 1                                     RATES 2          DATES     SEPT. 30, 2007
-------------------------------------------------------------------------------------------------------------
$ 6,635,000   AK HFC DRIVERS                                          12.08%        6/1/08     $    7,156,644
  4,000,000   Chicago, IL O'Hare International Airport
              (General Airport), Series A                              7.25         1/1/23          4,557,560
 10,000,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  6.75        11/1/21         10,492,500
  7,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  8.00         1/1/35          8,100,750
  2,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  9.28         5/1/10          2,829,100
  3,875,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  7.28        11/1/08          4,229,408
  2,485,000   DE Hsg. Authority ROLs                                  12.28         7/1/37          3,250,380
  1,500,000   Denver, CO City & County Airport RITES                   7.81       11/15/18          1,677,015
  1,000,000   Denver, CO City & County Airport RITES                   7.81       11/15/14          1,122,540
  3,750,000   Harris County, TX DRIVERS                                8.40        8/15/09          4,452,300
  3,385,000   HI Airports System RITES                                 7.04         7/1/18          3,703,495
  7,000,000   HI Dept. of Budget & Finance RITES                       7.19         7/1/20          7,667,310
  2,585,000   MA Educational Financing Authority                       8.77         1/1/16          2,857,821
 10,000,000   MA Port Authority ROLs                                   6.89         1/1/22         10,842,500
  5,000,000   NY Tobacco Settlement Financing Corp.
              DRIVERS                                                  6.79         6/1/17          5,551,050
  2,460,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)                                     8.48        12/1/38          2,948,801
                                                                                               --------------
                                                                                               $   81,439,174
                                                                                               ==============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on pages 80 and 81 of the Statement of
Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $5,807,743, representing 0.31% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
    UNDISTRIBUTED   UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                    LOSS   FOR FEDERAL INCOME
           INCOME            GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
   ---------------------------------------------------------------------------
   $    5,118,416   $          --    $          2,590,285   $       28,631,967

1. As of September 30, 2007, the Fund had $732,093 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2007, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             -----------------------
                             2012          $ 662,053
                             2015             70,040
                                           ---------
                             Total         $ 732,093
                                           =========

2. As of September 30, 2007, the Fund had $1,858,192 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2006, the Fund utilized $7,618,748 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30,
2007 and September 30, 2006 was as follows:

                                             YEAR ENDED        YEAR ENDED
                                          SEPTEMBER 30,     SEPTEMBER 30,
                                                   2007              2006
       ------------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends        $    76,614,003   $    70,385,733
       Ordinary income                          556,447                --
                                        ---------------------------------
       Total                            $    77,170,450   $    70,385,733
                                        =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities      $  1,878,056,749
                                                  ================

              Gross unrealized appreciation       $     52,095,161
              Gross unrealized depreciation            (23,463,194)
                                                  ----------------
              Net unrealized appreciation         $     28,631,967
                                                  ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                      SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                              32,035,735   $  506,811,879     40,517,899   $  638,313,093
Dividends and/or
distributions reinvested           2,474,563       39,124,040      2,070,938       32,645,391
Redeemed                         (33,819,817)    (534,853,973)   (22,914,126)    (360,839,104)
                                --------------------------------------------------------------
Net increase                         690,481   $   11,081,946     19,674,711   $  310,119,380
                                ==============================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST Continued

                                YEAR ENDED SEPTEMBER 30, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS B
Sold                                 339,241   $    5,354,471        754,151   $   11,873,170
Dividends and/or
distributions reinvested             117,262        1,853,139        128,377        2,022,122
Redeemed                          (1,531,258)     (24,222,517)    (1,556,195)     (24,495,376)
                                --------------------------------------------------------------
Net decrease                      (1,074,755)  $  (17,014,907)      (673,667)  $  (10,600,084)
                                ==============================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                               6,701,772   $  105,676,863     10,758,279   $  168,989,828
Dividends and/or
distributions reinvested             674,687       10,634,620        659,929       10,370,948
Redeemed                          (8,832,619)    (139,336,165)    (8,781,152)    (137,944,679)
                                --------------------------------------------------------------
Net increase (decrease)           (1,456,160)  $  (23,024,682)     2,637,056   $   41,416,097
                                ==============================================================

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended
September 30, 2007, were as follows:

                                               PURCHASES           SALES
         ---------------------------------------------------------------
         Investment securities            $  278,633,782   $ 319,546,320

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    ------------------------------------------
                    Up to $100 million                  0.500%
                    Next $150 million                   0.450
                    Next $250 million                   0.425
                    Over $500 million                   0.400

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2007, the Fund paid
$996,974 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at September
30, 2007 for Class C shares were $9,311,346. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                CLASS A         CLASS B         CLASS C
                                CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                              FRONT-END        DEFERRED        DEFERRED        DEFERRED
                          SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------
September 30, 2007          $   521,171      $   36,532     $   166,603      $   84,254

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6.BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended September 30, 2007, the average daily loan balance was
$49,953,151 at an average daily interest rate of 5.312%. The Fund had borrowings outstanding of $93,600,000 at September 30, 2007 at an interest rate of 5.5866%.
The Fund had gross borrowings and gross loan repayments of $706,500,000 and
$649,700,000, respectively, during the year ended September 30, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended
September 30, 2007 was $102,900,000. The Fund paid $175,778 in fees and
$2,239,166 in interest during the year ended September 30, 2007.

--------------------------------------------------------------------------------
7.RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                     A-7

                                     A-1
                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CCC: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-12
                                     B-1
                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

   I. Applicability of Class A Contingent Deferred Sales Charges in Certain
                                      Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals purchased prior to October
22, 2007) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this
Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares, prior to March 1, 2007 by a Retirement

      Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
      That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
      1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
      $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

          II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

|_|   Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|   Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Effective March 1, 2007, purchases of Class A shares by a Retirement
         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

|_|   Purchases by former shareholders of Atlas Strategic Income Fund of the
         Class A shares of any Oppenheimer fund that is available for exchange to shareholders of Oppenheimer Strategic Income Fund.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.  Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.00.

2.  Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

 III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
            Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Rising Dividends Fund, Inc.            Oppenheimer Small- &
   Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
        Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
o     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

o     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
        Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

o     dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
        Fund in specific investment products made available to their clients,
        and
o     dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
        Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Limited Term Municipal Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0860.1207

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          OPPENHEIMER MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   (i)  Amended  and  Restated  Declaration  of Trust  dated  June 7, 2002:
Previously filed with Registrant's  Post-Effective Amendment No. 25, 11/20/02,
and incorporated herein by reference.

      (ii)  Amendment  #2 to the Amended  and  Restated  Declaration  of Trust
dated  January 8, 2003:  Previously  filed  with  Registrant's  Post-Effective
Amendment No. 27, 11/24/04, and incorporated herein by reference.

      (iii)  Amendment  #1 to the Amended and  Restated  Declaration  of Trust
dated September 30, 2002:  Previously filed with  Registrant's  Post-Effective
Amendment No. 27, 11/24/04, and incorporated herein by reference.

(b)   By-Laws as amended and restated as of 10/24/00: Filed herewith.

      (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 23,  11/20/01,  and  incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 23,  11/20/01,  and  incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 23,  11/20/01,  and  incorporated herein by reference.

(c)    Not applicable.

(d)   Amended and Restated  Investment  Advisory  Agreement  dated  January 1,
2005:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 29,
January 25, 2006, and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement dated October 13, 1992: Previously filed with Registrant's  Post-Effective Amendment No. 9, 1/29/93, refiled with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95)  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement  of  Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),
10/23/06, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement  of  Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),
10/23/06, and incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement  of  Oppenheimer  Main  Street  Funds,  Inc.  (Reg.  No.  33-17850),
10/23/06, and incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 34 to the Registration  Statement of Oppenheimer Main Street Funds,  Inc., (Reg. No.
33-17850), 10/23/06, and incorporated herein by reference.

(f)   Form of Amended and  Restated  Compensation  Deferral  Plan for Eligible
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 18 to the Registration  Statement of Oppenheimer  International  Bond Fund (Reg. No.
33-58383), (12/20/07), and incorporated herein by reference.

(g)   (i) Global  Custody  Agreement  dated July 15, 2003 as amended  July 26,
2007:   Previously   filed  with   Post-Effective   Amendment  No.  1  to  the
Registration  Statement of Oppenheimer  Rochester Arizona Municipal Fund (Reg.
No. 333-132778), 7/26/07, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001, as amended July 15, 2003:  Previously  filed with the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated October 29, 1986:  Previously filed with  Registrant's  Post-Effective  Amendment No. 9 (1/29/93) and refiled with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95)  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated  October 28, 2005:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 30 (1/26/07), and incorporated herein by reference.

      (ii) Amended and Restated  Distribution  and Service Plan and  Agreement
for Class B shares dated October 28, 2005:  Previously filed with Registrant's
Post-Effective   Amendment  No.  30  (1/26/07),  and  incorporated  herein  by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class C shares dated October 28, 2005:  Previously filed with Registrant's
Post-Effective   Amendment  No.  30  (1/26/07),  and  incorporated  herein  by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
8/29/07:   Previously  filed  with  the  Initial  Registration   Statement  of
Oppenheimer   Portfolio   Series  Fixed  Income   Investor   Fund  (Reg.   No.
333-146105), 09/14/07, and incorporated herein by reference.

(o)   Powers of Attorney dated August 31, 2007 for all  Trustees/Directors and
Officers:   Previously  filed  with  the  Initial  Registration  Statement  of
Oppenheimer  Portfolio Series Active  Allocation Fund, (Reg. No.  333-146105),
9/14/07, and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
August  30,  2007  under Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed  with the  Initial  Registration  Statement  of  Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No.  333-146105),  09/14/07,
and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.
--------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Adams               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Amato,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tracey Beck Apostolopoulos, None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hany S. Ayad,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Baker,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Michael Banta,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adam Bass,                  None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Baum,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeff Baumgartner,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Todd Becerra,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Erik S. Berg,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Bertucci,            None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rajeev Bhaman,              None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Craig Billings,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark Binning,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Beth Bleimehl,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Veronika Boesch,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Chad Boll,                  None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Antulio N. Bomfim,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michelle Borre Massick,     None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            None
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Boydell,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Britton,            Formerly     CTO/Managing     Director     of    IT
Vice President              Infrastructure   at   GMAC   Residential    Funding
                            Corporation (October 2000 - October 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Bromberg,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristine Bryan-Levin,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Burke,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark Burns,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoffrey Caan,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Campbell,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Catherine Carroll,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Debra Casey,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Maria Castro,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Chaffee,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Chibnik,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Sheng Chu,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Clark,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

H.C. Digby Clements,        None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter V. Cocuzza,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald James Concepcion,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cheryl Corrigan,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Belinda J. Cosper,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott Cottier,              None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lauren Coulston,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie C. Cusker,            None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Dawson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Delano,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Demarco,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Craig P. Dinsell,           None
Executive Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randall C. Dishmon,         None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rebecca K. Dolan,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Doyle,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bruce C. Dunbar,            None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Dvorak,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Edmiston,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A. Taylor Edwards,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Venkat Eleswarapu,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel R. Engstrom,         None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George R. Evans,            None
Senior Vice President &
Director of International
Equities

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Edward N. Everett,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathy Faber,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristie Feinberg,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Ferguson,           Formerly Senior  Marketing  Manager at ETrade (June
Assistant Vice President    2006 - January 2007) and Senior  Marketing  Manager
                            at Axa Financial (April 2000 - June 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Emmanuel Ferreira,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bradley G. Finkle,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Fling,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Colleen M. Franca,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donald French,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dominic Freud,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hazem Gamal,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Gerlach,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles W. Gilbert,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alan C. Gilston,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jacqueline Girvin-Harkins,  None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill E. Glazerman,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Raquel Granahan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert B. Grill,            None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carol Guttzeit,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marilyn Hall,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kelly Haney,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steve Hauenstein,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas B. Hayes,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Heidi Heikenfeld,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Annika Helgerson,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Herrmann,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dennis Hess,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dorothy F. Hirshman,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Hoelscher,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eivind Holte,               Formerly Vice  President at U.S. Trust (June 2005 -
Vice President              October 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Andrew Huddleston,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Margaret Hui,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dana Hunter,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James G. Hyland,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kelly Bridget Ireland,      None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frank V. Jennings,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Jennings,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Kandilis,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rezo Kanovich,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas W. Keffer,           None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Kennedy,              Formerly  self-employed  (December 2005 - September
Senior Vice President       2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Kim,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Knott,              None
Executive Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin S. Korn,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Kramer,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gloria LaFond,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Lamentino,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Latino,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gayle Leavitt,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher M. Leavy,       None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Leverenz,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael S. Levine,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Levitt,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gang Li,                    None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shanquan Li,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Lifshey,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bill Linden,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David P. Lolli,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dongyan Ma,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steve Macchia,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Mandzij,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carolyn Maxson,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McCanna,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph McGovern,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Medev,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lucienne Mercogliano,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Andrew J. Mika,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rejeev Mohammed,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nikolaos D. Monoyios,       None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulcahy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meaghan Murphy,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Suzanne Murphy,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas J. Murray,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Nasta,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Newman,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Norman,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew O'Donnell,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Olson,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lerae A. Palumbo,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Patton,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David P. Pellegrino,        None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allison C. Pells,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert H. Pemble,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori L. Penna,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Petersen,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marmeline Petion-Midy,      None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Phillips,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Pilc,                  None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeaneen Pisarra,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Polak,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sergei Polevikov,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeffrey Portnoy,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Preuss,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen Puckett,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael E. Quinn,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie S. Radtke,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Norma J. Rapini,            None
Assistant Vice President :
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Corry E. Read,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Reinganum,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Reiter,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Rhodes,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Claire Ring,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Grace Roberts,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Robis,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Antoinette Rodriguez,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stacey Roode,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeffrey S. Rosen,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jessica Rosenfeld,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stacy Roth,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Royce,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kim Russomanno,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald Rutledge,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Anne Ryan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Ryan,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rohit Sah,                  None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Valerie Sanders,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rudi W. Schadt,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen P. Schoenfeld,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott A. Schwegel,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tammy Sheffer,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Dugan Sheridan,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David C. Sitgreaves,        None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Enrique H. Smith,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Smith,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Louis Sortino,              None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Keith J. Spencer,           None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marco Antonio Spinar,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard A. Stein,           None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jennifer Stevens,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amy Sullivan,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carole Sumption,            Formerly  Vice  President at Policy  Studies,  Inc.
Vice President              (July 2003 - April 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Swaney,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Toomey,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Toner,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Leonid Tsvayg,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Keith Tucker,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cameron Ullyatt,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Angela Uttaro,              None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Maureen Van Norstrand,      None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rene Vecka,                 None
Assistant Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Elaine Villas-Obusan,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ryan Virag,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jake Vogelaar,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillip F. Vottiero,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Walsh,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Darren Walsh,               Formerly  General Manager and Senior Vice President
Executive Vice President    of  Comverse  (December  2005  -  September  2006);
                            Senior Vice  President of Strategic  Initiatives at
                            CSG Systems (2002 - December 2005)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Deborah Weaver,
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christopher D. Weiler,      None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Melissa Lynn Weiss,         None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Wells,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolff,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oliver Wolff,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Caleb C. Wong,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Edward C. Yoensky,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoff Youell,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lucy Zachman,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Neal A. Zamore,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Anna Zatulovskaya,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark D. Zavanelli,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alex Zhou,                  None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.

--------------------------------------------------------------------------------

The    Oppenheimer    Funds include the following:

Centennial  California  Tax Exempt Trust
Centennial Government Trust
Centennial   Money   Market Trust
Centennial   New  York  Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund
  (a series of Oppenheimer Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
  Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
  Principal Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- &Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
     Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and  OppenheimerFunds  Legacy  Program is 6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private  Investments,   Inc.,  OFI  Institutional  Asset  Management,  Inc.  and
Oppenheimer  Trust Company is Two World  Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

     The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds  International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road, Central, Hong Kong.

Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration  Statement and listed in Item 26(b) above  (except  Panorama  Series  Fund,  Inc.) and for  MassMutual
Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

Name & Principal             Position & Office    Position and Office
Business Address                 with Underwriter         with Registrant
---------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Apostolopoulos(1)         Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Beringer                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joshua Broad(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ross Burkstalker                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donelle Chisolm(2)               Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)          Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Fereday                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street

Breezy Point, NY 11697

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue

Englewood, CO 80111

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349

Dallas, TX 75219

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost                     Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Charlotte Gardner(1)             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Raquel Granahan(4)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Grill(2)                  Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Garrett Harbron                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Hoelscher(1)           Assistant Vice President  None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road

Stonybrook, NY 11790

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Hyland(2)                Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elyse Jurman                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Kasa                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Keffer(2)                 Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lisa Klassen(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Knott(1)                 President and Director   None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way

Highlands Ranch, CO 80126

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jesse Levitt(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West

Sleepy Hollow, NY 10591

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christina Loftus(2)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue

Cold Spring Harbor, NY 11724

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael McDonald                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John C. McDonough                Senior Vice President    None
533 Valley Road

New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street

Denver, CO 80211

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Meerman                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Saul Mendoza                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R

Chicago, IL 60613

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle

Lone Tree, CO 80124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Mulcahy(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Pawluk(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Wayne Perry                      Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Aaron Pisani(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nicole Pretzel                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place

Larchmont, NY 10538

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ramsey Rayan                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William J. Raynor(5)             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Corry Read(2)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Rock                    Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Sexton(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                    Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Darren Walsh(1)                  Executive Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Walsh                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place

Castle Rock, CO 80108

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber                  Director                 None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michelle Wood(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Steven Zito(1)                   Vice President           None

----------------------------------------------------------------------------------

(1)6803   South   Tucson   Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks,  Rochester, NY 14623
(4)555  Theodore  Fremd Avenue, Rye, NY 10580
(5)Independence    Wharf,   470 Atlantic  Avenue,  11th  Floor, Boston MA 02210

(c)   Not applicable.

Item 28.  Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

          SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness of this Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of  1933  and  has  duly  caused  this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of New  York  and  State of New York on the 21st day of
December 2007.

                                        OPPENHEIMER MUNICIPAL FUND

                                        By:  /s/ John V. Murphy*
                                        ---------------------------------------
                                        John V. Murphy, President,
                                        Principal Executive Officer &
                                        Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures                          Title                       Date

William L. Armstrong*               Chairman of the Board       December 21, 2007
-----------------------             of Trustees
William L. Armstrong

John V. Murphy*                     President, Principal        December 21, 2007
------------------------            Executive Officer &
John V. Murphy                      Trustee

Brian W. Wixted*                    Treasurer, Principal        December 21, 2007
                                    Financial &
-------------------------           Accounting Officer
Brian W. Wixted

George C. Bowen*                    Trustee                     December 21, 2007
----------------------
George C. Bowen

Edward L. Cameron*                  Trustee                     December 21, 2007
------------------------
Edward L. Cameron

Jon S. Fossel*                      Trustee                     December 21, 2007
--------------------
Jon S. Fossel

Sam Freedman*                       Trustee                     December 21, 2007
----------------------
Sam Freedman

Beverly L. Hamilton                 Trustee                     December 21, 2007
------------------------------
Beverly L. Hamilton

Robert J. Malone*                   Trustee                     December 21, 2007
--------------------------
Robert J. Malone

F. William Marshall, Jr.*           Trustee                     December 21, 2007

--------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives
-----------------------------------------
Kathleen T. Ives,
Attorney-in-Fact

  OPPENHEIMER MUNICIPAL FUND

  Registration Statement No.
           33-08054

Post-Effective Amendment No. 31

         EXHIBIT INDEX

Exhibit No.       Description

23. (b)     By-Laws

 (j)        Independent Registered Public Accounting Firm's Consent